UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
2000 Westchester Avenue, Purchase, NY 10577
(Address of principal executive offices) (Zip code)
CT Corp.
155 Federal Street 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-937-6739
Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
November 30, 2010

Schedules of Investments
November 30, 2010 (unaudited)
Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 98.7%

CONSUMER DISCRETIONARY — 19.3%

Auto Components — 1.1%
19,700	Autoliv Inc.	$1,446,374
269,400	BorgWarner Inc.*	16,255,596
30,300	Tenneco Inc.*	1,104,738

	Total Auto Components	18,806,708

Automobiles — 1.8%
138,100	Daimler AG, Registered Shares(a)*	8,941,975
938,000	Ford Motor Co.(a)*	14,951,720
200,700	General Motors Co.(a)*	6,863,940

	Total Automobiles	30,757,635

Distributors — 0.2%
141,500	LKQ Corp.*	3,052,863

Diversified Consumer Services — 0.7%
345,100	Apollo Group Inc., Class A Shares*	11,733,400

Hotels, Restaurants & Leisure — 1.9%
340,710	Las Vegas Sands Corp.*	17,062,757
251,200	Marriott International Inc., Class A Shares	9,849,552
75,200	Starbucks Corp.	2,301,120
42,900	Starwood Hotels & Resorts Worldwide Inc.	2,438,436
22,000	WMS Industries Inc.*	975,700

	Total Hotels, Restaurants & Leisure	32,627,565

Household Durables — 0.2%
63,200	Harman International Industries Inc.*	2,754,888

Internet & Catalog Retail — 3.9%
166,420	Amazon.com Inc.*	29,190,068
99,520	priceline.com Inc.*	39,215,855

	Total Internet & Catalog Retail	68,405,923

Media — 3.4%
202,900	DIRECTV, Class A Shares*	8,426,437
74,100	Discovery Communications Inc., Class A Shares*	3,021,798
45,400	Scripps Networks Interactive Inc., Class A Shares	2,313,130
378,300	Viacom Inc., Class B Shares	14,311,089
858,057	Walt Disney Co.	31,327,660

	Total Media	59,400,114

Multiline Retail — 2.2%
38,750	Dollar Tree Inc.*	2,129,313
188,800	Kohl’s Corp.*	10,652,096
366,500	Macy’s Inc.	9,411,720
289,600	Target Corp.	16,489,824

	Total Multiline Retail	38,682,953

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
Specialty Retail — 1.9%
44,200	Bed Bath & Beyond Inc.*	$1,933,308
76,000	Chico’s FAS Inc.	915,800
519,800	Lowe’s Cos., Inc.	11,799,460
28,900	O’Reilly Automotive Inc.*	1,739,202
619,000	Staples Inc.	13,624,190
21,600	Tiffany & Co.	1,341,360
20,900	Tractor Supply Co.	887,623
32,600	Urban Outfitters Inc.*	1,231,954

	Total Specialty Retail	33,472,897

Textiles, Apparel & Luxury Goods — 2.0%
382,466	NIKE Inc., Class B Shares	32,941,797
36,000	Warnaco Group Inc.*	1,938,600

	Total Textiles, Apparel & Luxury Goods	34,880,397

	TOTAL CONSUMER DISCRETIONARY	334,575,343

CONSUMER STAPLES — 1.3%

Beverages — 0.1%
47,200	Hansen Natural Corp.*	2,511,984

Food & Staples Retailing — 0.6%
304,100	Walgreen Co.	10,597,885

Household Products — 0.6%
166,700	Procter & Gamble Co.	10,180,369

	TOTAL CONSUMER STAPLES	23,290,238

ENERGY — 10.2%

Energy Equipment & Services — 3.5%
494,348	Halliburton Co.	18,706,128
311,050	National-Oilwell Varco Inc.	19,064,254
55,550	Schlumberger Ltd.	4,296,237
908,250	Weatherford International Ltd.*	18,537,383

	Total Energy Equipment & Services	60,604,002

Oil, Gas & Consumable Fuels — 6.7%
30,400	Cabot Oil & Gas Corp.	1,063,088
56,700	Concho Resources Inc.(a)*	4,691,925
207,800	ConocoPhillips	12,503,326
294,980	Consol Energy Inc.	12,377,361
29,100	Continental Resources Inc.(a)*	1,555,395
69,700	Denbury Resources Inc.*	1,267,146
189,000	EOG Resources Inc.	16,811,550
36,100	InterOil Corp.(a)*	2,741,073
124,800	Newfield Exploration Co.*	8,340,384
118,200	Noble Energy Inc.	9,603,750
208,050	Occidental Petroleum	18,343,768
246,600	Peabody Energy Corp.	14,502,546
386,750	Suncor Energy Inc.	12,998,668

	Total Oil, Gas & Consumable Fuels	116,799,980

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
	TOTAL ENERGY	$177,403,982

FINANCIALS — 6.6%

Capital Markets — 2.1%
928,200	Bank of New York Mellon Corp. (The)	25,052,118
23,600	Franklin Resources Inc.	2,692,524
39,800	Goldman Sachs Group Inc. (The)	6,214,372
80,500	Raymond James Financial Inc.	2,308,740

	Total Capital Markets	36,267,754

Commercial Banks — 1.1%
344,200	Itau Unibanco Banco Multiplo SA, ADR	8,030,186
394,700	Wells Fargo & Co.	10,739,787

	Total Commercial Banks	18,769,973

Consumer Finance — 0.6%
255,900	American Express Co.	11,059,998

Diversified Financial Services — 1.7%
46,700	CME Group Inc., Class A Shares	13,452,402
124,500	IntercontinentalExchange Inc.*	14,031,150
68,000	Moody’s Corp.	1,824,440
29,500	Waddell & Reed Financial Inc., Class A Shares	908,600

	Total Diversified Financial Services	30,216,592

Insurance — 1.0%
821,300	Manulife Financial Corp.(a)	11,424,283
101,750	The Travelers Cos., Inc.	5,493,483

	Total Insurance	16,917,766

Real Estate Investment Trusts (REITS) — 0.1%
97,300	CB Richard Ellis Group Inc., Class A Shares*	1,867,187

	TOTAL FINANCIALS	115,099,270

HEALTH CARE — 11.3%

Biotechnology — 1.8%
289,068	Celgene Corp.*	17,164,858
314,530	Gilead Sciences Inc.*	11,480,345
51,100	United Therapeutics Corp.*	3,215,723

	Total Biotechnology	31,860,926

Health Care Equipment & Supplies — 1.7%
78,680	Alcon Inc.	12,372,430
53,100	Cooper Cos., Inc. (The)	2,840,850
284,200	Covidien PLC	11,956,294
16,100	Edwards Lifesciences Corp.*	1,068,396
35,100	Hospira Inc.*	1,974,726

	Total Health Care Equipment & Supplies	30,212,696

Health Care Providers & Services — 3.3%
412,450	Aetna Inc.	12,216,769
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
31,900	Catalyst Health Solutions Inc.*	$1,369,148
28,400	DaVita Inc.*	2,064,680
160,800	Express Scripts Inc.*	8,376,072
364,100	Medco Health Solutions Inc.*	22,326,612
18,900	Mednax Inc.*	1,156,680
240,300	UnitedHealth Group Inc.	8,775,756

	Total Health Care Providers & Services	56,285,717

Life Sciences Tools & Services — 0.6%
180,800	Illumina Inc.*	10,869,696

Pharmaceuticals — 3.9%
402,300	Allergan Inc.	26,660,422
337,336	Elan Corp. PLC, ADR*	1,737,280
140,800	Novo Nordisk, ADR	13,998,336
146,943	Perrigo Co.	8,851,846
27,900	Shire PLC, ADR	1,962,486
599,644	Warner Chilcott PLC, Class A Shares	11,399,232
42,100	Watson Pharmaceuticals Inc.*	2,051,954

	Total Pharmaceuticals	66,661,556

	TOTAL HEALTH CARE	195,890,591

INDUSTRIALS — 13.2%

Aerospace & Defense — 4.6%
105,200	BE Aerospace Inc.*	3,734,600
179,611	Boeing Co. (The)	11,453,793
231,750	Goodrich Corp.	19,877,199
316,900	Honeywell International Inc.	15,753,099
82,500	Precision Castparts Corp.	11,390,775
226,098	United Technologies Corp.	17,018,396

	Total Aerospace & Defense	79,227,862

Air Freight & Logistics — 2.0%
262,200	Expeditors International of Washington Inc.	13,870,380
199,510	FedEx Corp.	18,179,351
66,900	HUB Group Inc., Class A Shares*	2,182,947

	Total Air Freight & Logistics	34,232,678

Airlines — 0.5%
22,000	Alaska Air Group Inc.*	1,210,000
565,300	Delta Air Lines Inc.*	7,733,304

	Total Airlines	8,943,304

Building Products — 0.1%
32,300	Lennox International Inc.	1,420,877

Commercial Services & Supplies — 0.0%
30,000	Waste Connections Inc.	780,000

Construction & Engineering — 0.2%
112,600	Chicago Bridge & Iron Co. NV, Class NY Shares*	3,187,706

Electrical Equipment — 2.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
33,600	A.O. Smith Corp.	$1,324,176
70,900	AMETEK Inc.	4,195,153
570,500	Emerson Electric Co.	31,417,435

	Total Electrical Equipment	36,936,764

Machinery — 2.0%
42,800	CLARCOR Inc.	1,742,388
143,075	Cummins Inc.	13,895,444
134,346	Eaton Corp.	12,950,954
61,600	Ingersoll-Rand PLC	2,525,600
22,500	Navistar International Corp.*	1,151,550
47,400	Pall Corp.	2,145,798

	Total Machinery	34,411,734

Professional Services — 0.1%
33,300	IHS Inc., Class A Shares*	2,408,256

Road & Rail — 1.4%
232,300	CSX Corp.	14,126,163
105,000	Union Pacific Corp.	9,461,550

	Total Road & Rail	23,587,713

Trading Companies & Distributors — 0.2%
14,800	MSC Industrial Direct Co., Class A Shares	890,072
23,500	Watsco Inc.	1,416,345
24,700	WESCO International Inc.*	1,178,684

	Total Trading Companies & Distributors	3,485,101

	TOTAL INDUSTRIALS	228,621,995

INFORMATION TECHNOLOGY — 31.1%

Communications Equipment — 5.6%
46,600	Adtran Inc.	1,451,124
885,350	Cisco Systems Inc.*	16,963,306
81,000	F5 Networks Inc.*	10,682,280
352,300	Juniper Networks Inc.*	11,985,246
255,800	Polycom Inc.*	9,465,879
990,750	QUALCOMM Inc.	46,307,655

	Total Communications Equipment	96,855,490

Computers & Peripherals — 8.1%
285,984	Apple Inc.*	88,983,921
499,620	Dell Inc.*	6,604,976
961,100	EMC Corp.*	20,654,039
314,250	Hewlett-Packard Corp.	13,176,503
184,200	NetApp Inc.*	9,381,306

	Total Computers & Peripherals	138,800,745

Electronic Equipment, Instruments & Components — 0.9%
285,000	Agilent Technologies Inc.*	9,980,700
49,800	Amphenol Corp., Class A Shares	2,491,494
89,500	Jabil Circuit Inc.	1,352,345
48,900	Tyco Electronics Ltd.	1,487,538

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
	Total Electronic Equipment, Instruments & Components	$15,312,077

Internet Software & Services — 4.4%
72,400	Baidu.com Inc., ADR*	7,615,756
41,117	Equinix Inc.*	3,190,679
90,700	Google Inc., Class A Shares*	50,402,897
461,100	Verisign Inc.*	15,820,341

	Total Internet Software & Services	77,029,673

IT Services — 3.8%
21,700	Alliance Data Systems Corp.(a)*	1,368,836
31,800	Cognizant Technology Solutions Corp., Class A Shares*	2,066,364
71,410	International Business Machines Corp.	10,101,659
69,000	Mastercard Inc., Class A Shares	16,355,070
278,300	Teradata Corp.*	11,435,347
57,100	VeriFone Systems Inc.(a)*	1,984,225
296,000	Visa Inc., Class A Shares	21,859,600

	Total IT Services	65,171,101

Semiconductors & Semiconductor Equipment — 2.3%
223,989	Altera Corp.	7,859,774
37,300	Analog Devices Inc.	1,326,388
36,400	Broadcom Corp., Class A Shares	1,619,436
507,000	Intel Corp.	10,707,840
603,513	Marvell Technology Group Ltd.*	11,641,766
249,500	Skyworks Solutions Inc.*	6,349,775

	Total Semiconductors & Semiconductor Equipment	39,504,979

Software — 6.0%
463,100	Adobe Systems Inc.*	12,841,763
55,900	Ariba Inc.*	1,131,137
27,500	Blackboard Inc.(a)*	1,142,625
33,600	Check Point Software Technologies*	1,440,432
185,100	Citrix Systems Inc.*	12,294,342
522,700	Intuit Inc.*	23,464,003
1,210,600	Oracle Corp.	32,734,623
53,000	Rovi Corp.*	2,924,010
57,413	Salesforce.com Inc.*	7,993,038
69,700	TiVo Inc.(a)*	572,934
97,160	VMware Inc., Class A Shares*	7,920,483

	Total Software	104,459,390

	TOTAL INFORMATION TECHNOLOGY	537,133,455

MATERIALS — 3.4%

Chemicals — 2.3%
179,340	Air Products & Chemicals Inc.	15,462,695
26,600	Albemarle Corp.	1,438,794
9,700	CF Industries Holdings Inc.	1,171,469
21,500	Ecolab Inc.	1,027,915
205,700	LyondellBasell Industries NV, Class A Shares*	6,008,497
242,200	Syngenta AG, ADR	13,492,962

	Total Chemicals	38,602,332

Containers & Packaging — 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
51,900	Crown Holdings Inc.*	$1,610,457

Metals & Mining — 1.0%
58,180	Freeport-McMoRan Copper & Gold Inc.	5,894,798
266,330	Goldcorp Inc.	12,141,984

	Total Metals & Mining	18,036,782

	TOTAL MATERIALS	58,249,571

TELECOMMUNICATION SERVICES — 2.3%

Wireless Telecommunication Services — 2.3%
346,207	American Tower Corp., Class A Shares*	17,507,688
487,500	Crown Castle International Corp.*	20,250,750
58,600	NII Holdings Inc.*	2,271,336

	Total Wireless Telecommunication Services	40,029,774

	TOTAL TELECOMMUNICATION SERVICES	40,029,774

	TOTAL COMMON STOCKS (Cost — $1,338,442,457)	1,710,294,219

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,338,442,457)	1,710,294,219

Face
Amount
SHORT-TERM INVESTMENTS (b) — 3.2%
MONEY MARKET FUND — 1.6%
27,193,239	The AIM STIT — Liquid Assets Portfolio(c) (Cost — $27,193,239)	27,193,239

TIME DEPOSITS — 1.5%
320	BBH — Grand Cayman, 0.030% due 12/1/10	320
16,637,746	HSBC Bank — Grand Cayman, 0.030% due 12/1/10	16,637,747
10,860,166	Wells Fargo — Grand Cayman, 0.030% due 12/1/10	10,860,166

	TOTAL TIME DEPOSITS (Cost — $27,498,233)	27,498,233

U.S. GOVERNMENT AGENCY — 0.1%
1,585,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.070% due 12/1/10(d) (Cost — $1,584,997)	1,584,997

	TOTAL SHORT-TERM INVESTMENTS (Cost — $56,276,469)	56,276,469

	TOTAL INVESTMENTS — 101.9% (Cost — $1,394,718,926#)	1,766,570,688

	Liabilities in Excess of Other Assets — (1.9)%	(33,463,663)

	TOTAL NET ASSETS — 100.0%	$1,733,107,025

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.6%.

(c)	Represents investment of collateral received from securities lending transactions.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PLC	— Public Limited Company
Summary of Investments by Security Sector^

Information Technology	30.5%
Consumer Discretionary	18.9
Industrials	12.9
Health Care	11.1
Energy	10.0
Financials	6.5
Materials	3.3
Telecommunication Services	2.3
Consumer Staples	1.3
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 98.0%

CONSUMER DISCRETIONARY — 5.2%

Distributors — 0.5%
132,310	Genuine Parts Co.	$6,369,403

Diversified Consumer Services — 0.2%
156,100	H&R Block Inc.	1,965,299

Household Durables — 0.1%
28,400	Mohawk Industries Inc.*	1,492,136

Leisure Equipment & Products — 0.2%
82,300	Mattel Inc.*	2,126,632

Media — 1.3%
233,364	Comcast Corp., Class A Shares	4,667,280
22,300	McGraw-Hill Cos., Inc. (The)	769,127
50,500	Omnicom Group Inc.	2,294,720
240,000	Time Warner Inc.	7,077,600

	Total Media	14,808,727

Multiline Retail — 1.6%
123,424	Kohl’s Corp.*	6,963,582
210,000	Target Corp.	11,957,401

	Total Multiline Retail	18,920,983

Specialty Retail — 0.4%
123,260	Best Buy Co., Inc.	5,265,667

Textiles, Apparel & Luxury Goods — 0.9%
127,996	V. F. Corp.	10,608,308

	TOTAL CONSUMER DISCRETIONARY	61,557,155

CONSUMER STAPLES — 12.8%

Beverages — 1.5%
62,100	Coca-Cola Co. (The)	3,922,857
79,500	Diageo PLC, ADR	5,696,970
121,659	PepsiCo Inc.	7,862,821

	Total Beverages	17,482,648

Food & Staples Retailing — 1.8%
569,194	CVS/Caremark Corp.	17,645,014
107,000	Kroger Co.	2,519,850
41,900	Sysco Corp.	1,215,938

	Total Food & Staples Retailing	21,380,802

Food Products — 4.6%
541,329	Archer-Daniels-Midland Co.	15,693,127
43,100	Campbell Soup Co.	1,461,090
152,000	HJ Heinz Co.	7,337,040
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
336,050	Kraft Foods Inc., Class A Shares	$10,165,513
120,000	Ralcorp Holdings Inc.*	7,430,400
446,300	Unilever NV, NY Registered Shares	12,665,994

	Total Food Products	54,753,164

Household Products — 2.0%
83,385	Colgate-Palmolive Co.	6,383,122
284,214	Kimberly-Clark Corp.	17,590,004

	Total Household Products	23,973,126

Tobacco — 2.9%
697,680	Altria Group Inc.	16,744,320
240,650	Philip Morris International Inc.	13,690,579
125,800	Reynolds American Inc.	3,892,252

	Total Tobacco	34,327,151

	TOTAL CONSUMER STAPLES	151,916,891

ENERGY — 16.0%

Energy Equipment & Services — 4.1%
150,900	Diamond Offshore Drilling Inc.(a)	9,772,284
363,000	Halliburton Co.	13,735,920
102,200	Nabors Industries Ltd.*	2,257,598
345,900	National-Oilwell Varco Inc.	21,200,211
61,700	Pride International Inc.*	1,918,870

	Total Energy Equipment & Services	48,884,883

Oil, Gas & Consumable Fuels — 11.9%
215,100	Apache Corp.	23,153,364
177,200	Chesapeake Energy Corp.	3,742,464
355,800	Chevron Corp.	28,809,126
32,600	Cimarex Energy Co.	2,625,604
386,900	ConocoPhillips	23,279,773
165,000	Devon Energy Corp.	11,644,050
137,000	Exxon Mobil Corp.	9,529,720
165,000	Hess Corp.	11,558,250
325,500	Marathon Oil Corp.	10,894,485
51,500	Range Resources Corp.	2,162,485
61,300	Royal Dutch Shell PLC, Class A Shares, ADR(a)	3,719,071
56,900	Southwestern Energy Co.*	2,059,780
147,800	Total SA, ADR	7,208,206

	Total Oil, Gas & Consumable Fuels	140,386,378

	TOTAL ENERGY	189,271,261

FINANCIALS — 16.1%

Capital Markets — 3.0%
155,000	AllianceBernstein Holding LP(a)*	3,558,800
218,300	Ameriprise Financial Inc.	11,316,671
275,000	Bank of New York Mellon Corp. (The)	7,422,250
47,750	Goldman Sachs Group Inc. (The)	7,455,685
146,200	State Street Corp.	6,315,840

	Total Capital Markets	36,069,246

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
Commercial Banks — 2.0%
98,250	HSBC Holdings PLC, ADR	$4,967,520
156,300	PNC Financial Services Group Inc.	8,416,755
373,400	Wells Fargo & Co.	10,160,214

	Total Commercial Banks	23,544,489

Consumer Finance — 0.5%
148,355	Capital One Financial Corp.	5,523,257

Diversified Financial Services — 1.1%
473,700	Bank of America Corp.	5,187,015
197,400	JPMorgan Chase & Co.	7,378,812

	Total Diversified Financial Services	12,565,827

Insurance — 7.1%
177,000	ACE Ltd.	10,358,040
10,635	Alleghany Corp.*	3,203,794
29,900	Allied World Assurance Co. Holdings Ltd.	1,756,326
442,953	Allstate Corp. (The)	12,894,362
63,597	AON Corp.	2,551,512
29,500	Arch Capital Group Ltd.*	2,663,850
171,100	Fidelity National Financial Inc., Class A Shares	2,309,850
538,800	MetLife Inc.	20,555,219
106,200	The Progressive Corp.	2,160,108
308,370	The Travelers Cos., Inc.	16,648,896
60,300	W.R. Berkley Corp.	1,609,407
233,000	Willis Group Holdings PLC	7,416,390

	Total Insurance	84,127,754

Real Estate Investment Trusts (REITs) — 1.8%
523,600	Annaly Capital Management Inc.	9,524,284
168,770	HCP Inc.	5,557,596
122,870	Health Care REIT Inc.	5,686,424

	Total Real Estate Investment Trusts (REITs)	20,768,304

Thrifts & Mortgage Finance — 0.6%
316,600	Hudson City Bancorp Inc.	3,593,410
227,300	New York Community Bancorp Inc.(a)	3,818,640

	Total Thrifts & Mortgage Finance	7,412,050

	TOTAL FINANCIALS	190,010,927

HEALTH CARE — 13.6%

Health Care Equipment & Supplies — 3.8%
299,800	Baxter International Inc.	14,555,290
126,000	Hospira Inc.*	7,088,760
429,000	Medtronic Inc.	14,384,370
167,400	St. Jude Medical Inc.*	6,476,706
38,100	Stryker Corp.	1,908,429

	Total Health Care Equipment & Supplies	44,413,555

Health Care Providers & Services — 1.9%
250,000	Aetna Inc.	7,405,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
63,400	CIGNA Corp.	$2,333,754
89,500	McKesson Corp.	5,719,050
13,300	Quest Diagnostics Inc.	655,956
188,400	UnitedHealth Group Inc.	6,880,368

	Total Health Care Providers & Services	22,994,128

Pharmaceuticals — 7.9%
213,000	Abbott Laboratories	9,906,630
136,270	AstraZeneca PLC, ADR(a)	6,395,151
236,000	Bristol-Myers Squibb Co.	5,956,640
357,910	Eli Lilly & Co.	12,047,251
101,700	GlaxoSmithKline PLC, ADR	3,893,076
286,310	Johnson & Johnson	17,622,381
173,205	Merck & Co., Inc.	5,970,376
1,287,700	Pfizer Inc.	20,976,633
116,300	Sanofi-Aventis SA, ADR	3,549,476
140,000	Teva Pharmaceutical Industries Ltd., ADR	7,005,600

	Total Pharmaceuticals	93,323,214

	TOTAL HEALTH CARE	160,730,897

INDUSTRIALS — 11.4%

Aerospace & Defense — 4.1%
88,000	Boeing Co. (The)	5,611,760
106,900	General Dynamics Corp.	7,065,021
312,000	Honeywell International Inc.	15,509,520
38,000	L-3 Communications Holdings Inc.	2,672,540
51,200	Lockheed Martin Corp.	3,483,648
64,000	Northrop Grumman Corp.	3,947,520
22,500	Rockwell Collins Inc.	1,261,350
24,100	Spirit Aerosystems Holdings Inc., Class A Shares*	469,227
91,700	United Technologies Corp.	6,902,259

	Total Aerospace & Defense	46,922,845

Commercial Services & Supplies — 0.7%
81,700	Cintas Corp.	2,185,067
221,200	R.R. Donnelley & Sons Co.	3,486,112
78,600	Waste Management Inc.	2,692,050

	Total Commercial Services & Supplies	8,363,229

Construction & Engineering — 0.8%
57,500	Jacobs Engineering Group Inc.*	2,213,750
280,000	KBR Inc.	7,582,400

	Total Construction & Engineering	9,796,150

Electrical Equipment — 1.0%
27,100	Acuity Brands Inc.	1,459,606
148,000	Cooper Industries PLC(a)	8,066,000
49,500	Hubbell Inc., Class B Shares	2,799,720

	Total Electrical Equipment	12,325,326

Industrial Conglomerates — 1.8%
71,390	3M Co.	5,995,332
984,030	General Electric Co.	15,577,195

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
	Total Industrial Conglomerates	$21,572,527

Machinery — 0.8%
189,600	Danaher Corp.	8,200,200
11,000	Flowserve Corp.	1,160,060

	Total Machinery	9,360,260

Professional Services — 0.6%
7,900	Dun & Bradstreet Corp.	595,186
75,700	Equifax Inc.	2,619,977
32,400	Manpower Inc.	1,824,768
45,400	Towers Watson & Co., Class A Shares	2,279,080

	Total Professional Services	7,319,011

Road & Rail — 1.6%
175,000	Norfolk Southern Corp.	10,529,750
27,300	Ryder System Inc.	1,176,903
85,000	Union Pacific Corp.	7,659,350

	Total Road & Rail	19,366,003

	TOTAL INDUSTRIALS	135,025,351

INFORMATION TECHNOLOGY — 12.0%

Communications Equipment — 1.1%
296,302	Cisco Systems Inc.*	5,677,146
83,400	Harris Corp.	3,689,616
421,750	Nokia Corp., ADR(a)	3,892,753

	Total Communications Equipment	13,259,515

Computers & Peripherals — 0.2%
56,000	Lexmark International Inc., Class A Shares*	2,029,440

Electronic Equipment, Instruments & Components — 2.7%
87,100	Arrow Electronics Inc.*	2,700,971
88,300	Avnet Inc.*	2,706,395
630,000	Corning Inc.	11,125,800
1,740,000	Flextronics International Ltd.*	12,615,000
153,000	Ingram Micro Inc., Class A Shares*	2,731,050

	Total Electronic Equipment, Instruments & Components	31,879,216

Internet Software & Services — 0.0%
1,200	Open Text Corp.*	51,108

IT Services — 2.7%
128,000	DST Systems Inc.	5,486,080
62,373	International Business Machines Corp.	8,823,285
141,000	SAIC Inc.*	2,160,120
139,400	Total System Services Inc.	2,103,546
779,200	Western Union Co.	13,745,088

	Total IT Services	32,318,119

Office Electronics — 0.3%
338,500	Xerox Corp.	3,879,210

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 3.9%
77,100	Analog Devices Inc.	$2,741,676
1,058,100	Applied Materials Inc.	13,152,183
949,023	Intel Corp.	20,043,365
138,800	National Semiconductor Corp.	1,852,980
1,000,000	ON Semiconductor Corp.*	8,155,000

	Total Semiconductors & Semiconductor Equipment	45,945,204

Software — 1.1%
201,300	Microsoft Corp.	5,074,773
193,827	Oracle Corp.	5,241,082
82,100	Synopsys Inc.*	2,109,149

	Total Software	12,425,004

	TOTAL INFORMATION TECHNOLOGY	141,786,816

MATERIALS — 2.7%

Chemicals — 1.3%
135,000	EI Du Pont de Nemours & Co.	6,343,650
37,600	Lubrizol Corp.	3,931,456
61,505	PPG Industries Inc.	4,794,930

	Total Chemicals	15,070,036

Containers & Packaging — 0.6%
275,000	Owens-Illinois Inc.*	7,392,000

Metals & Mining — 0.8%
89,942	Freeport-McMoRan Copper & Gold Inc.	9,112,923

	TOTAL MATERIALS	31,574,959

TELECOMMUNICATION SERVICES — 3.9%

Diversified Telecommunication Services — 3.4%
628,890	AT&T Inc.	17,476,853
92,400	CenturyLink Inc.(a)	3,972,276
565,860	Verizon Communications Inc.	18,113,179

	Total Diversified Telecommunication Services	39,562,308

Wireless Telecommunication Services — 0.5%
241,700	Vodafone Group PLC, ADR	6,057,002

	TOTAL TELECOMMUNICATION SERVICES	45,619,310

UTILITIES — 4.3%

Electric Utilities — 2.7%
209,100	American Electric Power Co., Inc.	7,443,960
106,700	Edison International	3,941,498
88,300	Entergy Corp.	6,290,492
118,200	NextEra Energy Inc.	5,983,284
263,800	PPL Corp.	6,703,158
54,100	Westar Energy Inc.(a)	1,347,631

	Total Electric Utilities	31,710,023

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
Multi-Utilities — 1.4%
137,600	Ameren Corp.	$3,951,872
154,920	Dominion Resources Inc.	6,433,828
49,100	OGE Energy Corp.	2,185,441
46,700	SCANA Corp.	1,896,954
89,900	Xcel Energy Inc.	2,112,650

	Total Multi-Utilities	16,580,745

Water Utilities — 0.2%
88,700	American Water Works Co., Inc.	2,174,037

	TOTAL UTILITIES	50,464,805

	TOTAL COMMON STOCKS (Cost — $1,022,443,205)	1,157,958,372

WARRANTS — 0.4%

FINANCIALS — 0.4%

Diversified Financial Services — 0.4%
810,000	Bank of America Corp., expires 1/16/19*	5,103,000

	TOTAL WARRANTS (Cost — $7,269,315)	5,103,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,029,712,520)	1,163,061,372

Face Amount
SHORT-TERM INVESTMENTS (b) — 4.6%
MONEY MARKET FUND — 3.1%
37,136,096	The AIM STIT — Liquid Assets Portfolio(c) (Cost — $37,136,096)	37,136,096

TIME DEPOSITS — 1.5%
6,652,023	Bank of America — Toronto, 0.030% due 12/1/10	6,652,023
1,076,877	HSBC Bank — Grand Cayman, 0.030% due 12/1/10	1,076,877
9,740,234	Wells Fargo — Grand Cayman, 0.030% due 12/1/10	9,740,234

	TOTAL TIME DEPOSITS (Cost — $17,469,134)	17,469,134

	TOTAL SHORT-TERM INVESTMENTS (Cost — $54,605,230)	54,605,230

	TOTAL INVESTMENTS — 103.0% (Cost — $1,084,317,750#)	1,217,666,602

	Liabilities in Excess of Other Assets — (3.0)%	(34,989,080)

	TOTAL NET ASSETS — 100.0%	$1,182,677,522

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.5%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financials	16.1%
Energy	15.5
Health Care	13.2
Consumer Staples	12.5
Information Technology	11.6
Industrials	11.1
Consumer Discretionary	5.1
Utilities	4.1
Telecommunication Services	3.7
Materials	2.6
Short-Term Investments	4.5

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 98.3%

CONSUMER DISCRETIONARY — 16.0%

Auto Components — 2.7%
146,200	Tenneco Inc.*	$5,330,452
176,100	Westport Innovations Inc.(a)*	3,196,215

	Total Auto Components	8,526,667

Diversified Consumer Services — 5.3%
199,600	ChinaCast Education Corp.*	1,548,896
55,400	Coinstar Inc.(a)*	3,569,976
163,200	Grand Canyon Education Inc.*	3,107,328
152,700	National American University Holdings Inc.	1,047,522
52,630	Sotheby’s	2,110,989
497,700	Stewart Enterprises Inc., Class A Shares(a)	2,821,959
182,700	Xueda Education Group, ADR*	2,256,345

	Total Diversified Consumer Services	16,463,015

Hotels, Restaurants & Leisure — 1.3%
39,900	CEC Entertainment Inc.*	1,497,048
52,200	Red Robin Gourmet Burgers Inc.*	967,266
155,200	Shuffle Master Inc.*	1,665,296

	Total Hotels, Restaurants & Leisure	4,129,610

Household Durables — 0.8%
111,600	Deer Consumer Products Inc.(a)*	1,246,572
151,000	Kid Brands Inc.*	1,420,910

	Total Household Durables	2,667,482

Internet & Catalog Retail — 0.4%
36,700	Mecox Lane Ltd., ADR*	300,940
41,700	NutriSystem Inc.(a)	861,939

	Total Internet & Catalog Retail	1,162,879

Media — 1.3%
154,800	MDC Partners Inc., Class A Shares	2,207,448
77,900	Rentrak Corp.*	2,056,560

	Total Media	4,264,008

Specialty Retail — 2.6%
63,500	Aaron’s Inc.(a)	1,267,460
52,400	Aeropostale Inc.*	1,416,372
63,000	AnnTaylor Stores Corp.*	1,695,330
96,059	bebe stores inc	618,620
43,400	Genesco Inc.*	1,669,164
52,200	Vitamin Shoppe Inc.*	1,540,422

	Total Specialty Retail	8,207,368

Textiles, Apparel & Luxury Goods — 1.6%
111,600	China Xiniya Fashion Ltd., ADR*	1,228,716
30,300	Lululemon Athletica Inc.(a)*	1,624,686
95,500	Timberland Co., Class A Shares*	2,366,490

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

	Total Textiles, Apparel & Luxury Goods	$5,219,892

	TOTAL CONSUMER DISCRETIONARY	50,640,921

CONSUMER STAPLES — 1.2%

Beverages — 0.7%
86,000	China New Borun Corp., ADR(a)*	1,066,400
106,800	Primo Water Corp.*	1,289,076

	Total Beverages	2,355,476

Food & Staples Retailing — 0.2%
157,500	QKL Stores Inc.(a)*	554,400

Food Products — 0.3%
17,700	Diamond Foods Inc.	823,758

	TOTAL CONSUMER STAPLES	3,733,634

ENERGY — 10.4%

Energy Equipment & Services — 5.7%
125,980	Exterran Holdings Inc.*	2,855,967
31,150	Oil States International Inc.*	1,848,130
117,800	Patterson UTI Energy Inc.	2,325,372
170,200	Pioneer Drilling Co.*	1,165,870
89,600	Rowan Cos., Inc.*	2,701,440
215,700	Superior Energy Services Inc.*	7,202,222

	Total Energy Equipment & Services	18,099,001

Oil, Gas & Consumable Fuels — 4.7%
70,410	Alpha Natural Resources Inc.*	3,489,520
129,600	China Integrated Energy Inc.(a)*	974,592
73,350	Holly Corp.	2,636,199
464,600	International Coal Group Inc.*	3,535,606
23,900	Petroleum Development Corp.*	851,318
95,400	T-3 Energy Services Inc.*	3,391,470

	Total Oil, Gas & Consumable Fuels	14,878,705

	TOTAL ENERGY	32,977,706

FINANCIALS — 2.5%

Capital Markets — 1.1%
35,175	Greenhill & Co., Inc.(a)	2,636,015
42,740	Noah Holdings Ltd., ADR*	690,678

	Total Capital Markets	3,326,693

Commercial Banks — 0.7%
126,300	East-West Bancorp Inc.	2,190,042

Real Estate Investment Trusts (REITs) — 0.7%
35,600	LaSalle Hotel Properties	847,280
89,166	Sabra Healthcare REIT Inc.	1,520,280

	Total Real Estate Investment Trusts (REITs)	2,367,560

	TOTAL FINANCIALS	7,884,295

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 17.9%

Biotechnology — 5.9%
119,800	Acorda Therapeutics Inc.(a)*	$3,156,729
40,630	Alexion Pharmaceuticals Inc.*	3,106,164
289,600	Allos Therapeutics Inc.(a)*	1,175,776
183,700	Amylin Pharmaceuticals Inc.(a)*	2,354,116
36,100	Cephalon Inc.(a)*	2,291,989
53,500	Cubist Pharmaceuticals Inc.*	1,161,485
122,900	Savient Pharmaceuticals Inc.(a)*	1,451,449
60,400	United Therapeutics Corp.*	3,800,971

	Total Biotechnology	18,498,679

Health Care Equipment & Supplies — 5.3%
157,700	American Medical Systems Holdings Inc.*	2,827,561
105,400	Arthrocare Corp.*	3,191,512
105,138	Immucor Inc.*	1,931,385
106,200	Masimo Corp.(a)	3,277,332
80,730	Orthofix International NV*	2,195,049
353,100	Spectranetics Corp.*	1,726,659
51,900	Zoll Medical Corp.*	1,734,498

	Total Health Care Equipment & Supplies	16,883,996

Health Care Providers & Services — 2.8%
355,900	Health Management Associates Inc., Class A Shares*	3,171,069
68,500	Health Net Inc.*	1,849,500
31,500	Mednax Inc.*	1,927,800
89,166	Sun Healthcare Group Inc.*	873,827
81,600	Team Health Holdings Inc.*	1,126,080

	Total Health Care Providers & Services	8,948,276

Health Care Technology — 0.6%
107,300	MedAssets Inc.*	1,989,879

Life Sciences Tools & Services — 2.0%
15,117	Dionex Corp.*	1,378,217
135,400	ICON PLC, ADR*	2,725,602
89,000	PerkinElmer Inc.	2,073,700

	Total Life Sciences Tools & Services	6,177,519

Pharmaceuticals — 1.3%
252,700	Questcor Pharmaceuticals Inc.*	3,598,448
150,000	Santarus Inc.*	414,000

	Total Pharmaceuticals	4,012,448

	TOTAL HEALTH CARE	56,510,797

INDUSTRIALS — 16.2%

Aerospace & Defense — 2.0%
126,250	Hexcel Corp.*	2,165,188
48,140	Triumph Group Inc.	4,050,018

	Total Aerospace & Defense	6,215,206

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Airlines — 0.8%
213,800	US Airways Group Inc.(a)*	$2,386,008

Commercial Services & Supplies — 2.1%
167,820	Higher One Holdings Inc.(a)*	3,400,033
134,900	The Geo Group Inc.*	3,251,090

	Total Commercial Services & Supplies	6,651,123

Machinery — 6.1%
64,600	CLARCOR Inc.	2,629,866
142,800	Colfax Corp.*	2,410,464
53,710	Gardner Denver Inc.	3,515,319
311,900	Shengkai Innovations Inc.*	2,027,350
100,700	Titan International Inc.(a)	1,609,186
176,000	Wabash National Corp.*	1,856,800
53,300	WABCO Holdings Inc.*	2,649,010
61,000	Wabtec Corp.	2,820,030

	Total Machinery	19,518,025

Professional Services — 0.6%
76,750	Huron Consulting Group Inc.*	1,742,993

Road & Rail — 3.7%
196,300	Avis Budget Group Inc.(a)*	2,608,827
127,700	Heartland Express Inc.	1,972,965
73,300	J.B. Hunt Transport Services Inc.	2,675,450
65,650	Old Dominion Freight Line Inc.*	1,895,972
108,200	Roadrunner Transportation Systems Inc.*	1,371,976
85,500	Saia Inc.*	1,288,485

	Total Road & Rail	11,813,675

Trading Companies & Distributors — 0.6%
33,600	Watsco Inc.	2,025,072

Transportation Infrastructure — 0.3%
95,840	Aegean Marine Petroleum Network Inc.(a)	843,392

	TOTAL INDUSTRIALS	51,195,494

INFORMATION TECHNOLOGY — 31.6%

Communications Equipment — 1.9%
21,800	Adtran Inc.	678,852
278,100	Brocade Communications Systems Inc.*	1,384,938
140,300	Oclaro Inc.(a)*	1,360,910
73,000	Riverbed Technology Inc.*	2,475,430

	Total Communications Equipment	5,900,130

Computers & Peripherals — 2.4%
209,600	Compellent Technologies Inc.*	5,449,600
88,200	STEC Inc.(a)*	1,498,959
49,400	Xyratex Ltd.*	754,832

	Total Computers & Peripherals	7,703,391

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Electronic Equipment, Instruments & Components — 0.4%
71,800	LeCroy Corp.*	$667,022
109,600	SMART Modular Technologies WWH Inc.*	613,760

	Total Electronic Equipment, Instruments & Components	1,280,782

Internet Software & Services — 6.0%
63,500	Digital River Inc.*	2,338,070
47,900	GSI Commerce Inc.*	1,142,415
182,800	IntraLinks Holdings Inc.*	3,758,368
317,000	KIT Digital Inc.(a)*	4,365,090
117,700	Mediamind Technologies Inc.*	1,544,224
28,700	Rackspace Hosting Inc.(a)*	837,179
113,300	SAVVIS Inc.*	2,847,229
191,500	Terremark Worldwide Inc.(a)*	2,291,298

	Total Internet Software & Services	19,123,873

IT Services — 1.1%
154,700	Acxiom Corp.*	2,631,447
16,700	Syntel Inc.	797,258

	Total IT Services	3,428,705

Semiconductors & Semiconductor Equipment — 7.5%
51,800	Atheros Communications Inc.*	1,686,608
101,650	ATMI Inc.*	1,824,618
130,450	Cavium Networks Inc.(a)*	4,799,907
89,900	Cypress Semiconductor Corp.*	1,408,733
176,300	Entropic Communications Inc.(a)*	1,576,122
69,900	EZchip Semiconductor Ltd.*	1,702,065
39,300	Netlogic Microsystems Inc.*	1,226,160
42,500	Omnivision Technologies Inc.*	1,202,325
34,100	Rubicon Technology Inc.(a)*	748,154
57,700	Skyworks Solutions Inc.*	1,468,465
93,500	TriQuint Semiconductor Inc.*	1,113,585
44,950	Varian Semiconductor Equipment Associates Inc.*	1,417,274
39,200	Veeco Instruments Inc.(a)*	1,724,016
82,300	Volterra Semiconductor Corp.*	1,853,396

	Total Semiconductors & Semiconductor Equipment	23,751,428

Software — 12.3%
15,800	Ansys Inc.*	766,300
142,000	Aspen Technology Inc.*	1,775,000
344,100	Cadence Design Systems Inc.*	2,704,626
151,800	Commvault Systems Inc.*	4,421,933
47,600	Concur Technologies Inc.*	2,437,596
155,500	Fortinet Inc.*	4,955,784
70,100	Informatica Corp.*	2,893,728
33,300	MICROS Systems Inc.*	1,455,876
149,751	Net 1 UEPS Technologies Inc.*	1,819,475
239,700	Nuance Communications Inc.*	4,236,698
15,300	Opnet Technologies Inc.	372,096
28,700	Pegasystems Inc.	888,265
72,400	Radiant Systems Inc.*	1,306,820
54,075	Red Hat Inc.*	2,352,263
118,550	SolarWinds Inc.*	2,117,303
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

98,200	Sonic Solutions Inc.*	$980,036
54,200	SuccessFactors Inc.*	1,635,214
44,100	Ultimate Software Group Inc.*	1,934,667

	Total Software	39,053,680

	TOTAL INFORMATION TECHNOLOGY	100,241,989

MATERIALS — 2.5%

Chemicals — 2.3%
66,000	Kraton Performance Polymers Inc.*	1,879,680
187,900	Solutia Inc.*	4,017,302
179,700	Yongye International Inc.(a)*	1,405,254

	Total Chemicals	7,302,236

Metals & Mining — 0.2%
108,300	China Gerui Advanced Materials Group Ltd.(a)*	605,397

	TOTAL MATERIALS	7,907,633

	TOTAL COMMON STOCKS (Cost — $225,743,387)	311,092,469

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $225,743,387)	311,092,469

Face
Amount

SHORT-TERM INVESTMENTS (b) — 15.2%
MONEY MARKET FUND — 12.6%
39,903,041	The AIM STIT — Liquid Assets Portfolio(c) (Cost — $39,903,041)	39,903,041

TIME DEPOSITS — 2.6%
3,735,891	Bank of America — Toronto, 0.030% due 12/1/10	3,735,891
4,527,671	Wells Fargo — Grand Cayman, 0.030% due 12/1/10	4,527,671

	TOTAL TIME DEPOSITS (Cost — $8,263,562)	8,263,562

	TOTAL SHORT-TERM INVESTMENTS (Cost — $48,166,603)	48,166,603

	TOTAL INVESTMENTS — 113.5% (Cost — $273,909,990#)	359,259,072

	Liabilities in Excess of Other Assets — (13.5)%	(42,693,433)

	TOTAL NET ASSETS — 100.0%	$316,565,639

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.6%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Security Sector^

Information Technology	27.9%
Health Care	15.7
Industrials	14.3
Consumer Discretionary	14.1
Energy	9.2
Materials	2.2
Financials	2.2
Consumer Staples	1.0
Short-Term Investments	13.4

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.9%

CONSUMER DISCRETIONARY — 16.5%

Auto Components — 1.8%
9,500	Autoliv Inc.	$697,490
253,212	Modine Manufacturing Co.*	3,509,518

	Total Auto Components	4,207,008

Automobiles — 1.0%
77,509	Thor Industries Inc.	2,288,841

Diversified Consumer Services — 0.8%
127,000	Service Corporation International	1,023,620
22,200	Weight Watchers International Inc.	760,128

	Total Diversified Consumer Services	1,783,748

Hotels, Restaurants & Leisure — 1.1%
25,100	Brinker International Inc.	513,044
17,800	CEC Entertainment Inc.*	667,856
29,200	International Speedway Corp., Class A Shares	691,748
31,700	Jack in the Box Inc.*	637,646

	Total Hotels, Restaurants & Leisure	2,510,294

Household Durables — 0.3%
30,600	MDC Holdings Inc.	764,082

Leisure Equipment & Products — 2.5%
141,155	Arctic Cat Inc.*	2,104,621
171,699	Brunswick Corp.	2,738,599
53,900	Sturm Ruger & Co., Inc.(a)	862,400

	Total Leisure Equipment & Products	5,705,620

Media — 0.3%
20,000	Meredith Corp.(a)	672,400

Multiline Retail — 0.8%
140,634	Fred’s Inc., Class A Shares	1,798,709

Specialty Retail — 6.5%
38,700	Aaron’s Inc.(a)	772,452
30,900	bebe stores inc	198,996
23,200	Buckle Inc. (The)(a)	885,080
13,300	Childrens Place Retail Stores Inc. (The)*	690,403
34,400	Collective Brands Inc.(a)*	581,016
36,900	Finish Line Inc. (The), Class A Shares	658,665
24,300	Genesco Inc.*	934,578
27,100	Men’s Wearhouse Inc.	772,892
559,300	Pacific Sunwear Of California(a)*	3,517,996
27,700	PetSmart Inc.	1,048,722
38,200	RadioShack Corp.	704,790
146,094	Regis Corp.	2,603,395
39,275	Stage Stores Inc.	594,231
31,000	The Cato Corp., Class A Shares	885,050

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	Total Specialty Retail	$14,848,266

Textiles, Apparel & Luxury Goods — 1.4%
35,900	Jones Group Inc. (The)	486,086
33,300	Movado Group Inc.*	399,600
14,900	Warnaco Group Inc.*	802,365
46,900	Wolverine World Wide Inc.	1,465,625

	Total Textiles, Apparel & Luxury Goods	3,153,676

	TOTAL CONSUMER DISCRETIONARY	37,732,644

CONSUMER STAPLES — 6.6%

Beverages — 0.3%
25,100	Embotelladora Andina SA, Class B Shares, ADR	760,781

Food & Staples Retailing — 1.0%
19,600	Casey’s General Stores Inc.	779,002
21,700	Ruddick Corp.	797,692
19,400	Weis Markets Inc.	747,676

	Total Food & Staples Retailing	2,324,370

Food Products — 3.2%
25,600	Cal-Maine Foods Inc.(a)	784,896
173,865	Chiquita Brands International Inc.(a)*	1,943,811
21,200	Corn Products International Inc.	914,144
147,400	Del Monte Foods Co.	2,760,801
17,800	Sanderson Farms Inc.	787,828

	Total Food Products	7,191,480

Household Products — 1.1%
64,551	Spectrum Brands Holdings Inc.(a)*	1,744,814
19,000	WD-40 Co.	742,710

	Total Household Products	2,487,524

Personal Products — 0.6%
21,400	Herbalife Ltd.	1,468,682

Tobacco — 0.4%
19,900	Universal Corp.	814,109

	TOTAL CONSUMER STAPLES	15,046,946

ENERGY — 5.7%

Energy Equipment & Services — 0.4%
18,500	Tidewater Inc.	908,165

Oil, Gas & Consumable Fuels — 5.3%
25,200	Berry Petroleum Co., Class A Shares(a)	960,372
10,700	Cimarex Energy Co.	861,778
41,000	EXCO Resources Inc.(a)	761,370
28,800	Forest Oil Corp.*	985,536
27,100	Frontline Ltd.(a)	702,974
21,300	Holly Corp.	765,522
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

32,100	Newfield Exploration Co.*	$2,145,243
31,500	Southern Union Co.	743,715
48,400	Tsakos Energy Navigation Ltd.	475,288
26,600	Whiting Petroleum Corp.*	2,927,330
29,500	World Fuel Services Corp.	887,950

	Total Oil, Gas & Consumable Fuels	12,217,078

	TOTAL ENERGY	13,125,243

FINANCIALS — 14.5%

Capital Markets — 0.7%
32,200	Federated Investors Inc., Class B Shares(a)	763,462
26,300	Raymond James Financial Inc.	754,284

	Total Capital Markets	1,517,746

Commercial Banks — 4.9%
44,300	Bank of Hawaii Corp.	1,918,189
63,300	Boston Private Financial Holdings Inc.	339,921
29,300	Community Bank System Inc.(a)	705,544
14,500	Cullen/Frost Bankers Inc.	776,330
26,300	CVB Financial Corp.(a)	206,981
80,285	East-West Bancorp Inc.	1,392,142
35,200	First Financial Bancorp	581,504
32,700	First Midwest Bancorp Inc.	306,399
29,145	Hancock Holding Co.	918,068
36,200	Independent Bank Corp.	879,298
49,000	NBT Bancorp Inc.	1,087,800
21,900	Prosperity Bancshares Inc.	712,626
15,100	S&T Bancorp Inc.(a)	296,262
122,900	Sterling Bancshares Inc.	729,412
6,000	Univest Corp. of Pennsylvania	111,660
17,500	WesBanco Inc.	305,025

	Total Commercial Banks	11,267,161

Consumer Finance — 0.3%
144,000	Advance America Cash Advance Centers Inc.	685,440

Insurance — 5.0%
66,400	American Equity Investment Life Holding Co.	729,072
25,300	American Financial Group Inc.	778,481
29,300	Delphi Financial Group Inc., Class A Shares	752,424
34,000	Harleysville Group Inc.	1,210,060
40,600	Infinity Property & Casualty Corp.	2,343,838
45,000	Platinum Underwriters Holdings Ltd.	1,945,350
13,600	RLI Corp.(a)	788,528
74,400	Selective Insurance Group	1,227,600
10,800	StanCorp Financial Group Inc.	449,280
22,646	Validus Holdings Ltd.(a)	661,490
24,600	W.R. Berkley Corp.	656,574

	Total Insurance	11,542,697

Real Estate Investment Trusts (REITs) — 3.6%
54,364	Brandywine Realty Trust	601,266
172,600	Chimera Investment Corp.	690,400
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

31,150	CommonWealth REIT	$779,685
46,100	Education Realty Trust Inc.	338,374
39,400	Equity One Inc.(a)	682,014
64,000	Franklin Street Properties Corp.	821,120
18,400	Government Properties Income Trust	471,960
31,700	Healthcare Realty Trust Inc.	654,288
28,100	Highwoods Properties Inc.	857,331
12,300	PS Business Parks Inc.	637,386
19,600	Sovran Self Storage Inc.	706,188
30,200	Washington Real Estate Investment Trust	926,535

	Total Real Estate Investment Trusts (REITs)	8,166,547

	TOTAL FINANCIALS	33,179,591

HEALTH CARE — 3.9%

Health Care Equipment & Supplies — 2.5%
41,300	Cantel Medical Corp.	833,847
33,900	Cooper Cos., Inc. (The)	1,813,650
27,000	Invacare Corp.	728,730
24,000	STERIS Corp.	825,840
13,100	Teleflex Inc.	654,214
22,200	West Pharmaceutical Services Inc.	841,824

	Total Health Care Equipment & Supplies	5,698,105

Health Care Providers & Services — 1.1%
36,500	Alliance HealthCare Services Inc.*	136,875
48,750	Owens & Minor Inc.	1,377,188
23,600	Universal Health Services Inc., Class B Shares	970,432

	Total Health Care Providers & Services	2,484,495

Life Sciences Tools & Services — 0.3%
33,600	PerkinElmer Inc.	782,880

	TOTAL HEALTH CARE	8,965,480

INDUSTRIALS — 21.2%

Aerospace & Defense — 0.9%
7,300	Alliant Techsystems Inc.*	539,543
25,900	Curtiss-Wright Corp.	804,713
14,300	Elbit Systems Ltd.	669,240

	Total Aerospace & Defense	2,013,496

Airlines — 0.4%
53,100	SkyWest Inc.	859,689

Commercial Services & Supplies — 5.6%
436,836	ACCO Brands Corp.*	3,066,589
53,100	Brink’s Co. (The)	1,303,074
40,600	Ennis Inc.	693,042
29,500	Knoll Inc.	452,825
92,425	Mine Safety Appliances Co.	2,663,689
160,510	Schawk Inc., Class A Shares	2,879,549
17,800	Unifirst Corp./MA	912,606
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

11,300	United Stationers Inc.(a)*	$717,211
9,400	Viad Corp.	223,250

	Total Commercial Services & Supplies	12,911,835

Construction & Engineering — 2.3%
39,300	Chicago Bridge & Iron Co. NV, Class NY Shares*	1,112,583
427,952	Great Lakes Dredge & Dock Corp.	3,286,671
31,500	KBR Inc.	853,020

	Total Construction & Engineering	5,252,274

Electrical Equipment — 3.8%
126,619	Belden Inc.	4,213,880
110,046	EnerSys*	3,322,289
17,900	Regal-Beloit Corp.	1,091,900

	Total Electrical Equipment	8,628,069

Machinery — 6.2%
49,300	Actuant Corp., Class A Shares	1,164,959
29,200	Altra Holdings Inc.*	489,976
39,100	Barnes Group Inc.	746,419
180,694	Briggs & Stratton Corp.	3,145,883
8,500	Bucyrus International Inc., Class A Shares	757,860
20,200	Crane Co.	757,096
27,400	Gardner Denver Inc.	1,793,330
29,100	Harsco Corp.	700,146
184,789	John Bean Technologies Corp.	3,409,356
10,000	Valmont Industries Inc.	808,600
11,600	Wabtec Corp.	536,268

	Total Machinery	14,309,893

Marine — 1.0%
36,800	Alexander & Baldwin Inc.	1,291,312
21,800	Kirby Corp.*	973,806

	Total Marine	2,265,118

Road & Rail — 1.0%
23,400	Saia Inc.*	352,638
90,200	Werner Enterprises Inc.	1,946,516

	Total Road & Rail	2,299,154

	TOTAL INDUSTRIALS	48,539,528

INFORMATION TECHNOLOGY — 8.8%

Communications Equipment — 0.4%
13,100	Black Box Corp.	469,373
84,600	Brocade Communications Systems Inc.*	421,308

	Total Communications Equipment	890,681

Computers & Peripherals — 0.5%
26,700	Diebold Inc.	838,914
30,000	Electronics for Imaging Inc.*	392,700

	Total Computers & Peripherals	1,231,614

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Electronic Equipment, Instruments & Components — 4.6%
54,400	AVX Corp.	$778,464
42,200	Checkpoint Systems Inc.*	757,068
112,037	Cognex Corp.	3,132,554
49,300	Jabil Circuit Inc.	744,923
66,380	Littelfuse Inc.	3,071,403
16,300	Tech Data Corp.*	718,341
83,200	Vishay Intertechnology Inc.*	1,186,432
7,028	Vishay Precision Group Inc.*	117,719

	Total Electronic Equipment, Instruments & Components	10,506,904

IT Services — 0.8%
585,656	Lionbridge Technologies Inc.*	1,909,239

Semiconductors & Semiconductor Equipment — 0.8%
56,500	Cirrus Logic Inc.(a)*	862,755
22,100	Micrel Inc.	273,598
73,200	ON Semiconductor Corp.*	596,946

	Total Semiconductors & Semiconductor Equipment	1,733,299

Software — 1.7%
84,700	Compuware Corp.*	872,410
62,500	Parametric Technology Corp.*	1,338,750
27,800	QAD Inc.*	130,938
62,600	Synopsys Inc.*	1,608,194

	Total Software	3,950,292

	TOTAL INFORMATION TECHNOLOGY	20,222,029

MATERIALS — 16.8%

Chemicals — 8.8%
39,300	Albemarle Corp.	2,125,737
14,700	Cabot Corp.	526,260
35,900	Cytec Industries Inc.	1,717,097
42,900	Ferro Corp.*	612,183
26,400	FMC Corp.	2,054,448
163,244	Georgia Gulf Corp.*	3,318,751
20,900	Innophos Holdings Inc.	711,854
15,700	International Flavors & Fragrances Inc.	824,564
7,800	Lubrizol Corp.	815,568
31,500	Methanex Corp.(a)	923,265
37,900	RPM International Inc.	776,192
23,400	Sensient Technologies Corp.	794,898
178,043	Solutia Inc.*	3,806,558
37,600	Valspar Corp.	1,242,304

	Total Chemicals	20,249,679

Containers & Packaging — 3.0%
46,400	Crown Holdings Inc.*	1,439,792
210,400	Intertape Polymer Group Inc.*	247,746
349,126	Myers Industries Inc.	3,351,610
3,400	Rock-Tenn Co., Class A Shares	183,906
24,400	Silgan Holdings Inc.	835,456
22,500	Sonoco Products Co.	737,100

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	Total Containers & Packaging	$6,795,610

Metals & Mining — 3.0%
10,000	Compass Minerals International Inc.	826,000
15,392	Gold Resource Corp.(a)	392,958
47,500	HudBay Minerals Inc.	796,575
39,800	IAMGOLD Corp.	651,924
13,600	Kaiser Aluminum Corp.(a)	637,840
15,700	Royal Gold Inc.	808,864
59,400	Thompson Creek Metals Co., Inc.(a)*	721,710
20,300	Walter Energy Inc.	2,083,592

	Total Metals & Mining	6,919,463

Paper & Forest Products — 2.0%
49,100	Buckeye Technologies Inc.	978,072
28,000	Glatfelter	348,320
7,900	Schweitzer-Mauduit International Inc.	496,199
356,445	Wausau Paper Corp.	2,748,191

	Total Paper & Forest Products	4,570,782

	TOTAL MATERIALS	38,535,534

TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
69,700	Premiere Global Services Inc.(a)*	492,082

UTILITIES — 4.7%

Electric Utilities — 1.3%
24,100	Cleco Corp.	730,953
51,000	El Paso Electric Co.*	1,343,340
14,700	Otter Tail Corp.	302,232
28,500	Westar Energy Inc.(a)	709,935

	Total Electric Utilities	3,086,460

Gas Utilities — 2.5%
18,600	AGL Resources Inc.	683,178
24,500	Atmos Energy Corp.	736,715
16,700	Energen Corp.	727,619
59,100	Southwest Gas Corp.	2,070,273
25,400	UGI Corp.	753,618
19,200	WGL Holdings Inc.	696,192

	Total Gas Utilities	5,667,595

Multi-Utilities — 0.9%
16,600	Black Hills Corp.	503,810
17,200	OGE Energy Corp.	765,572
27,700	Vectren Corp.	717,430

	Total Multi-Utilities	1,986,812

	TOTAL UTILITIES	10,740,867

	TOTAL COMMON STOCKS (Cost — $154,099,138)	226,579,944

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $154,099,138)	$226,579,944

Face Amount

SHORT-TERM INVESTMENTS (b) — 8.7%
COMMERCIAL PAPER — 0.2%
470,000	UBS Finance Delaware LLC, 0.220% due 12/1/10(c) (Cost — $469,997)	469,997

MONEY MARKET FUND — 7.1%
16,289,115	The AIM STIT — Liquid Assets Portfolio(d) (Cost — $16,289,115)	16,289,115

TIME DEPOSITS — 1.4%
3,180,230	Bank of America — Toronto, 0.030% due 12/1/10	3,180,231
4,029	BBH — Grand Cayman, 0.030% due 12/1/10	4,029

	TOTAL TIME DEPOSITS (Cost — $3,184,260)	3,184,260

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,943,372)	19,943,372

	TOTAL INVESTMENTS — 107.6% (Cost — $174,042,510#)	246,523,316

	Liabilities in Excess of Other Assets — (7.6)%	(17,410,080)

	TOTAL NET ASSETS — 100.0%	$229,113,236

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.6%.

(c)	Rate shown represents yield-to-maturity.

(d)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^

Industrials	19.7%
Materials	15.6
Consumer Discretionary	15.3
Financials	13.5
Information Technology	8.2
Consumer Staples	6.1
Energy	5.3
Utilities	4.4
Health Care	3.6
Telecommunication Services	0.2
Short-Term Investments	8.1

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.1%

Argentina — 0.2%
30,743	MercadoLibre Inc.(a)*	$1,955,870

Australia — 2.6%
21,109	Acrux Ltd.*	68,537
5,614	Adelaide Brighton Ltd.	16,178
391,861	Amcor Ltd.	2,427,920
203,031	Aspen Group	90,690
41,352	Ausdrill Ltd.	101,293
160,309	Australia & New Zealand Banking Group Ltd.	3,489,478
122,617	Beach Petroleum Ltd.	78,917
111,258	BHP Billiton Ltd.	4,567,814
770,764	BlueScope Steel Ltd.	1,428,964
17,625	Cardno Ltd.	84,314
9,505	Challenger Financial Services Group Ltd.	40,357
43,709	Cromwell Group	30,231
13,769	CSG Ltd.	19,046
9,252	Downer EDI Ltd.	41,593
77,265	DUET Group	129,886
151,100	Emeco Holdings Ltd.	140,792
34,502	FlexiGroup Ltd.	49,714
5,180	Flight Centre Ltd.	113,252
9,485	GrainCorp Ltd.	62,139
51,900	Grange Resources Ltd.*	37,391
18,132	iiNET Ltd.	47,724
41,573	Industrea Ltd.	53,114
1,998	MacArthur Coal Ltd.	22,935
273,143	Mount Gibson Iron Ltd.*	509,019
417,149	Myer Holdings Ltd.	1,462,604
107,363	National Australia Bank Ltd.	2,418,466
65,741	Newcrest Mining Ltd.	2,503,929
31,595	Panoramic Resources Ltd.	67,681
19,447	Perilya Ltd.*	9,247
48,669	PMP Ltd.	35,531
11,120	Primary Health Care Ltd.	35,998
797	Ramsay Health Care Ltd.	11,943
9,002	St. Barbara Ltd.*	22,051
81,537	STW Communications Group Ltd.	75,975
307,216	Toll Holdings Ltd.	1,829,692
4,435	Whitehaven Coal Ltd.	28,714

	Total Australia	22,153,129

Austria — 0.0%
3,214	Austria Technologie & Systemtechnik AG	60,759
630	Rosenbauer International AG	27,101

	Total Austria	87,860

Belgium — 0.8%
8,178	AGFA-Gevaert NV*	35,825
114,304	Anheuser-Busch InBev NV	6,247,825
1,437	Bekaert SA	137,158
1,333	Compagnie d’Entreprises CFE	73,843
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

277	D’ieteren SA	$146,839
759	Gimv NV	38,622
383	Kinepolis Group NV	25,471
1,236	Omega Pharma SA	51,018
6,990	Recticel SA	65,068

	Total Belgium	6,821,669

Bermuda — 0.7%
16,589	Catlin Group Ltd.	85,667
1,809	Lancashire Holdings Ltd.	17,303
33,320	Northern Offshore Ltd.*	74,858
183,691	Seadrill Ltd.	5,647,007

	Total Bermuda	5,824,835

Brazil — 4.2%
182,959	Amil Participacoes SA	1,786,917
439,200	BM&F Bovespa SA	3,342,017
334,100	BR Malls Participacoes SA	3,292,297
50,814	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A Shares, ADR(a)	2,137,745
137,300	Cia Paranaense de Energia, ADR(a)	3,437,992
72,700	Empresa Brasileira de Aeronautica SA, ADR(a)	2,117,024
125,796	Itau Unibanco Banco Multiplo SA, ADR	2,934,821
131,400	Natura Cosmeticos SA	3,530,561
578,800	OGX Petroleo e Gas Participacoes SA*	6,716,106
617,300	PDG Realty SA Empreendimentos e Participacoes	3,739,794
50,620	Petroleo Brasileiro SA, ADR	1,642,113
71,463	Redecard SA	931,311
64,400	Usinas Siderurgicas de Minas Gerais SA, ADR	698,740

	Total Brazil	36,307,438

Canada — 3.9%
137,950	Canadian National Railway Co.	8,817,041
98,920	Canadian Natural Resources Ltd.	3,805,505
14,689	Cenovus Energy Inc.	422,568
26,914	First Quantum Minerals Ltd.	2,391,190
70,697	Kinross Gold Corp.	1,230,052
25,475	Niko Resources Ltd.	2,287,166
18,156	Potash Corp. of Saskatchewan	2,609,925
117,008	Suncor Energy Inc.	3,930,283
81,000	Talisman Energy Inc.	1,555,295
87,976	Teck Resources Ltd., Class B Shares	4,371,803
29,649	Toronto-Dominion Bank (The)	2,157,315

	Total Canada	33,578,143

China — 3.8%
2,453,000	Agricultural Bank of China, Class H Shares*	1,279,348
36,556	Baidu.com Inc., ADR*	3,845,326
4,377,000	Bank of China Ltd., Class H Shares	2,333,528
1,476,794	China Merchants Bank Co., Ltd., Class H Shares	3,813,032
37,477	Ctrip.com International Ltd., ADR*	1,642,242
412,600	Dongfang Electric Corp., Ltd., Class H Shares(a)	2,040,312
5,775,300	Industrials & Commercial Bank of China Ltd., Class H Shares	4,492,082
168,000	Li Heng Chemical Fibre Technologies Ltd.	25,443
63,100	Netease.com, ADR*	2,409,158
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

178,000	Pacific Textile Holdings Ltd.	$110,027
579,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	6,744,088
687,996	Sinopharm Group Co., Class H Shares	2,516,173
43,200	Tencent Holdings Ltd.	954,635

	Total China	32,205,394

Denmark — 1.8%
1,489	D/S Norden AS	47,136
98,362	Novo Nordisk AS, Class B Shares	9,771,343
12,994	Novozymes, Class B Shares	1,703,308
35,508	Pandora AS*	1,863,057
1,707	Schouw & Co.	33,736
1,229	Thrane & Thrane AS	52,232
58,313	Vestas Wind Systems AS*	1,666,465

	Total Denmark	15,137,277

Finland — 0.1%
20,838	Metso Oyj	1,075,020
2,033	PKC Group Oyj	34,245
9,552	Technopolis PLC	47,198
1,154	Tietoenator Oyj	20,988

	Total Finland	1,177,451

France — 8.7%
76,858	Accor SA	3,263,131
29,094	Air Liquide	3,421,403
2,620	Arkema SA	156,786
153,384	AXA	2,211,717
178,244	BNP Paribas	10,596,784
254	Boiron SA	8,829
26,512	Casino Guichard Perrachon SA	2,344,545
2,121	Cegid Group	58,596
26,828	Cie de Saint-Gobain	1,207,231
36,889	Cie Generale d’Optique Essilor International SA	2,315,006
1,500	Compagnie Plastic-Omnium SA	88,609
389	Entrepose Contracting	43,002
340	Esso SA Francaise	42,111
812	Etam Developpement SA*	32,066
392	Euler Hermes SA*	32,581
67,476	GDF Suez	2,247,680
8,514	GFI Informatique*	30,636
1,077	GL Events	32,155
43,241	Groupe Danone	2,543,942
97,212	Lafarge SA	5,329,423
54,287	LVMH Moet Hennessy Louis Vuitton SA(a)	8,270,255
24,738	Pernod-Ricard SA(a)	2,025,114
112,842	Publicis Groupe SA	5,064,529
2,087	Rallye SA	75,302
5,092	Rhodia SA	134,998
51,790	Safran SA	1,629,624
34,202	Sanofi-Aventis	2,077,042
49,597	Schneider Electric SA	6,993,205
5,584	Sequana	69,904
1,216	Societe de la Tour Eiffel	85,213
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

38,000	Societe Generale	$1,768,915
84,165	Total SA	4,094,579
2,498	Valeo*	125,728
21,100	Vallourec SA	2,012,843
84,116	Veolia Environnement	2,224,580
18,923	Wendel	1,467,670

	Total France	74,125,734

Germany — 8.1%
29,784	Adidas AG	1,877,862
34,100	Aixtron AG(a)	1,043,649
21,363	Allianz AG	2,353,495
121,519	BASF AG	9,109,748
1,823	Bertrandt AG	106,715
1,441	Bilfinger Berger AG	105,358
52,566	Daimler AG, Registered Shares*	3,417,737
70,550	Deutsche Bank AG	3,365,992
141,036	Deutsche Lufthansa AG*	3,014,642
538	Draegerwerk AG & Co. KGaA	39,700
6,720	Drillisch AG	48,274
129,124	Fresenius Medical Care AG & Co. KGaA	7,486,321
241,458	GEA Group AG	5,830,112
2,632	Gerresheimer AG*	96,767
53,364	Hannover Rueckversicherung AG	2,498,378
2,305	Indus Holding AG	63,889
116,576	Infineon Technologies AG*	1,040,496
17,885	Linde AG	2,508,970
68,262	Metro AG	4,917,951
1,501	MTU Aero Engines Holding AG	87,866
2,991	ProSiebenSat.1 Media AG	79,589
1,720	Rheinmetall AG	111,495
178,971	SAP AG	8,386,004
46,261	Siemens AG	5,083,764
3,286	Sixt AG	141,804
169,637	ThyssenKrupp AG	6,506,652

	Total Germany	69,323,230

Greece — 0.3%
2,269	Hellenic Duty Free Shops SA*	12,720
5,154	Metka SA	58,527
2,032	Mytilineos Holdings SA*	10,597
87,857	OPAP SA	1,420,341
98,097	Public Power Corp.	1,368,465

	Total Greece	2,870,650

Guernsey — 0.2%
57,400	Amdocs Ltd.*	1,492,400
43,548	Raven Russia Ltd.	39,177

	Total Guernsey	1,531,577

Hong Kong — 5.1%
602,400	AIA Group Ltd.*	1,737,677
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

396,000	Apollo Solar Energy Technology Holdings Ltd.*	$30,087
132,000	Chen Hsong Holdings	74,453
237,325	China Merchants Holdings International Co., Ltd.	932,136
413,200	China Resources Enterprise	1,739,980
4,340,361	CNOOC Ltd.	9,412,481
22,000	First Pacific Co.	19,095
48,000	Giordano International Ltd.	29,732
42,000	Glorious Sun Enterprises Ltd.	18,443
2,000	Great Eagle Holdings Ltd.	5,808
478,000	Hang Lung Properties Ltd.	2,215,984
138,000	Hannstar Board International Holdings Ltd.	20,792
2,304,000	Hengdeli Holdings Ltd.(a)	1,495,372
29,600	HKR International Ltd.	15,514
248,900	Hong Kong Exchanges and Clearing Ltd.	5,679,692
222,000	Hutchison Whampoa Ltd.	2,217,027
120,000	Jardine Strategic Holdings Ltd.	3,144,000
1,084,000	Li & Fung Ltd.	6,749,350
74,000	Lung Kee (Bermuda) Holdings	47,933
20,000	Midland Holdings Ltd.	15,196
84,000	Norstar Founders Group Ltd.(b)(c)*	0
86,000	Pacific Andes International Holdings Ltd.	15,837
233,000	Prosperity REIT	52,209
9,000	SJM Holdings Ltd.	14,140
11,000	SmarTone Telecommunications Holding Ltd.	16,942
188,097	Sun Hung Kai Properties Ltd.	3,095,629
185,000	Sunlight Real Estate Investment Trust	52,888
284,400	Swire Pacific Ltd., Class A Shares	4,369,243
44,000	Texwinca Holdings Ltd.	51,392
142,000	Victory City International Holdings Ltd.	31,452
58,000	VST Holdings Ltd.*	15,984
3,000	VTech Holdings Ltd.	31,563

	Total Hong Kong	43,348,031

India — 0.6%
110,917	ICICI Bank Ltd., ADR	5,550,287

Indonesia — 0.1%
172,500	PT Astra International Tbk	991,006

Ireland — 0.3%
30,789	Beazley PLC	52,951
58,500	Covidien PLC	2,461,096
4,508	DCC PLC	118,251
3,107	FBD Holdings PLC	23,494
84,516	Total Produce PLC	42,973
14,832	United Drug PLC	40,028

	Total Ireland	2,738,793

Israel — 1.6%
2,745	FIBI Holdings Ltd.*	54,288
6,100	Gilat Satellite Networks Ltd.*	28,717
129,295	Oil Refineries Ltd.	77,394
269,504	Teva Pharmaceutical Industries Ltd., ADR	13,485,980

	Total Israel	13,646,379

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Italy — 1.0%
166,764	ACEA SpA*	$1,839,361
4,886	Autostrada Torino-Milano SpA	62,300
991	Banco di Sardegna SpA	11,544
1,526	Danieli & C Officine Meccaniche SpA	39,751
16,913	De’Longhi SpA	112,787
1,487	Engineering Ingegneria Informatica SpA	40,324
78,504	Eni SpA	1,586,419
81,295	Fiat SpA, Risparmio shares	943,826
7,689	Indesit Co. SpA	78,693
754,640	Intesa Sanpaolo SpA	1,972,643
17,463	Iride SpA	25,841
238,927	Mediaset SpA	1,327,773
14,164	Recordati SpA	122,524
1,504	Reply SpA	34,158
11,428	Societa Iniziative Autostradali e Servizi SpA	101,017
11,882	Sogefi SpA*	35,320
80,951	Unipol Gruppo Finanziario SpA	35,620

	Total Italy	8,369,901

Japan — 12.3%
50	Advance Residence Investment Corp., Class A Shares*	89,816
2,300	Aeon Delight Co., Ltd.	41,425
13,000	Aichi Steel Corp.	78,877
11,300	Alps Electric Co., Ltd.	111,567
600	AOKI Holdings Inc.	9,493
3,400	Arc Land Sakamoto Co., Ltd.	37,353
24,000	Astellas Pharma Inc.	861,656
600	Autobacs Seven Co., Ltd.	21,685
7,850	Belluna Co., Ltd.	37,202
145,500	Bridgestone Corp.	2,685,029
300	C Uyemura & Co., Ltd.	11,255
194,269	Canon Inc.	9,171,746
4,500	Cawachi Ltd.	84,927
107	Central Japan Railway Co.	827,214
4,200	Century Leasing System Inc.	62,125
39,000	Chuetsu Pulp & Paper Co., Ltd.	64,409
548,000	Chuo Mitsui Trust Holdings Inc.	1,934,658
80	CMIC Co., Ltd.	21,877
9,800	Culture Convenience Club Co., Ltd.	49,023
6,000	Daiichi Jitsugyo Co., Ltd.	20,393
1,713	Dai-ichi Life Insurance Co., Ltd. (The)	2,464,129
2,700	Daiichikosho Co., Ltd.	48,016
53,300	Daikin Industries Ltd.	1,916,784
3,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,176
28,200	Daito Trust Construction Co., Ltd.	1,748,157
54,400	Dena Co. Ltd.	1,591,115
12,000	DIC Corp.	23,839
1,600	Doshisha Co., Ltd.	34,505
3,900	DTS Corp.	43,873
1,100	Dydo Drinco Inc.	37,386
7,400	EDION Corp.	58,183
15,000	Eighteenth Bank Ltd. (The)	39,672
67,100	FamilyMart Co., Ltd.	2,286,989
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

24,230	Fanuc Ltd.	$3,476,756
31	Fields Corp.	40,957
700	Foster Electric Co., Ltd.	17,399
2,800	Fuji Machine Manufacturing Co., Ltd.	47,918
282,000	Fujitsu Ltd.	1,812,279
24,000	Furukawa-Sky Aluminum Corp.	62,614
75	Future Architect Inc.	30,876
1,600	Fuyo General Lease Co., Ltd.	47,046
8	Geo Corp.	8,502
6	Harmonic Drive Systems Inc.	26,460
3,400	Heiwado Co., Ltd.	41,015
20,000	Higashi-Nippon Bank Ltd. (The)	36,142
2,300	Hikari Tsushin Inc.	48,967
3,900	Hitachi Capital Corp.	53,347
217,600	Honda Motor Co., Ltd.	7,838,391
61,900	Hoya Corp.	1,462,310
10,100	Inabata & Co., Ltd.	51,370
5,900	Itochu Enex Co., Ltd.	27,396
6,000	Japan Aviation Electronics Industry Ltd.	43,514
357	Japan Tobacco Inc.	1,219,337
78,000	JGC Corp.	1,513,140
201,400	JTEKT Corp.	2,234,296
2,200	Kaga Electronics Co., Ltd.	24,749
9,000	Kaken Pharmaceutical Co., Ltd.	98,767
332	KDDI Corp.	1,901,173
3,000	Kohnan Shoji Co., Ltd.	33,210
8,000	Kojima Co., Ltd.	47,200
372,969	Komatsu Ltd.	10,346,363
190,500	Konica Minolta Holdings Inc.	1,965,187
1,820	K’s Holdings Corp.	47,460
6,000	Kyorin Co., Ltd.	95,859
6,800	Kyowa Exeo Corp.	60,627
3,000	Kyudenko Corp.	17,628
2,500	Macnica Inc.	56,845
380,000	Marubeni Corp.	2,469,363
17,000	Marudai Food Co., Ltd.	50,251
2,000	Meiko Electronics Co.	39,493
41	MID Reit Inc., Class A Shares	108,192
2,900	Ministop Co., Ltd.	42,480
500	Miraca Holdings Inc.	17,784
236,300	Mitsubishi Corp.	5,983,854
1,397,600	Mizuho Financial Group Inc.	2,224,519
900	Musashi Seimitsu Industry Co., Ltd.	22,177
1,800	Nafco Co., Ltd.	27,595
1,300	NEC Mobiling Ltd.	33,605
2,000	NEC Networks & System Integration Corp.	23,624
13,000	Nichias Corp.	62,386
6,100	Nichiha Corp.	47,159
13,000	Nichirei Corp.	55,541
5,000	Nippo Corp.	32,611
5,000	Nippon Densetsu Kogyo Co., Ltd.	46,553
144,000	Nippon Electric Glass Co., Ltd.	2,024,892
8,600	Nissen Holdings Co., Ltd.	37,978
13,000	Nissin Corp.	32,049
288,000	NKSJ Holdings Inc.*	1,930,110
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

6,000	Nohmi Bosai Ltd.	$34,107
45,400	Nomura Research Institute Ltd.	917,128
5,100	Obara Corp.	52,184
10	Okinawa Cellular Telephone Co.	19,507
3,000	Okuwa Co., Ltd.	29,655
2,400	Onoken Co., Ltd.	19,330
3,800	Otsuka Kagu Ltd.	40,838
64	Pacific Golf Group International Holdings KK	41,283
4,000	Pacific Metals Co., Ltd.	30,349
142,800	Panasonic Corp.	2,057,578
4,400	Park24 Co., Ltd.	42,125
15,000	Rengo Co., Ltd.	94,064
2,500	Resorttrust Inc.	39,104
3,800	Ricoh Leasing Co., Ltd.	97,774
4,800	Riso Kagaku Corp.	76,343
12,000	Ryobi Ltd.*	48,971
17,000	Sakai Chemical Industry Co., Ltd.	70,799
13,000	Sanden Corp.	45,428
7,000	San-In Godo Bank Ltd. (The)	46,326
24,000	Sankyu Inc.	94,782
10,000	Seino Holdings Corp.	62,829
336,000	Sekisui Chemical Co., Ltd.	2,312,111
15,600	Shimamura Co., Ltd.	1,426,328
3,300	Shinko Plantech Co., Ltd.	27,408
4,900	Shinko Shoji Co., Ltd.	37,178
4,400	Ship Healthcare Holdings Inc.	50,603
96,000	Sony Corp.	3,413,308
461	Sony Financial Holdings Inc.	1,668,891
41,200	Square Enix Co., Ltd.	789,387
10,000	Sumikin Bussan Corp.	21,063
1,980	Sumitomo Real Estate Sales Co., Ltd.	86,015
2,800	Tachi-S Co., Ltd.	43,293
10,000	Taihei Kogyo Co., Ltd.	43,681
120,600	THK Co., Ltd.	2,504,081
40,000	Toa Corp.	44,998
2,900	Tocalo Co., Ltd.	48,831
10,000	Tochigi Bank Ltd. (The)	48,229
34,000	Tokyo Electron Ltd.	2,136,190
4,000	Tokyo Tekko Co., Ltd.	8,712
259	Tosei Corp.	100,581
16,000	Toyo Suisan Kaisha Ltd.	338,152
129,949	Toyota Motor Corp.	5,007,609
6,000	Uchida Yoko Co., Ltd.	22,044
99,300	Unicharm Corp.	3,885,962
3,600	Unipres Corp.	63,332
6,700	Valor Co., Ltd.	51,397
3,000	Zeon Corp.	24,198

	Total Japan	104,838,956

Liechtenstein — 0.0%
1,293	Liechtenstein Landesbank AG	90,008

Luxembourg — 0.8%
140,400	ArcelorMittal	4,445,285
2,196	GAGFAH SA	17,035
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

29,898	Millicom International Cellular SA	$2,594,548

	Total Luxembourg	7,056,868

Malaysia — 0.1%
317,400	Genting Bhd	1,012,073

Mexico — 1.2%
62,680	America Movil SAB de CV, Class L Shares, ADR	3,538,913
29,800	Fomento Economico Mexicano SAB de CV, ADR	1,685,190
1,657,300	Wal-Mart de Mexico SA de CV, Class V Shares	4,693,095

	Total Mexico	9,917,198

Netherlands — 3.6%
2,344	ASM International NV*	58,217
3,766	BinckBank NV	54,991
9,540	Core Laboratories NV(a)	816,624
1,707	CSM NV	51,965
1,957	Hunter Douglas NV	80,166
722,133	ING Groep NV*	6,403,952
219,000	Koninklijke Ahold NV	2,658,203
133,142	Koninklijke KPN NV	1,906,819
3,568	Mediq NV	60,450
162	Nutreco Holding NV	11,426
307,746	Reed Elsevier NV	3,615,027
150,873	Royal Dutch Shell PLC, Class B Shares	4,484,372
157,298	SBM Offshore NV	3,141,784
67,453	Sensata Technologies Holding NV*	1,875,193
2,006	SNS REAAL NV*	8,079
63,331	TNT NV	1,518,009
144,447	Unilever NV	4,092,254
2,925	Vastned Offices/Industrial NV	40,919

	Total Netherlands	30,878,450

New Zealand — 0.2%
21,972	Nuplex Industries Ltd.	54,327
1,136,493	Telecom Corp. of New Zealand Ltd.	1,828,232
10,143	Tower Ltd.	14,881
17,217	Vector Ltd.	31,158

	Total New Zealand	1,928,598

Norway — 1.1%
4,312	Aker Solutions ASA	64,049
13,000	Austevoll Seafood ASA	92,872
1,372	Cermaq ASA*	18,295
199,212	DnB NOR ASA	2,447,084
3,178	Fred Olsen Energy ASA	118,398
17,309	Grieg Seafood ASA	49,798
2,800	Leroy Seafood Group ASA	76,936
9,166	Songa Offshore SE*	38,534
10,424	SpareBank 1 SMN	87,611
101,685	StatoilHydro ASA	2,023,181
154,900	Telenor ASA	2,235,748
108,767	TGS Nopec Geophysical Co. ASA	1,866,988

	Total Norway	9,119,494

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Panama — 0.2%
23,800	Copa Holdings SA, Class A Shares	$1,327,326

Russia — 0.1%
12,782	Mail.ru Group Ltd., GDR(d)*	520,227

Singapore — 0.5%
827,000	CapitaLand Ltd.	2,260,692
67,000	CSE Global Ltd.	57,330
31,000	Guocoland Ltd.	54,695
16,000	Hi-P International Ltd.	11,207
75,000	Ho Bee Investment Ltd.	88,596
15,000	Hong Leong Asia Ltd.	35,211
27,560	Mapletree Logistics Trust	19,617
12,000	MobileOne Ltd.	20,082
540,000	SembCorp. Industries Ltd.	1,970,922
6,000	Straits Asia Resources Ltd.	12,222
39,000	United Engineers Ltd.	75,307
1,000	Venture Corp., Ltd.	6,823
25,000	Wheelock Properties Singapore Ltd.	36,915
28,000	Wing Tai Holdings Ltd.	35,832

	Total Singapore	4,685,451

South Africa — 0.8%
289,849	MTN Group Ltd.	4,950,875
39,205	Naspers Ltd., Class N Shares	1,957,540

	Total South Africa	6,908,415

South Korea — 1.3%
42,688	Hyundai Motor Co.	6,356,494
3,746	Samsung Electronics Co., Ltd.	2,670,979
53,850	Shinhan Financial Group Co., Ltd.	2,077,858

	Total South Korea	11,105,331

Spain — 2.1%
268,166	Banco Bilbao Vizcaya Argentaria SA	2,474,271
262,955	Banco Santander Central Hispano SA	2,502,641
5,709	Caja de Ahorros del Mediterraneo	50,911
3,362	Corp Financiera Alba	151,790
4,874	Duro Felguera SA	30,565
2,803	Grupo Catalana Occidente SA	40,710
71,750	Inditex SA	5,431,168
325,063	Telefonica SA	6,946,097

	Total Spain	17,628,153

Sweden — 0.9%
98,568	Assa Abloy AB, Class B Shares	2,653,781
3,045	Bilia AB, Class A Shares	51,673
7,678	Billerud AB	61,041
7,102	Boliden AB	122,443
129,592	Hennes & Mauritz AB, Class B Shares	4,387,185
3,611	Hexpol AB	68,358
3,202	Industrial & Financial Systems, Class B Shares	44,063
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

6,663	Nolato AB, Class B Shares	$77,676
7,828	Saab AB, Class B Shares	126,364

	Total Sweden	7,592,584

Switzerland — 7.9%
129	Banque Cantonale Vaudoise	58,789
61,492	Credit Suisse Group	2,281,314
813	Daetwyler Holding AG	56,594
11,402	Ferrexpo PLC	61,954
52	Forbo Holding AG	28,125
197,272	GAM Holding AG*	2,914,425
312	Helvetia Holding AG	104,531
20,631	Informa PLC	127,045
115,881	Julius Baer Group Ltd.	4,422,142
107,300	Logitech International SA(a)*	2,063,462
275,299	Nestle SA	15,041,627
282,566	Novartis AG	15,070,752
1,257	Petroplus Holdings AG*	12,087
14	Phoenix Mecano AG	8,533
40,853	Roche Holding AG	5,638,565
845	Schweizerische National-Versicherungs-Gesellschaft AG	25,010
11,649	Swatch Group AG (The)	4,702,070
7,007	Syngenta AG	1,951,068
363	Walter Meier AG*	65,445
387,308	Xstrata PLC	7,795,261
23,153	Zurich Financial Services AG	5,178,350

	Total Switzerland	67,607,149

Taiwan — 0.5%
91,000	High Tech Computer Corp.	2,522,801
173,674	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,866,996

	Total Taiwan	4,389,797

Thailand — 0.2%
77,500	Kasikornbank PCL	310,668
438,200	Kasikornbank Public Co., Ltd., NVDR	1,734,798

	Total Thailand	2,045,466

Turkey — 0.5%
790,099	Turkiye Garanti Bankasi AS	4,375,158

United Kingdom — 16.7%
1,200	Acergy SA	23,973
13,623	Aero Inventory PLC(b)(c)*	0
78,847	Afren PLC*	154,026
165,691	AMEC PLC	2,790,206
15,322	Amlin PLC	89,627
527,251	Arm Holdings PLC	3,250,910
45,316	AstraZeneca PLC	2,114,621
1,670	Atkins WS PLC	18,211
288,160	Aviva PLC	1,591,784
304,700	BAE Systems PLC	1,567,807
595,761	Barclays PLC	2,377,268
684,905	BG Group PLC	12,392,565
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

116,664	BHP Billiton PLC	$4,152,740
11,175	Bodycote PLC	45,332
2,222	Brit Insurance Holdings NV*	35,722
144,142	British American Tobacco PLC	5,233,007
264,777	British Sky Broadcasting Group PLC	2,971,844
59,896	Cable & Wireless Communications PLC	41,661
337,660	Cairn Energy PLC*	2,033,016
19,632	Cape PLC	109,563
27,208	Carillion PLC	140,759
122,693	Carnival PLC	5,011,459
393,269	Centrica PLC	1,881,400
3,411	Charter International PLC	36,372
40,521	Chaucer Holdings PLC	30,931
4,413	Clarkson PLC	71,427
225,991	Compass Group PLC	1,955,631
20,449	Computacenter PLC	115,572
13,697	Cookson Group PLC*	114,901
3,080	Daily Mail & General Trust	24,902
12,220	Dairy Crest Group PLC	68,626
2,769	Davis Service Group PLC	16,879
65,751	Debenhams PLC*	72,211
11,377	Drax Group PLC	62,669
28,208	DS Smith PLC	81,821
306,345	Firstgroup PLC	1,726,597
25,315	Game Group PLC	27,211
60,722	GKN PLC	177,834
167,209	GlaxoSmithKline PLC	3,156,995
12,995	Greggs PLC	88,728
4,307	Hargreaves Services PLC	47,067
9,572	Healthcare Locums PLC	14,166
19,566	Highland Gold Mining Ltd.*	55,473
32,643	HMV Group PLC	23,392
273,846	HSBC Holdings PLC	2,765,630
4,023	IG Group Holdings PLC	30,777
70,136	Imperial Tobacco Group PLC	2,060,603
13,602	International Personal Finance PLC	63,356
21,765	Interserve PLC	65,438
23,078	JKX Oil & Gas PLC	111,052
4,226	John Wood Group PLC	30,731
9,597	Kesa Electricals PLC	24,563
1,831,433	Kingfisher PLC	6,704,565
11,115	Laird PLC	26,717
2,548,806	Lloyds Banking Group PLC*	2,398,597
29,404	Logica PLC	53,547
5,558	Mapeley Ltd.(b)(c)*	87
17,933	Mecom Group PLC*	53,986
11,700	Menzies (John) PLC	84,752
18,760	Mondi PLC	137,004
8,192	Morgan Sindall PLC	79,759
21,392	Pace PLC	61,784
145,928	Pearson PLC	2,105,045
4,498	Phoenix IT Group Ltd.	16,431
385,400	Prudential PLC	3,410,136
75,813	PV Crystalox Solar PLC	61,118
163,935	Reckitt Benckiser Group PLC	8,682,849
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

282,004	Rexam PLC	$1,324,507
88,794	Rio Tinto PLC	5,642,899
3,676	Robert Wiseman Dairies PLC	18,497
111,728	ROK PLC(b)(c)	0
726,790	Rolls-Royce Group PLC*	6,895,058
41,226,112	Rolls-Royce Group PLC, Class C Shares(b)(c)*	64,222
117,900	Sabmiller PLC	3,735,738
434,921	Sage Group PLC	1,743,259
96,840	Scottish & Southern Energy PLC	1,689,602
298,835	Smith & Nephew PLC	2,711,684
1,064	Spectris PLC	18,912
34,290	Sports Direct International PLC*	68,481
25,319	St. Ives PLC	37,667
35,647	Stagecoach Group PLC	109,451
314,914	Standard Chartered PLC	8,491,819
2,440	Stolt-Nielsen Ltd.	45,748
919	Synergy Health PLC	11,596
1,889,582	Tesco PLC	12,195,296
687,091	TUI Travel PLC	2,258,439
16,151	Tullett Prebon PLC	88,110
201,226	Tullow Oil PLC	3,595,499
1,878,290	Vodafone Group PLC	4,703,545
11,995	William Hill PLC	29,056
486,119	WM Morrison Supermarkets PLC	2,059,791

	Total United Kingdom	142,564,309

United States — 1.0%
57,651	Schlumberger Ltd.	4,458,729
63,100	Southern Copper Corp.	2,645,783
43,300	Thomson Reuters Corp.(a)	1,577,613

	Total United States	8,682,125

	TOTAL COMMON STOCKS (Cost — $696,500,944)	822,017,790

PREFERRED STOCKS — 0.9%
Germany — 0.9%
2,247	Sartorius AG	66,969
46,850	Volkswagen AG, GDR	7,561,789

	TOTAL PREFERRED STOCKS (Cost — $4,371,824)	7,628,758

RIGHTS — 0.0%
China — 0.0%
309,793	Industrial & Commercial Bank of China(b)*	101,730
437,700	Bank of China Ltd.(b)*	79,475

	TOTAL RIGHTS (Cost — $0)	181,205

UNITS— 0.5%
Brazil — 0.5%
175,570	Anhanguera Educacional Participacoes SA (Cost $2,654,510)	4,072,405

WARRANTS — 0.4%
Luxembourg — 0.4%
162,825	Shriram Transport Finance Co., Ltd., expires 1/18/13(b)(d)*	2,868,977
43,004	Shriram Transport Finance Co., Ltd., expires 9/24/14(b)(d)*	757,730

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Face
Amount		Security	Value

		TOTAL WARRANTS (Cost — $1,892,843)	$3,626,707

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $705,420,121)	837,526,865

SHORT-TERM INVESTMENTS (e) — 5.3%
MONEY MARKET FUND — 2.8%
$23,761,556		The AIM STIT — Liquid Assets Portfolio (f) (Cost — $23,761,556)	23,761,556

TIME DEPOSITS — 2.5%
530,448		Bank of America — London, 0.030% due 12/1/10	530,448
5,246,591		Bank of America — Toronto, 0.030% due 12/1/10	5,246,591
		BBH — Grand Cayman:
240	SEK	0.217% due 12/1/10	34
9	CHF	0.005% due 12/1/10	9
7,241,514	JPY	0.005% due 12/1/10	86,662
1,285	HKD	0.005% due 12/1/10	165
1,869	SGD	0.010% due 12/1/10	1,415
508,420	EUR	0.060% due 12/1/10	662,852
32,781	GBP	0.083% due 12/1/10	51,067
297	CAD	0.210% due 12/1/10	289
52	AUD	3.892% due 12/1/10	50
7,978,949		HSBC Bank — Grand Cayman, 0.030% due 12/1/10	7,978,949
6,636,979		Wells Fargo — Grand Cayman, 0.030% due 12/1/10	6,636,979

		TOTAL TIME DEPOSITS (Cost — $21,195,510)	21,195,510

		TOTAL SHORT-TERM INVESTMENTS (Cost — $44,957,066)	44,957,066

		TOTAL INVESTMENTS — 103.2% (Cost — $750,377,187#)	882,483,931

		Liabilities in Excess of Other Assets — (3.2)%	(27,116,002)

		TOTAL NET ASSETS — 100.0%	$855,367,929

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Illiquid security.

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.5%.

(f)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR	— American Depositary Receipts

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro Dollar

GBP	— British Pound

GDR	— Global Depositary Receipt
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

NVDR	— Non-Voting Depositary Receipt

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

SEK	— Swedish Krona

SGD	— Singapore Dollar

Summary of Investments by Security Sector^

Financials	18.3%
Consumer Discretionary	14.6
Industrials	13.0
Consumer Staples	10.9
Materials	9.2
Energy	9.0
Health Care	8.1
Information Technology	6.0
Telecommunication Services	4.0
Utilities	1.8
Short-Term Investments	5.1
100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 91.8%

Bermuda — 0.2%
16,000	Credicorp Ltd.	$1,917,920

Brazil — 15.4%
191,712	Banco Bradesco SA, ADR(a)	3,845,743
1,042,697	Banco do Brasil SA	20,002,758
188,200	BM&F Bovespa SA	1,432,076
97,300	BR Malls Participacoes SA	958,816
21,324	Brasil Telecom SA, ADR*	175,497
45,579	Brasil Telecom SA, Sponsored, ADR*	936,193
56,000	Braskem SA, Class A Shares*	593,959
35,054	Cia de Bebidas das Americas, ADR	4,754,725
27,300	Cia Paranaense de Energia, ADR(a)	683,592
352,082	Cia Vale do Rio Doce	10,995,634
1,275,600	Companhia Brasileira de Meios de Pagamento	11,082,472
313,520	Companhia Energetica de Minas Gerais, ADR(a)	5,354,922
114,600	Compania de Concessoes Rodoviarias	3,123,936
336,200	Compania Siderurgica Nacional SA, ADR(a)	5,261,530
32,000	Gol Linhas Aereas Inteligentes SA, ADR(a)	517,440
12,400	Itau Unibanco Holding SA, ADR(b)*	289,292
29,400	Lojas Renner SA	1,029,086
118,500	MRV Engenharia e Participacoes SA	1,171,181
236,600	Natura Cosmeticos SA	6,357,159
391,245	OGX Petroleo e Gas Participacoes SA*	4,539,811
607,984	PDG Realty SA Empreendimentos e Participacoes	3,683,355
141,084	Petroleo Brasileiro SA, ADR	4,576,765
287,244	Petroleo Brasileiro SA, Class A Shares, ADR	8,410,504
727,600	Redecard SA	9,482,134
81,600	Souza Cruz SA	4,098,080
36,900	Tractebel Energia SA	582,654
597,177	Vale SA, Class B Shares, ADR(a)	18,918,567
102,666	Vivo Participacoes SA, ADR	2,963,967

	Total Brazil	135,821,848

Canada — 0.7%
70,700	First Quantum Minerals Ltd.	6,281,383

Chile — 0.2%
33,269	Empresa Nacional de Electricidad SA, ADR	1,906,646

China — 10.2%
428,000	Agile Property Holdings Ltd.	598,563
640,000	Air China Ltd., Class H Shares*	830,762
169,000	Anta Sports Products Ltd.	315,131
3,544,000	Bank of China Ltd., Class H Shares	1,889,427
93,000	BBMG Corp., Class H Shares	133,654
292,000	China BlueChemical Ltd., Class H Shares	232,761
590,000	China Citic Bank Corp., Ltd., Class H Shares	413,321
331,000	China Coal Energy Co., Class H Shares	520,877
14,094,000	China Construction Bank Corp., Class H Shares	12,759,268
1,099,000	China Life Insurance Co., Ltd., Class H Shares	4,712,790
244,000	China Merchants Bank Co., Ltd., Class H Shares	630,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

1,123,000	China National Building Material Co., Ltd., Class H Shares	$2,600,193
4,871,000	China Petroleum & Chemical Corp., Class H Shares	4,522,614
1,766,500	China Railway Construction Corp., Class H Shares	2,101,947
602,000	China Shenhua Energy Co., Ltd., Class H Shares	2,542,767
108,000	China Shineway Pharmaceutical Group Ltd.	347,001
624,000	China Telecom Corp., Ltd., Class H Shares	314,194
243	Country Garden Holdings Co., Ltd.	89
95,731	Ctrip.com International Ltd., ADR*	4,194,932
280,000	Dongfeng Motor Group Co., Ltd., Class H Shares	533,649
138,000	Golden Eagle Retail Group Ltd.	403,405
4,034,000	Hidili Industry International Development Ltd.	3,729,894
12,112,000	Industrials & Commercial Bank of China Ltd., Class H Shares	9,420,826
1,905,000	Jiangxi Copper Co., Ltd., Class H Shares	5,470,613
504,000	Lenovo Group Ltd.	335,550
103,000	Netease.com, ADR*	3,932,540
3,700	New Oriental Education & Technology Group Inc., ADR*	391,460
859,500	PetroChina Co., Ltd., Class H Shares	1,068,094
312,000	PICC Property & Casualty Co., Ltd., Class H Shares*	466,871
49,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	576,567
22,240,000	Renhe Commercial Holdings Co., Ltd.	4,009,581
672,000	Shanghai Electric Group Co., Ltd., Class H Shares	458,650
2,219,500	Shimao Property Holdings Ltd.	3,349,800
640,500	Soho China Ltd.	480,866
141,100	Tencent Holdings Ltd.	3,118,031
342,000	Weichai Power Co., Ltd., Class H Shares	2,378,242
6,024,000	Winsway Coking Coal Holding Ltd.*	3,110,753
150,000	Xinao Gas Holdings Ltd.	430,757
1,352,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	3,751,977
2,449,000	Zhejiang Expressway Co., Ltd., Class H Shares	2,305,379

	Total China	89,383,796

Colombia — 0.2%
10,300	BanColombia SA, ADR	635,510
348,437	Ecopetrol SA	692,331
17,756	Suramericana de Inversiones SA	351,886

	Total Colombia	1,679,727

Czech Republic — 0.3%
32,389	CEZ AS	1,269,859
4,514	Komercni Banka AS	954,409
23,811	Telefonica O2 Czech Republic AS	461,800

	Total Czech Republic	2,686,068

Egypt — 1.8%
702,065	Commercial International Bank	5,015,096
78,530	Eastern Tobacco	1,644,586
62,724	Egyptian Co. for Mobile Services	1,809,354
57,417	Egyptian Financial Group-Hermes Holding	331,214
94,956	El Ezz Steel Co.*	295,200
14,718	El Sewedy Cables Holding Co.*	136,021
123,462	Orascom Construction Industries	5,554,725
6,515	Orascom Construction Industries, GDR	288,158
228,574	Orascom Telecom Holding SAE*	164,226
9,688	Orascom Telecom Holding SAE, GDR*	34,877
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

28,131	Orascom Telecom Holding SAE, GDR*	$101,272
271,795	Talaat Moustafa Group*	375,537
98,959	Telecom Egypt	294,826

	Total Egypt	16,045,092

France — 0.3%
62,315	CFAO SA	2,468,168

Hong Kong — 4.2%
74,500	Beijing Enterprises Holdings Ltd.	469,618
330,000	Chaoda Modern Agriculture Holdings Ltd.	268,576
252,000	China Agri-Industries Holdings Ltd.	301,476
270,000	China High Speed Transmission Equipment Group Co., Ltd.	494,424
361,500	China Mobile Ltd.	3,603,176
1,242,000	China Overseas Land & Investment Ltd.	2,383,110
1,072,000	China Resources Land Ltd.	1,927,154
1,612,600	China Resources Power Holdings Co.	2,828,394
3,440,805	CNOOC Ltd.	7,461,708
87,500	Hengan International Group Co., Ltd.	803,404
563,000	Lee & Man Paper Manufacturing Ltd.	445,157
970,888	Melco Crown Entertainment Ltd., ADR(a)*	5,796,201
22,870,500	REXLot Holdings Ltd.	2,532,855
106,000	Shanghai Industrial Holdings Ltd.	446,365
993,500	Shougang Concord International Enterprises Co., Ltd.*	150,968
4,167,000	SJM Holdings Ltd.	6,546,656

	Total Hong Kong	36,459,242

Hungary — 0.5%
3,183	MOL Hungarian Oil and Gas Nyrt*	274,278
175,675	OTP Bank PLC(a)*	4,009,358

	Total Hungary	4,283,636

India — 3.5%
23,088	Axis Bank Ltd., GDR	700,721
56,826	Dr Reddys Laboratories Ltd., ADR(a)	2,215,077
13,596	HDFC Bank Ltd., ADR	2,397,655
126,082	ICICI Bank Ltd., ADR	6,309,143
123,364	Infosys Technologies Ltd., ADR	8,160,529
80,267	Mahindra & Mahindra Ltd., GDR	1,340,459
110,873	Reliance Industries Ltd., London Shares, GDR(b)	4,800,801
41,244	Reliance Industries Ltd., Luxembourg Shares, GDR(b)	1,785,865
6,532	State Bank of India Ltd., London Shares, GDR	845,894
40,324	Sterlite Industries India Ltd., ADR	571,391
33,239	Tata Motors Ltd., ADR(a)	1,087,248
46,757	Wipro Ltd., ADR(a)	640,103

	Total India	30,854,886

Indonesia — 3.7%
7,115,622	Adaro Energy PT	1,831,284
69,500	Gudang Garam Tbk PT	313,112
1,156,500	Indofood Sukses Makmur Tbk PT	585,675
957,000	Perusahaan Gas Negara PT	455,513
277,675	PT Astra International Tbk	1,595,233
1,063,500	PT Bank Central Asia Tbk	712,218
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

4,632,900	PT Bank Mandiri Persero Tbk	$3,282,108
773,000	PT Bank Rakyat Indonesia	898,439
8,741,975	PT Bumi Resources Tbk	2,564,338
1,078,996	PT Telekomunikasi Indonesia Tbk	949,526
1,344,600	PT United Tractors Tbk	3,423,268
4,896,225	Semen Gresik Persero Tbk PT	4,986,193
1,256,000	Tambang Batubara Bukit Asam Tbk PT	2,599,867
215,400	Telekomunikasi Indonesia Tbk PT, ADR	7,752,245
97,000	Unilever Indonesia Tbk PT	161,058

	Total Indonesia	32,110,077

Luxembourg — 0.3%
57,063	Oriflame Cosmetics SA	2,983,958

Macau — 0.5%
1,975,300	Wynn Macau Ltd.	3,973,290

Malaysia — 0.2%
147,300	British American Tobacco Malaysia Bhd	2,058,247
9	SP Setia Bhd	15

	Total Malaysia	2,058,262

Mexico — 5.9%
55,700	Alfa SAB de CV, Class A Shares	513,393
324,139	America Movil SAB de CV, Class L Shares, ADR	18,300,887
2,400	Coca-Cola Femsa SAB de CV, ADR	194,352
76,650	Desarrolladora Homex SA de CV, ADR(a)*	2,579,273
166,506	Fomento Economico Mexicano SAB de CV, ADR	9,415,914
61,400	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	235,837
33,700	Grupo Financiero Banorte SA de CV, Class O Shares	146,461
3,058,661	Grupo Mexico SAB de CV, Class B Shares	10,414,835
34,000	Grupo Modelo SAB de CV	200,095
225,800	Grupo Televisa SA, ADR	5,261,140
478,000	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,937,825
163,400	Mexichem SAB de CV	559,662
289,594	Wal-Mart de Mexico SA de CV, Class V Shares	820,064

	Total Mexico	51,579,738

Netherlands — 0.3%
190,561	VimpelCom Ltd., ADR	2,986,091

Nigeria — 0.0%
55,556	Guaranty Trust Bank, GDR(b)	285,425

Pakistan — 0.6%
1,246,500	Oil & Gas Development Co., Ltd.	2,364,863
1,139,972	Pakistan Petroleum Ltd.	2,710,423

	Total Pakistan	5,075,286

Peru — 0.3%
45,000	Cia de Minas Buenaventura SA, ADR	2,278,800

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

Philippines — 1.2%
1,082,000	Ayala Land Inc.	$381,001
350,974	Bank of the Philippine Islands	431,202
3,211,200	Energy Development Corp.	408,003
140,520	First Philippine Holdings Corp.	192,567
168,460	Metropolitan Bank & Trust	265,255
144,700	Philippine Long Distance Telephone Co., ADR	7,865,893
39,570	SM Investments Corp.	435,427
796,000	SM Prime Holdings Inc.	180,601

	Total Philippines	10,159,949

Poland — 0.4%
5,723	Bank Pekao SA	337,635
14,656	KGHM Polska Miedz SA	636,608
46,874	Polski Koncern Naftowy Orlen*	656,399
75,429	Powszechna Kasa Oszczednosci Bank Polski SA	1,051,376
1,703	Powszechny Zaklad Ubezpieczen SA	195,917
42,051	Telekomunikacja Polska SA	220,414

	Total Poland	3,098,349

Russia — 7.8%
3,256,899	Federal Hydrogenerating Co.*	167,893
10,065	Gazprom OAO, ADR	223,846
435,276	Gazprom OAO, London Shares, ADR	9,602,189
39,170	Globaltrans Investment PLC, GDR	675,683
882,287	IDGC Holding JSC*	149,989
10,793	LUKOIL	589,514
184,896	LUKOIL, ADR	10,224,749
37,140	LUKOIL, London Shares, ADR	2,035,643
108,973	Magnit OJSC(b)*	2,876,887
178,616	Mechel, ADR	4,193,904
78,542	MMC Norilsk Nickel, ADR	1,552,775
114,390	MMC Norilsk Nickel, London Shares, ADR	2,284,368
427,523	Mobile Telesystems OJSC, ADR	8,965,157
12,785	NovaTek OAO, GDR	1,203,068
22,695	Polymetal*	340,425
176,239	Rosneft Oil Co.	1,163,177
389,840	Rosneft Oil Co., GDR	2,572,944
2,499,743	Sberbank of Russian Federation	7,961,681
55,361	Severstal OAO	788,894
41,371	Sistema JSFC, GDR*	1,071,096
345,031	Surgutneftegaz OJSC	327,779
24,392	Tatneft, ADR	753,713
1,251,674	TNK-BP Holding	3,079,118
152,755	Uralkali, GDR	4,124,385
380,111,835	VTB Bank OJSC	1,225,861
4,518	X5 Retail Group NV, GDR*	171,458

	Total Russia	68,326,196

South Africa — 7.8%
124,456	ABSA Group Ltd.	2,264,496
9,954	African Rainbow Minerals Ltd.	262,083
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

30,236	Anglo Platinum Ltd.*	$2,821,111
47,099	AngloGold Ashanti Ltd.	2,181,429
43,943	Aveng Ltd.	252,881
40,908	Bidvest Group Ltd.	870,228
1	Discovery Holdings Ltd.	6
10,135	Exxaro Resources Ltd.	180,119
128,242	FirstRand Ltd.	362,669
3,521	Foschini Ltd.	44,001
26,526	Gold Fields Ltd.	432,734
99,810	Growthpoint Properties Ltd.	246,365
11,992	Impala Platinum Holdings Ltd.	342,382
24,799	Imperial Holdings Ltd.	428,486
18,244	Investec Ltd.	144,103
130,220	Kumba Iron Ore Ltd.	7,297,301
168,766	Massmart Holdings Ltd.	3,332,568
248,240	MTN Group Ltd.	4,240,157
692,919	Murray & Roberts Holdings Ltd.	3,761,806
65,075	Naspers Ltd., Class N Shares	3,249,252
176,677	Nedbank Group Ltd.	3,102,526
770,200	Pretoria Portland Cement Co., Ltd.	3,531,722
14,200	Remgro Ltd.	207,638
59,601	RMB Holdings Ltd.	296,836
1,613,969	Sanlam Ltd.	5,909,706
17,628	Sappi Ltd.*	85,930
58,602	Sasol Ltd.	2,606,168
252,737	Shoprite Holdings Ltd.	3,439,673
2,975	Spar Group Ltd. (The)	42,444
578,828	Standard Bank Group Ltd.	8,329,971
39,001	Steinhoff International Holdings Ltd.*	118,382
139,946	Tiger Brands Ltd.	3,659,622
427,878	Truworths International Ltd.	4,345,287
17,392	Vodacom Group Ltd.	163,131
77,928	Woolworths Holdings Ltd.	290,397

	Total South Africa	68,843,610

South Korea — 12.6%
413	Amorepacific Corp.	387,171
15,220	Daegu Bank	189,848
9,710	Daelim Industrials Co.	909,435
11,980	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	307,140
16,620	Dongbu Insurance Co., Ltd.	548,763
1,810	Glovis Co., Ltd.	246,864
52,324	GS Holdings	2,841,020
21,934	Hana Financial Group Inc.	719,489
17,654	Hite Brewery Co., Ltd.	1,783,001
2,552	Honam Petrochemical Corp.	536,417
4,337	Hyundai Department Store Co., Ltd.	449,255
45,121	Hyundai Engineering & Construction Co., Ltd.	2,461,606
3,631	Hyundai Heavy Industries	1,164,415
30,100	Hyundai Mobis	7,145,324
15,906	Hyundai Motor Co.	2,368,497
4,762	Hyundai Steel Co.	452,173
48,180	Industrials Bank of Korea	673,759
26,960	Kangwon Land Inc.	606,248
151,212	KB Financial Group Inc.	7,061,651
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

716	KCC Corp.	$207,053
42,530	Korea Exchange Bank	411,184
747,068	Korea Life Insurance Co., Ltd.	4,746,360
1,214	Korea Zinc Co., Ltd.	291,855
24,670	KT Corp.	990,250
175,891	KT&G Corp.	9,519,932
4,502	LG Chem Ltd.	1,507,856
14,924	LG Corp.	1,052,519
16,860	LG Display Co., Ltd.	575,608
1,258	LG Household & Health Care Ltd.	415,370
37,949	NHN Corp.*	6,420,652
24,500	POSCO	9,612,197
29,211	Samsung Electronics Co., Ltd.	20,828,076
4,246	Samsung Fire & Marine Insurance Co., Ltd.	700,061
415,815	Shinhan Financial Group Co., Ltd.	16,044,655
5,581	SK Corp.	611,841
14,619	SK Telecom Co., Ltd.	2,157,926
123,520	Woongjin Coway Co., Ltd.	4,472,928

	Total South Korea	111,418,399

Taiwan — 6.1%
192,218	Acer Inc.	567,573
143,470	Advanced Semiconductor Engineering Inc.	148,271
599,665	Advanced Semiconductor Engineering Inc., ADR(a)	3,058,292
141,713	Asia Cement Corp.	140,411
42,894	Asustek Computer Inc.	370,819
495,219	AU Optronics Corp.*	495,544
64,000	Catcher Technology Co., Ltd.	196,325
175,039	Cathay Financial Holding Co., Ltd.	264,454
344,563	China Steel Corp.	354,398
690,440	Chinatrust Financial Holding Co., Ltd.	415,668
950,535	Chunghwa Telecom Co., Ltd.	2,307,729
211,000	Coretronic Corp.	301,132
60,000	Delta Electronics Inc.	266,732
138,557	Delta Electronics Inc., GDR*	3,079,554
294,385	Far Eastern Textile Co., Ltd.	435,106
57,000	Farglory Land Development Co., Ltd.	146,053
213,500	First Financial Holding Co., Ltd.	142,894
50,000	Formosa Chemicals & Fibre Corp.	148,130
350,830	Formosa Plastics Corp.	1,043,972
2,010,195	Fubon Financial Holding Co., Ltd.	2,453,388
85,906	High Tech Computer Corp.	2,381,580
3,196,276	HON HAI Precision Industry Co., Ltd.	11,377,821
512,288	HON HAI Precision Industry Co., Ltd., GDR	3,611,631
200,676	HON HAI Precision Industry Co., Ltd., London Shares, GDR	1,434,833
25,021	HTC Corp., GDR	2,773,578
43,530	MediaTek Inc.	557,692
370,000	Mega Financial Holding Co., Ltd.	245,817
138	Pacific Electric Wire & Cable Co., Ltd.(c)*	0
61,621	Pegatron Corp.*	84,405
307,270	Pou Chen Corp.	282,773
120,893	Powertech Technology Inc.	382,749
57,354	Silitech Technology Corp.	182,712
554,565	Taiwan Cooperative Bank	391,179
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

54,000	Taiwan Fertilizer Co., Ltd.	$194,882
141,098	Taiwan Mobile Co., Ltd.	316,174
1,047,031	Taiwan Semiconductor Manufacturing Co., Ltd.	2,177,879
848,815	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,124,762
94,100	Tripod Technology Corp.	410,607
85,000	U-Ming Marine Transport Corp.	172,343
106,264	Uni-President Enterprises Corp.	146,950
307,000	United Microelectronics Corp.	152,090
247,222	Wistron Corp.	501,257
349,315	Yuanta Financial Holding Co.	213,738

	Total Taiwan	53,453,897

Thailand — 1.6%
6,350	Advanced Info Service PCL	19,775
153,200	Advanced Info Service PCL, NVDR	459,321
142,300	Bangkok Bank Public Co., Ltd., NVDR	678,854
26,600	Banpu PCL	669,737
159,500	Banpu Public Co., Ltd.	3,994,766
105,100	BEC World PCL	121,865
568,200	Charoen Pokphand Foods PCL	470,598
17,800	CP ALL PCL	23,440
321,000	CP ALL PCL, NVDR	436,011
69,800	Glow Energy PCL	104,636
709,700	Kasikornbank PCL	2,844,913
220,600	Kasikornbank Public Co., Ltd., NVDR	873,338
1,347,500	Krung Thai Bank PCL	723,190
139,800	PTT Aromatics & Refining PCL	175,995
63,000	PTT Chemical PCL	320,374
6,700	PTT Exploration & Production PCL	37,068
99,900	PTT Exploration & Production PCL, NVDR	552,702
117,700	PTT PCL, NVDR	1,204,880
28,500	Siam Cement PCL	313,467
82,900	Thai Oil PCL	184,695

	Total Thailand	14,209,625

Turkey — 4.8%
937,043	Akbank TAS	5,288,404
367	Aktas Electric Ticaret AS(c)*	0
24,909	Anadolu Efes Biracilik Ve Malt Sanayii AS	343,179
98,620	Arcelik	508,128
18,554	BIM Birlesik Magazalar AS	631,361
157,277	Haci Omer Sabanci Holding AS	774,846
819,403	KOC Holding AS	3,841,037
33,778	Tupras — Turkiye Petrol Rafinerileri AS	818,602
227,146	Turk Telekomunikasyon AS	947,133
1,240,697	Turkcell Iletisim Hizmet AS	8,402,569
978,843	Turkiye Garanti Bankasi AS	5,420,324
83,143	Turkiye Halk Bankasi AS	781,139
3,434,573	Turkiye Is Bankasi, Class C Shares	13,272,170
208,011	Yapi ve Kredi Bankasi AS*	718,184

	Total Turkey	41,747,076

United States — 0.2%
50,200	Southern Copper Corp.	2,104,886

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares		Security	Value

		TOTAL COMMON STOCKS (Cost — $572,260,553)	$806,481,326

PREFERRED STOCKS — 3.6%

Brazil — 3.5%
82,800		Banco do Estado do Rio Grande do Sul SA, 1.450%	940,975
143,914		Companhia Energetica de Minas Gerais, 2.410%	2,391,574
51,800		Eletropaulo Metropolitana SA, 6.300%, Class B Shares	935,722
47,300		Fertilizantes Fosfatados SA*	507,475
202,548		Investimentos Itau SA, 0.440%	1,530,625
438,604		Itau Unibanco Holding SA, 0.370%	10,038,022
53,950		Suzano Papel e Celulose SA, 0.060%	471,866
65,300		Ultrapar Participacoes SA, 2.560%*	3,887,539
821,058		Usinas Siderurgicas de Minas Gerais SA, Class A Shares	8,952,644

		Total Brazil	29,656,442

Russia — 0.0%
888,487		Surgutneftegaz OJSC, 6.830%	435,359

South Korea — 0.1%
2,207		Samsung Electronics Co., Ltd., 1.990%	1,101,166

		TOTAL PREFERRED STOCKS (Cost — $21,765,419)	31,192,967

EXCHANGE TRADED SECURITY — 0.9%
United States — 0.9%
113,929		iPath MSCI India Index ETN(a)* (Cost $6,796,405)	8,247,320

RIGHTS — 0.1%
China — 0.1%
545,040		Industrial & Commercial Bank of China(c)*	178,980
986,580		China Construction Bank Corp.*	332,866
354,400		Bank of China Ltd.(c)*	64,350

		TOTAL RIGHTS (Cost — $0)	576,196

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $600,822,377)	846,497,809

Face
Amount

SHORT-TERM INVESTMENTS (d) — 8.0%
MONEY MARKET FUND — 4.9%
$43,220,531		The AIM STIT — Liquid Assets Portfolio (e) (Cost — $43,220,531)	43,220,531

TIME DEPOSITS — 3.1%
12,975,163		Bank of America — Toronto, 0.030% due 12/1/10	12,975,163
		BBH — Grand Cayman:
30,058	HKD	0.005% due 12/1/10	3,871
1,305	GBP	0.083% due 12/1/10	2,033
1,675,013	ZAR	4.750% due 12/1/10	236,257
14,215,424		HSBC Bank — Grand Cayman, 0.030% due 12/1/10	14,215,424

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Face
Amount	Security	Value

	TOTAL TIME DEPOSITS (Cost — $27,432,748)	$27,432,748

	TOTAL SHORT-TERM INVESTMENTS (Cost — $70,653,279)	70,653,279

	TOTAL INVESTMENTS — 104.4% (Cost — $671,475,656#)	917,151,088

	Liabilities in Excess of Other Assets — (4.4)%	(38,745,608)

	TOTAL NET ASSETS — 100.0%	$878,405,480

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.1%.

(e)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR	—	American Depositary Receipts

GBP	—	British Pound

GDR	—	Global Depositary Receipt

HKD	—	Hong Kong Dollar

NVDR	—	Non-Voting Depositary Receipt

PLC	—	Public Limited Company

ZAR	—	South African Rand
Summary of Investments by Security Sector^

Financials	23.3%
Materials	13.9
Information Technology	11.9
Energy	11.4
Telecommunication Services	9.0
Consumer Discretionary	8.2
Consumer Staples	7.1
Industrials	4.6
Utilities	1.8
Funds	0.9
Health Care	0.2
Short-Term Investments	7.7

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 33.3%
FHLMC — 5.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$20,749	11.500% due 10/1/15	$24,102
2,623	9.500% due 6/1/16	2,667
114,241	8.500% due 11/1/16 - 7/1/17	125,732
24,411	8.000% due 1/1/17 - 6/1/17	27,034
79,442	3.000% due 12/1/34 (a)	82,213
80,087	3.116% due 1/1/35 (a)	83,198
862,569	2.730% due 3/1/36 (a)(b)	903,802
93,879	5.763% due 2/1/37 (a)	99,953
208,004	5.758% due 5/1/37 (a)	221,599
1,861,297	5.863% due 5/1/37 (a)	1,996,750
197,909	5.868% due 5/1/37 (a)	210,287
703,083	6.027% due 9/1/37 (a)	757,586
	Gold:
8,595	7.000% due 5/1/12 - 8/1/12	9,047
62	8.000% due 8/1/12	63
18,540,496	5.500% due 10/1/13 - 2/1/40(b)	20,093,959
1,944,802	6.500% due 7/1/14 - 9/1/37(b)	2,150,667
5,485,408	6.000% due 5/1/16 - 6/1/39	6,010,468
19,482	8.500% due 2/1/18	20,523
2,971,242	5.000% due 6/1/21 - 12/1/35	3,153,960
2,704,275	4.500% due 5/1/23 - 5/1/40	2,821,453
6,715,000	3.500% due 12/15/25 (c)	6,868,183
12,304,188	4.000% due 9/1/40 - 12/1/40(c)	12,500,444

	TOTAL FHLMC	58,163,690

FNMA — 25.1%
	Federal National Mortgage Association (FNMA):
37,286,032	5.500% due 2/1/14 - 1/1/41(c)	40,097,599
3,623	8.500% due 4/1/17	4,045
11,096	8.000% due 8/1/17	12,589
1,256,339	4.761% due 2/1/20	1,336,702
1,270,000	4.672% due 7/1/20	1,397,389
1,330,000	3.974% due 11/1/20	1,420,435
3,873	10.000% due 1/1/21	3,906
33,000,415	5.000% due 3/1/21 - 7/1/40(c)	35,097,731
11,651,961	6.000% due 9/1/21 - 1/1/39	12,747,146
247	9.500% due 11/1/21	276
2,346,732	6.500% due 11/1/23 - 9/1/37	2,629,606
64,501,905	4.000% due 2/1/24 - 1/1/41(b)(c)	65,743,686
56,117,292	4.500% due 4/1/24 - 1/1/41(b)(c)	58,427,283
14,505,000	3.500% due 12/15/25 - 1/1/26(c)	14,834,040
713,139	7.000% due 9/1/26 - 4/1/37(b)	800,636
49,947	3.065% due 3/1/30 (a)(b)	52,687
1,057,073	2.456% due 3/1/34 (a)	1,104,523
240,003	2.863% due 12/1/34 (a)	251,479
327,519	2.641% due 9/1/35 (a)	343,507
258,158	2.265% due 10/1/35 (a)	263,544
362,288	2.298% due 10/1/35 (a)	370,700
79,771	2.270% due 11/1/35 (a)	81,589
84,056	2.275% due 11/1/35 (a)	85,856
77,195	2.290% due 11/1/35 (a)	78,946
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

FNMA — 25.1% — (continued)
$169,029	2.299% due 11/1/35 (a)	$172,890
72,648	2.303% due 11/1/35 (a)	74,316
70,467	2.325% due 11/1/35 (a)	72,197
350,051	2.333% due 11/1/35 (a)(b)	358,602
864,557	4.677% due 1/1/36 (a)	902,845
617,576	5.755% due 6/1/36 (a)	662,833
743,797	5.929% due 8/1/36 (a)	786,198
1,110,167	6.248% due 9/1/36 (a)	1,191,490
117,291	3.146% due 12/1/36 (a)	123,629
769,779	5.846% due 2/1/37 (a)	828,872
1,200,208	5.497% due 4/1/37 (a)	1,274,542
990,570	5.910% due 4/1/37 (a)	1,051,887
1,012,136	5.621% due 5/1/37 (a)	1,081,836
1,273,491	5.922% due 8/1/37 (a)	1,372,014

	TOTAL FNMA	247,140,051

GNMA — 2.3%
	Government National Mortgage Association (GNMA):
5,413	9.500% due 12/15/16 - 8/15/17	5,772
25,003	8.500% due 5/15/17 - 8/15/30	29,268
3,358	9.000% due 8/15/30 - 9/15/30(b)	4,035
22,944	4.500% due 9/15/33 (b)	24,289
1,314,139	6.000% due 12/15/33 - 12/1/40(c)	1,450,349
939,209	6.500% due 1/15/34 - 10/15/38	1,057,754
662,890	5.500% due 5/15/37 - 6/15/38	721,491
7,550,000	4.000% due 12/1/40 (c)	7,742,291
	Government National Mortgage Association II (GNMA):
24,334	8.500% due 11/20/16 - 1/20/17	26,777
25,037	9.000% due 4/20/17 - 11/20/21	28,312
122,336	3.375% due 2/20/26 - 5/20/30(a)(b)	126,433
47,051	3.125% due 10/20/27 (a)(b)	48,543
1,638	8.000% due 3/20/30 (b)	1,945
2,091,391	6.000% due 2/20/35 - 12/1/38(c)	2,302,884
888,285	5.000% due 7/20/40 - 8/20/40	954,997
3,294,045	4.500% due 10/20/40	3,477,401
4,215,000	4.000% due 12/1/40 (c)	4,322,984

	TOTAL GNMA	22,325,525

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $322,250,575)	327,629,266

	Rating††
ASSET-BACKED SECURITIES — 1.1%
Automobiles — 0.3%
1,345,000	AAA	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.130% due 9/15/13(d)	1,356,594
520,952	AA	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.283% due 5/15/13(a)	518,049
840,000	AAA	Ford Credit Auto Owner Trust, Series 2007-B, Class A4A, 5.240% due 7/15/12	858,705

		Total Automobiles	2,733,348

Student Loan — 0.8%
100,000	AAA	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)(e)	92,612
200,000	AAA	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)(e)	181,006
940,000	AAA	SLC Student Loan Trust, Series 2008-1, Class A3, 1.392% due 9/15/19(a)	957,945
		SLM Student Loan Trust:
1,555,914	AAA	Series 2008-5, Class A2, 1.388% due 10/25/16(a)	1,576,681
420,000	AAA	Series 2008-5, Class A3, 1.588% due 1/25/18(a)	432,124
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Student Loan — 0.8% — (continued)
$1,705,000	AAA	Series 2008-5, Class A4, 1.988% due 7/25/23(a)	$1,776,445
2,073,909	AAA	Series 2010-1, Class A, 0.653% due 3/25/25(a)	2,068,347
900,000	AAA	Student Loan Consolidation Center, Series 2002-1, Class A6, 0.000% due 3/01/42(a)(d)(e)	825,075

		Total Student Loan	7,910,235

		TOTAL ASSET-BACKED SECURITIES (Cost — $10,573,639)	10,643,583

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6%
189,965	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.493% due 9/25/35(a)	177,641
188,828	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.743% due 11/25/33(a)	170,431
187,441	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.503% due 6/25/29(a)	55,921
		American Home Mortgage Assets:
1,125,163	CCC	Series 2006-1, Class 2A1, 0.443% due 5/25/46(a)(b)	647,038
388,157	B-	Series 2006-6, Class A1A, 0.443% due 12/25/46(a)	210,147
1,440,617	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.483% due 3/25/47(a)	749,033
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.684% due 5/17/60(a)(d)	880,448
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.603% due 6/25/34(a)(b)	753,661
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.528% due 9/25/34(a)(b)	87,958
1,956,000	AA	Series 2005-HE5, Class M3, 0.733% due 6/25/35(a)	1,430,392
802,144	AAA	Series 2006-HE1, Class A3, 0.453% due 1/25/36(a)	619,779
		Banc of America Commercial Mortgage Inc.:
447,679	Aaa(f)	Series 2001-1, Class A2, 6.503% due 4/15/36	450,545
1,049,549	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	1,089,554
1,040,000	AAA	Series 2007-2, Class A2, 5.634% due 4/10/49(a)	1,075,716
		Banc of America Funding Corp.:
3,295	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	3,458
401,000	B-	Series 2005-B, Class 2A1, 3.033% due 4/20/35(a)	306,667
1,950,456	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,531,457
2,005,003	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,517,220
		Banc of America Mortgage Securities Inc.:
345,473	AAA	Series 2004-F, Class 1A1, 2.766% due 7/25/34(a)(b)	320,741
1,749,014	CCC	Series 2006-B, Class 4A1, 6.169% due 11/20/46(a)	1,552,267
340,394	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.930% due 2/28/44(a)	317,368
		Bear Stearns Adjustable Rate Mortgage Trust:
48,673	AAA	Series 2002-11, Class 1A1, 5.661% due 2/25/33(a)(b)	48,946
575,739	AAA	Series 2005-2, Class A2, 2.934% due 3/25/35(a)(b)	553,472
433,191	BBB-	Series 2005-4, Class 3A1, 5.388% due 8/25/35(a)(b)	390,063
1,102,969	CCC	Series 2007-3, Class 1A1, 5.345% due 5/25/47(a)(b)	846,512
		Bear Stearns ALT-A Trust:
469,562	BB	Series 2005-2, Class 2A4, 2.972% due 4/25/35(a)	379,675
364,480	AAA	Series 2005-4, Class 23A2, 2.880% due 5/25/35(a)(b)	300,115
520,301	CCC	Series 2005-7, Class 22A1, 2.975% due 9/25/35(a)(b)	405,069
750,391	BBB	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 1.253% due 10/25/37(a)(b)	572,792
		Bear Stearns Commercial Mortgage Securities:
1,388,389	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	1,398,307
1,765,000	Aaa(f)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,872,947
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	211,108
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	592,477
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	210,905
480,000	A+	Series 2007-PW17, Class A4, 5.694% due 6/11/50(a)	509,869
312,980	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.473% due 12/25/36(a)(b)(d)	276,661
1,237,929	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.253% due 3/25/37(a)(d)	1,144,607
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6% — (continued)
$1,700,000	A+	Centex Home Equity, Series 2006-A, Class AV4, 0.503% due 6/25/36(a)	$1,129,204
		Chase Funding Mortgage Loan Asset-Backed Certificates:
996	AAA	Series 2002-2, Class 2A1, 0.753% due 5/25/32(a)	940
1,148	AAA	Series 2002-3, Class 2A1, 0.893% due 8/25/32(a)	1,008
1,061,920	A	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.904% due 2/25/37(a)(b)	1,013,306
		Commercial Mortgage Pass Through Certificates:
399,745	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	401,340
395,000	Aaa(f)	Series 2006-C8, Class A4, 5.306% due 12/10/46	408,569
		Countrywide Alternative Loan Trust:
731,467	AA+	Series 2005-24, Class 4A1, 0.483% due 7/20/35(a)	449,100
465,750	CCC	Series 2005-27, Class 2A3, 1.902% due 8/25/35(a)	292,726
850,102	CCC	Series 2005-59, Class 1A1, 0.586% due 11/20/35(a)	491,142
1,236,486	CCC	Series 2006-OA17, Class 1A1A, 0.448% due 12/20/46(a)(b)	628,517
539,990	CCC	Series 2006-OA21, Class A1, 0.443% due 3/20/47(a)	286,112
3,199,802	B-	Series 2006-OA22, Class A1, 0.413% due 2/25/47(a)	2,034,937
1,205,371	CCC	Series 2006-OA9, Class 2A1A, 0.463% due 7/20/46(a)(b)	563,196
		Countrywide Asset-Backed Certificates:
1,812	B-	Series 2001-BC3, Class A, 0.733% due 12/25/31(a)	939
5,025	AAA	Series 2002-3, Class 1A1, 0.993% due 5/25/32(a)	4,598
12,759	AAA	Series 2003-BC2, Class 2A1, 0.853% due 6/25/33(a)	11,775
103,607	AAA	Series 2004-SD4, Class A1, 0.633% due 12/25/34(a)(d)	96,741
90,418	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	90,178
836,604	CCC	Series 2006-13, Class 3AV2, 0.403% due 1/25/37(a)	583,261
735,009	BB	Series 2006-SD3, Class A1, 0.583% due 7/25/36(a)(d)	399,087
761,434	AA+	Series 2007-13, Class 2A2, 1.053% due 10/25/47(a)	553,665
1,725,000	CCC	Series 2007-4, Class A2, 5.530% due 9/25/37	1,533,100
154,000	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.493% due 12/15/35(a)	68,337
		Countrywide Home Loan Mortgage Pass Through Trust:
78,663	A	Series 2004-R2, Class 1AF1, 0.673% due 11/25/34(a)(d)	69,240
339,062	CCC	Series 2005-11, Class 3A3, 3.491% due 4/25/35(a)	174,476
236,682	CCC	Series 2005-11, Class 6A1, 0.553% due 3/25/35(a)	150,301
613,529	AAA	Series 2005-R1, Class 1AF1, 0.613% due 3/25/35(a)(d)	509,622
490,041	CCC	Series 2007-16, Class A1, 6.500% due 10/25/37	463,404
		Credit Suisse First Boston Mortgage Securities Corp.:
1,200,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,307,803
2,800,000	NR	Series 2010-UD1, Class , 5.949% due 12/11/49(b)(d)	3,041,905
		Credit Suisse Mortgage Capital Certificates:
219,572	D	Series 2006-8, Class 3A1, 6.000% due 10/25/21	184,245
115,000	BBB-	Series 2006-C3, Class AM, 6.020% due 6/15/38(a)	116,464
1,584,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,656,178
1,257,676	AA	Series 2007-TFLA, Class A1, 0.323% due 2/15/22(a)(b)(d)	1,177,668
352,763	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	343,172
651,406	CC	CS First Boston Mortgage Securities Corp., Series 2005-10, Class 5A6, 5.500% due 11/25/35	488,184
		Deutsche ALT-A Securities Inc.:
346,467	BB+	Series 2006-OA1, Class A1, 0.453% due 2/25/47(a)	216,765
3,100,085	CCC	Series 2007-OA2, Class A1, 1.112% due 4/25/47(a)	1,807,255
207,202	AA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.653% due 11/19/44(a)	81,199
		EMC Mortgage Loan Trust:
7,658	AAA(g)	Series 2002-B, Class A1, 0.903% due 2/25/41(a)(d)	6,510
40,971	A	Series 2003-A, Class A1, 0.803% due 8/25/40(a)(d)	31,404
		Federal Home Loan Mortgage Corp. (FHLMC):
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6% — (continued)
$8,053	NR	Series 1865, Class DA, 23.872% due 2/15/24(a)	$11,084
954,271	NR	Series T-61, Class 1A1, 1.753% due 7/25/44(a)(b)	952,365
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
276,574	AAA(g)	Series 2808, Class FT, 0.603% due 4/15/33(a)	277,431
1,365,716	NR	Series 3345, Class FP, 0.453% due 11/15/36(a)	1,366,536
1,325,809	NR	Series 3345, Class PF, 0.433% due 5/15/36(a)	1,326,060
		Federal National Mortgage Association (FNMA):
46,263	NR	Series 2000-34, Class F, 0.703% due 10/25/30(a)(b)	46,725
203,711	NR	Series 2000-T6, Class A3, 4.428% due 1/25/28(a)	213,801
125,883	NR	Series 2002-34, Class FE, 0.653% due 5/18/32(a)(b)	126,786
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	986,577
91,037	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	92,036
99,332	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	100,060
80,300	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	81,023
90,811	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	98,398
		Federal National Mortgage Association (FNMA), REMICS:
322,906	NR	Series 2004-38, Class FK, 0.603% due 5/25/34(a)	324,727
5,875,088	NR	Series 2006-27, Class SH, 6.447% due 4/25/36(a)	901,489
5,209,047	NR	Series 2006-51, Class SP, 6.397% due 3/25/36(a)	880,842
4,324,149	NR	Series 2007-68, Class SC, 6.447% due 7/25/37(a)	643,563
443,959	AAA	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663% due 1/12/43	445,081
1,020,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200% due 2/15/17(d)	1,095,033
		GE Capital Commercial Mortgage Corp.:
1,222,164	Aaa(f)	Series 2001-1, Class A2, 6.531% due 5/15/33	1,228,625
500,000	BBB+	Series 2007-C1, Class A4, 5.543% due 12/10/49	515,906
932,985	AAA	GMAC Commercial Mortgage Securities Inc., Series 2001-C1, Class A2, 6.465% due 4/15/34	936,168
1,476,130	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 1.003% due 2/25/31(a)(d)	1,187,285
		Government National Mortgage Association:
174,288	NR	Series 2005-13, Class SD, 6.547% due 2/20/35(a)	27,015
297,468	NR	Series 2005-81, Class SD, 6.047% due 12/20/34(a)	28,318
535,306	NR	Series 2006-47, Class SA, 6.547% due 8/16/36(a)	88,340
426,401	NR	Series 2009-61, Class WQ, 5.997% due 11/16/35(a)	66,038
449,982	NR	Series 2010-14, Class SC, 4.546% due 8/20/35(a)	62,461
556,544	NR	Series 2010-87, Class SK, 6.247% due 7/16/40(a)	93,094
		Government National Mortgage Association (GNMA):
94,701	NR	Series 2000-35, Class F, 0.803% due 12/16/25(a)(b)	95,539
88,152	NR	Series 2002-21, Class FV, 0.653% due 3/16/32(a)(b)	88,785
6,761,896	NR	Series 2008-51, Class GS, 5.977% due 6/16/38(a)	948,810
		Greenwich Capital Commercial Funding Corp.:
1,285,000	AAA	Series 2002-C1, Class A4, 4.948% due 1/11/35	1,348,089
1,350,000	AAA	Series 2004-GG1, Class A7, 5.317% due 6/10/36(a)	1,468,083
2,200,000	A+	Series 2006-GG7, Class A4, 6.080% due 7/10/38(a)	2,414,537
3,750,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	3,928,845
		GS Mortgage Securities Corp. II:
295,143	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/03/18(b)(d)	299,413
1,225,000	AA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,272,174
222,127	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.603% due 9/25/35(a)(d)	186,127
		GSR Mortgage Loan Trust:
2,136,634	A+	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35(a)	2,027,435
352,876	AAA	Series 2005-AR6, Class 2A1, 2.853% due 9/25/35(a)(b)	339,549
348,205	CCC	Series 2006-OA1, Class 2A1, 0.443% due 8/25/46(a)	291,305
		Harborview Mortgage Loan Trust:
54,455	BBB+	Series 2005-8, Class 1A2A, 0.583% due 9/19/35(a)	34,825
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6% — (continued)
$266,980	CCC	Series 2006-2, Class 1A, 3.087% due 2/25/36(a)	$154,724
344,580	B-	Series 2006-9, Class 2A1A, 0.463% due 11/19/36(a)	222,680
		Home Equity Asset Trust:
831,572	AAA	Series 2007-1, Class 2A1, 0.313% due 5/25/37(a)	804,647
166,914	AAA	Series 2007-2, Class 2A1, 0.363% due 7/25/37(a)	163,000
6,244	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.053% due 3/25/33(a)	4,793
307,530	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.944% due 11/25/37(a)	254,966
		Indymac Index Mortgage Loan Trust:
125,906	B-	Series 2004-AR15, Class 1A1, 2.868% due 2/25/35(a)	87,385
176,038	B	Series 2005-AR15, Class A2, 5.056% due 9/25/35(a)	148,660
1,555,707	D	Series 2007-AR5, Class 1A1, 5.129% due 5/25/37(a)	821,757
1,508,671	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.413% due 8/25/36(a)	576,471
		JP Morgan Chase Commercial Mortgage Securities Corp.:
1,440,370	AAA	Series 2001-CIB3, Class A3, 6.465% due 11/15/35	1,483,778
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	671,244
1,345,000	AA-	Series 2006-LDP7, Class A4, 6.062% due 4/15/45(a)	1,483,084
880,000	A+	Series 2007-CB19, Class A4, 5.932% due 2/12/49(a)	932,042
285,000	A-	Series 2007-LD12, Class A4, 5.882% due 2/15/51(a)	301,573
875,000	Aaa(f)	Series 2008-C2, Class ASB, 6.125% due 2/12/51(a)	932,058
		JP Morgan Mortgage Trust:
314,390	AAA	Series 2005-A1, Class 6T1, 5.022% due 2/25/35(a)(b)	320,148
85,665	Caa1(f)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	82,863
86,647	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	81,664
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa(f)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,933,226
359,115	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	375,056
360,000	A	Series 2006-C7, Class AM, 5.378% due 11/15/38	355,329
		Lehman XS Trust:
338,708	B+	Series 2005-5N, Class 1A1, 0.553% due 11/25/35(a)	245,040
273,985	CC	Series 2005-7N, Class 1A1B, 0.553% due 12/25/35(a)	111,175
7,140,000	CCC	Series 2007-12N, Class 1A3A, 0.453% due 7/25/47(a)	2,487,947
3,148,937	B-	Series 2007-16N, Class 2A2, 1.103% due 9/25/47(a)	1,990,305
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 2.899% due 11/21/34(a)	5,259,498
147,280	AAA	Series 2004-4, Class 4A1, 2.861% due 5/25/34(a)(b)	119,396
1,847,090	CCC	Series 2007-3, Class 12A1, 0.453% due 5/25/47(a)	1,038,916
1,265,100	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.933% due 10/25/32(a)	1,215,744
302,942	AAA	Medallion Trust, Series 2003-1G, Class A, 0.482% due 12/21/33(a)	296,407
312,497	AAA	Merrill Lynch Mortgage Investors Inc., Series 2004-A3, Class 4A3, 5.023% due 5/25/34(a)	317,387
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.838% due 5/12/39(a)	727,849
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	AA-	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,780,086
800,000	Aaa(f)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	819,363
572,000	A-	Series 2007-7, Class A4, 5.810% due 6/12/50(a)	589,010
663,952	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	675,710
		MLCC Mortgage Investors Inc.:
91,997	B1(f)	Series 2005-1, Class 2A1, 2.363% due 4/25/35(a)	89,433
282,124	Ba3(f)	Series 2005-1, Class 2A2, 2.363% due 4/25/35(a)	277,928
2,200,000	CCC	Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B, 0.343% due 1/25/37(a)	1,141,666
		Morgan Stanley Capital I:
1,700,000	Aaa(f)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,766,126
495,981	AAA	Series 2004-SD3, Class A, 0.713% due 6/25/34(a)(d)	427,516
200,000	A-	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	210,111
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6% — (continued)
$550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	$576,247
586,269	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.793% due 10/25/34(a)	548,594
2,500,000	AAA	Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4, 0.483% due 3/25/37(a)	1,568,508
		NCUA Guaranteed Notes:
1,380,000	AAA	Series 2010-C1, Class A2, 2.900% due 10/29/20	1,388,401
320,000	AAA	Series 2010-C1, Class APT, 2.650% due 10/29/20	319,098
3,005,720	AAA	Series 2010-R1, Class 1A, 0.704% due 10/07/20(a)	3,006,652
3,050,000	AAA	Series 2010-R2, Class 1A, 0.623% due 11/06/17(a)	3,051,906
1,520,000	AAA	Series 2010-R2, Class 2A, 0.723% due 11/05/20(a)	1,519,050
		Nomura Asset Acceptance Corp.:
139,731	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34(d)	139,886
154,361	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34(a)(d)	157,462
1,225,000	AAA	Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.498% due 3/15/30(a)	1,371,892
1,270,871	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.523% due 7/25/36(a)	594,029
		Option One Mortgage Loan Trust:
3,375	AAA	Series 2002-6, Class A2, 1.053% due 11/25/32(a)	2,781
16,590	AAA	Series 2003-1, Class A2, 1.093% due 2/25/33(a)	13,637
705,000	AAA	Permanent Financing PLC, Series 9A, Class 3A, 0.393% due 6/10/33(a)(d)	703,479
1,412,034	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,411,274
		Prime Mortgage Trust:
651,589	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	635,567
284,362	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	282,614
2,070,175	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,804,818
58,794	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	63,100
		Residential Accredit Loans Inc.:
377,584	CC	Series 2006-QO8, Class 1A1A, 0.343% due 10/25/46(a)	371,574
2,811,130	B-	Series 2007-QO4, Class A1, 0.453% due 5/25/47(a)	1,712,095
1,664,080	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,251,608
		Residential Asset Mortgage Products Inc.:
6,852	B-	Series 2003-RS4, Class AIIB, 0.913% due 5/25/33(a)	3,911
1,271,075	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,296,558
172,214	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	176,434
385,556	D	SACO I Inc., Series 2006-7, Class A1, 0.383% due 7/25/36(a)(h)	100,444
332,431	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	350,816
		Small Business Administration Participation Certificates:
244,201	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13(b)	255,358
117,079	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15(b)	126,748
242,899	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15(b)	255,611
192,847	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16(b)	210,951
818,175	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19(b)	903,463
588,982	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20(b)	660,396
1,048,392	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22(b)	1,133,308
		Structured Adjustable Rate Mortgage Loan Trust:
207,978	BBB+	Series 2004-16, Class 1A2, 2.732% due 11/25/34(a)	168,218
832,939	AAA	Series 2004-6, Class 4A1, 4.834% due 6/25/34(a)	782,935
301,000	CCC	Series 2005-19XS, Class 1A1, 0.573% due 10/25/35(a)	197,539
		Structured Asset Mortgage Investments Inc.:
467,828	AAA	Series 2005-AR5, Class A3, 0.503% due 7/19/35(a)(b)	432,936
2,423,748	CCC	Series 2007-AR6, Class A1, 1.842% due 8/25/47(a)	1,509,286
		Structured Asset Securities Corp.:
6,906	A-	Series 2002-14A, Class 2A1, 2.335% due 7/25/32(a)(b)	5,257
230,578	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	219,771
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6% — (continued)
$333,878	AAA	Series 2005-RF3, Class 1A, 0.603% due 6/25/35(a)(d)	$279,689
50,334	AAA	Series 2006-BC3, Class A2, 0.303% due 10/25/36(a)(b)	50,077
1,434,609	BB	Series 2007-BC4, Class A3, 0.503% due 11/25/37(a)	1,382,265
		WaMu Mortgage Pass Through Certificates:
904,853	AAA	Series 2003-R1, Class A1, 0.793% due 12/25/27(a)(b)	802,262
919,916	NR	Series 2003-R1, Class X, 0.000% due 12/25/27(a)(b)(d)	50,595
53,431	AAA	Series 2004-AR11, Class A, 2.717% due 10/25/34(a)	49,915
192,713	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	157,676
532,902	AAA	Series 2005-AR11, Class A1A, 0.573% due 8/25/45(a)	457,144
1,361,405	AAA	Series 2005-AR13, Class A1A1, 0.543% due 10/25/45(a)(b)	1,160,308
522,800	AAA	Series 2005-AR15, Class A1A2, 0.533% due 11/25/45(a)	395,473
499,912	AAA	Series 2005-AR19, Class A1A2, 0.543% due 12/25/45(a)	381,185
1,000,000	AA-	Series 2005-AR4, Class A5, 2.723% due 4/25/35(a)	857,372
1,380,347	AAA	Series 2006-AR13, Class 2A, 3.213% due 10/25/46(a)(b)	984,216
795,877	CCC	Series 2006-AR14, Class 1A4, 5.493% due 11/25/36(a)(b)	593,640
679,459	CCC	Series 2007-HY4, Class 4A1, 5.361% due 9/25/36(a)	561,790
1,153,322	CCC	Series 2007-OA2, Class 1A, 1.042% due 3/25/47(a)(b)	732,669
1,592,147	CCC	Series 2007-OA2, Class 2A, 1.028% due 1/25/47(a)	706,824
1,368,645	CCC	Series 2007-OA5, Class 1A, 1.092% due 6/25/47(a)	894,269
		Wells Fargo Mortgage Backed Securities Trust:
674,332	A	Series 2006-AR2, Class 2A1, 3.921% due 3/25/36(a)(b)	600,511
400,000	A-	Series 2006-AR4, Class 2A4, 5.656% due 4/25/36(a)	374,710
176,187	Caa2(f)	Series 2006-AR7, Class 2A4, 5.504% due 5/25/36(a)(b)	146,538

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $157,419,913)	153,156,024

CORPORATE BONDS & NOTES — 25.7%
Aerospace & Defense — 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16(b)	354,353

Airlines — 0.5%
414,892	BBB+	Continental Airlines Inc., Pass Thru Certificates, 7.256% due 3/15/20	452,232
286,014	BBB	Delta Air Lines Inc., Pass Thru Certificates, 6.619% due 3/18/11	289,589
912,152	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.661% due 8/15/16(a)	837,626
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB-	6.841% due 4/01/11	1,015,000
363,217	BBB-	7.041% due 4/01/22	387,734
1,227,599	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/01/16	1,424,014

		Total Airlines	4,406,195

Automobiles — 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
300,000	BBB+	5.875% due 3/15/11	304,489
900,000	BBB+	5.750% due 9/08/11(b)	933,770
		Motors Liquidation Co., Senior Unsecured Notes:
1,325,000	C(g)	8.250% due 7/15/23(h)	417,375
20,000	NR	8.375% due 7/15/33(h)(i)	6,400

		Total Automobiles	1,662,034

Beverages — 0.3%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
160,000	BBB+	5.375% due 1/15/20	179,454
480,000	BBB+	5.000% due 4/15/20	525,612
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	580,809
613,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	673,691
470,000	BBB	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 6.820% due 5/01/18	568,307
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Beverages — 0.3% — (continued)
$110,000	A-	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/01/18	$145,733

		Total Beverages	2,673,606

Biotechnology — 0.1%
625,000	BBB	Life Technologies Corp., Senior Notes, 4.400% due 3/01/15	660,754

Building Products — 0.1%
1,400,000	BB-	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)	1,435,000

Capital Markets — 2.2%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	482,580
980,000	A	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	1,002,599
450,000	BBB	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 6/01/43(a)	382,500
		Goldman Sachs Group Inc. (The):
		Senior Notes:
60,000	A	3.625% due 8/01/12	62,235
400,000	A	3.700% due 8/01/15	409,075
325,000	A	6.000% due 6/15/20	349,049
		Senior Unsecured Notes:
40,000	A	6.600% due 1/15/12	42,399
400,000	A	0.466% due 2/06/12(a)	398,742
20,000	A	5.300% due 2/14/12	20,956
80,000	A	5.450% due 11/01/12	86,096
145,000	A	4.750% due 7/15/13	154,860
2,550,000	A	5.250% due 10/15/13	2,764,682
475,000	A	6.000% due 5/01/14	527,788
1,000,000	A	5.750% due 10/01/16(b)	1,100,827
3,400,000	A	6.250% due 9/01/17(b)	3,806,120
600,000	A	6.150% due 4/01/18	658,199
1,995,000	A	7.500% due 2/15/19	2,330,826
710,000	A	5.375% due 3/15/20	729,999
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 5.857% due 11/29/49(h)	1,690
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 0.000% due 8/20/65(h)	598
		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
1,400,000	NR	0.000% due 11/24/08(h)	308,000
640,000	NR	0.000% due 11/07/16(h)	128,800
416,000	NR	8.920% due 2/16/17(h)	83,720
900,000	NR	Subordinated Notes, 6.750% due 12/28/17(h)	1,215
		Merrill Lynch & Co., Inc.:
2,600,000	A	Notes, 6.875% due 4/25/18(b)	2,860,783
		Senior Unsecured Notes:
850,000	AA-	8.950% due 5/18/17(a)	950,937
1,584,000	AA-	9.570% due 6/06/17(a)(e)	1,774,080

		Total Capital Markets	21,419,355

Chemicals — 0.1%
650,000	BBB-	Dow Chemical Co., Senior Unsecured Notes, 4.250% due 11/15/20	636,548
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	64,146
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	225,860
19,000	BBB-	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	19,712

		Total Chemicals	946,266

Commercial Banks — 5.8%
2,025,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/03/14(d)	2,137,398
		Ally Financial Inc., Company Guaranteed Notes:
449,000	B	6.625% due 5/15/12	464,715
200,000	B	8.000% due 3/15/20(b)(d)	206,500
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 5.8% — (continued)
$1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(d)	$1,108,923
1,100,000	BB	BAC Capital Trust XV, Bank Guaranteed Notes, 1.096% due 6/01/56(a)	689,638
		Bank of America Corp.:
		Senior Unsecured Notes:
2,700,000	A	4.500% due 4/01/15(b)	2,771,188
6,200,000	A	5.650% due 5/01/18(b)	6,368,150
60,000	A	7.625% due 6/01/19	68,319
825,000	A	5.625% due 7/01/20	830,913
170,000	A-	Subordinated Notes, 5.420% due 3/15/17	168,746
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	893,631
460,000	BB	BankAmerica Capital III, Bank Guaranteed Notes, 0.859% due 1/15/27(a)	327,671
		Barclays Bank PLC:
1,200,000	AA-	Senior Notes, 5.200% due 7/10/14	1,313,087
4,205,000	A	Senior Subordinated Notes, 6.050% due 12/04/17(b)(d)	4,422,175
480,000	AA-	Senior Unsecured Notes, 5.125% due 1/08/20	493,853
210,000	AA	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.000% due 10/15/19(d)	226,024
660,000	A-	Credit Agricole SA, Subordinated Notes, 9.750% due 6/29/49	688,050
525,000	A	Credit Suisse AG, Subordinated Notes, 5.400% due 1/14/20	545,505
600,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	647,388
2,000,000	AA+	Dexia Credit Local, Government Liquid Guaranteed Notes, 2.750% due 4/29/14(d)	2,046,600
525,000	AA+	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 2.750% due 1/10/14(d)	538,041
1,080,000	AA	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	1,256,881
500,000	AAA	Fortis Bank Nederland Holding NV, Government Liquid Guaranteed Notes, 1.249% due 6/10/11(a)	651,599
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(d)(h)(j)	83,025
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(d)(e)(h)(j)	5
1,300,000	BBB-	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(d)	1,247,116
525,000	AA	HSBC Bank PLC, Senior Notes, 3.500% due 6/28/15(d)	543,850
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	AA-	6.000% due 8/09/17(b)	1,749,256
4,100,000	AA-	4.875% due 8/24/20(b)	4,164,280
100,000	BB	ICICI Bank Ltd., Unsecured Notes, 6.375% due 4/30/22(a)(d)	100,201
150,000	BB	ICICI Bank Ltd. (Restricted Shares), Unsecured Notes, 6.375% due 4/30/22(a)	150,106
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	217,452
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/11(d)(h)(j)	82,800
		Lloyds TSB Bank PLC:
100,000	A+	Bank Guaranteed Notes, 5.800% due 1/13/20(d)	98,811
400,000	BBB	Company Guaranteed Notes, 6.500% due 9/14/20(d)	369,440
400,000	AAA	Government Liquid Guaranteed Notes, 1.031% due 6/09/11(a)	521,924
2,800,000	BB	Subordinated Notes, 12.000% due 12/29/49(a)(b)(d)	3,205,953
1,000,000	AA	National Australia Bank Ltd., Senior Notes, 5.350% due 6/12/13(d)	1,091,185
1,500,000	A	National City Bank, Subordinated Notes, 0.663% due 6/07/17(a)	1,352,520
750,000	BB	Nationsbank Cap Trust III, Bank Guaranteed Notes, 0.839% due 1/15/27(a)	523,056
815,000	AAA	NIBC Bank NV, Government Liquid Guaranteed Notes, 2.800% due 12/02/14(d)	854,176
150,000	AA-	Nordea Bank AB, Senior Notes, 4.875% due 1/27/20(d)	159,258
		Royal Bank of Scotland Group PLC:
1,000,000	BB-	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	882,500
750,000	A	Senior Unsecured Notes, 6.400% due 10/21/19	756,495
		Royal Bank of Scotland PLC (The), Bank Guaranteed Notes:
160,000	A+	4.875% due 3/16/15	165,531
1,730,000	A+	3.950% due 9/21/15	1,742,119
390,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	382,594
200,000	AA	Santander US Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(d)	192,828
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 5.8% — (continued)
$400,000	B-	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 1/29/49(a)(d)	$336,368
10,000	A	Sumitomo Mitsui Banking Corp., Senior Subordinated Notes, 8.000% due 6/15/12	10,978
190,000	BB	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36(a)	173,912
		UBS AG/Stamford CT, Senior Unsecured Notes:
1,600,000	A+	1.384% due 2/23/12(a)(b)	1,613,779
710,000	A+	3.875% due 1/15/15	746,067
2,600,000	A+	5.750% due 4/25/18(b)	2,883,158
375,000	A+	4.875% due 8/04/20	389,740
200,000	A-	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49(a)	170,000
		Wachovia Corp.:
430,000	AA-	Senior Unsecured Notes, 5.750% due 2/01/18	482,940
280,000	A+	Subordinated Notes, 5.250% due 8/01/14	301,571
10,000	A+	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	10,868
480,000	AA	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	515,101

		Total Commercial Banks	57,135,958

Commercial Services & Supplies — 0.0%
185,000	BBB	Waste Management Inc., Company Guaranteed Notes, 6.375% due 11/15/12	202,954

Communications Equipment — 0.1%
800,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17(b)	879,929

Construction & Engineering — 0.0%
400,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 5.625% due 2/01/20	404,532

Consumer Finance — 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	B+	7.375% due 2/01/11	100,873
674,000	B+	5.542% due 6/15/11(a)	690,008
85,000	B+	7.250% due 10/25/11	87,746
1,400,000	B+	7.000% due 10/01/13(b)	1,475,552
1,300,000	B+	5.625% due 9/15/15(b)	1,318,476
2,400,000	BBB	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/01/14(b)(d)	2,598,734
		SLM Corp., Senior Unsecured Notes:
385,000	BBB-	0.588% due 1/27/14(a)	342,665
625,000	BBB-	5.375% due 5/15/14	621,240
70,000	BBB-	5.050% due 11/14/14	67,958

		Total Consumer Finance	7,303,252

Containers & Packaging — 0.1%
510,000	BB+	Ball Corp., Senior Notes, 5.750% due 5/15/21	501,075

Diversified Consumer Services — 0.0%
95,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/01/27	92,387

Diversified Financial Services — 5.1%
		American Express Co.:
		Senior Unsecured Notes:
1,570,000	BBB+	6.150% due 8/28/17	1,782,711
1,200,000	BBB+	7.000% due 3/19/18(b)	1,424,255
560,000	BBB+	8.125% due 5/20/19	708,865
260,000	BB	Subordinated Notes, 6.800% due 9/01/66(a)	259,025
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.413% due 6/16/11(a)(b)	999,058
210,000	BBB-	AngloGold Ashanti Holdings PLC, Senior Notes, 5.375% due 4/15/20	220,953
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	52,375
1,500,000	BB(g)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(d)	1,503,750
750,000	Baa3(f)	BankBoston Capital Trust III, Limited Guaranteed Notes, 1.042% due 6/15/27(a)	529,658
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	22,934
2,935,000	A+	7.250% due 2/01/18	3,511,140
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Financial Services — 5.1% — (continued)
$700,000	BBB	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	$808,702
3,220,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 3.000% due 11/25/14(d)	3,339,021
681,965	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13(d)	731,669
300,000	A	Countrywide Financial Corp., Company Guaranteed Notes, 5.800% due 6/07/12	315,424
1,000,000	BBB+	Credit Suisse Guernsey, Junior Subordinated Notes, 0.976% due 5/29/49(a)	746,250
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,044,048
1,342,000	A	Subordinated Notes, 6.000% due 2/15/18	1,465,955
3,000,000	AAA	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 0.989% due 7/16/13(a)(b)(d)	2,999,241
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(d)	701,921
		Farmers Exchange Capital, Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28(d)	1,481,900
600,000	BBB+	7.200% due 7/15/48(d)	561,785
		General Electric Capital Corp.:
1,300,000	AAA	FDIC Guranteed Notes, 2.625% due 12/28/12	1,354,760
800,000	AA+	Notes, 4.375% due 9/16/20	783,622
		Senior Unsecured Notes:
145,000	AA+	5.875% due 2/15/12	153,107
605,000	AA+	0.409% due 4/10/12(a)	602,935
20,000	AA+	5.450% due 1/15/13	21,623
100,000	NR	0.591% due 3/20/13	97,830
700,000	AA+	0.414% due 3/20/14(a)	666,133
575,000	AA+	5.900% due 5/13/14	642,356
500,000	AA+	0.591% due 6/20/14(a)	477,031
470,000	AA+	0.552% due 9/15/14(a)	455,900
750,000	AA+	0.486% due 5/11/16(a)	702,812
910,000	AA+	5.625% due 5/01/18	993,727
610,000	AA+	5.500% due 1/08/20	654,193
775,000	AA+	0.666% due 5/05/26(a)	630,064
500,000	AA+	5.875% due 1/14/38(b)	491,314
		Subordinated Notes:
400,000	A+	6.500% due 9/15/67(a)(d)	576,386
1,050,000	A+	6.375% due 11/15/67(a)	1,043,437
270,000	BB	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(d)	212,287
1,450,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.239% due 9/30/34(a)	1,095,304
400,000	BBB+	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.286% due 5/15/47(a)	291,147
		JPMorgan Chase & Co.:
1,620,000	A	Senior Subordinated Notes, 6.750% due 2/01/11	1,636,226
		Senior Unsecured Notes:
1,000,000	A+	6.300% due 4/23/19	1,146,755
90,000	A+	4.400% due 7/22/20	89,011
1,685,000	A+	4.250% due 10/15/20(b)	1,649,868
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	318,709
330,000	A	5.150% due 10/01/15	357,126
630,000	A	6.125% due 6/27/17	703,750
225,000	A+	JPMorgan Chase Bank NA, Subordinated Notes, 0.623% due 6/13/16(a)	212,150
100,000	NR	Kaupthing Bank, Senior Notes, 5.750% due 10/04/11(d)(h)(j)	27,250
700,000	B+	LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.000% due 12/29/49(a)	644,000
1,710,000	AAA	LeasePlan Corp. NV, Government Liquid Guaranteed Notes, 3.000% due 5/07/12(d)	1,762,899
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	190,246
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	1,742,731
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	428,448
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Financial Services — 5.1% — (continued)
$70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	$69,492
80,000	BBB-	SLM Corp., Senior Unsecured Notes, 5.625% due 8/01/33	62,048
385,000	Baa2(f)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(d)	390,267
110,000	BBB-	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	122,375
150,000	A-	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	147,184
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/09/32(a)(d)	912,079

		Total Diversified Financial Services	49,769,222

Diversified Telecommunication Services — 0.9%
		AT&T Inc., Senior Unsecured Notes:
170,000	A	5.100% due 9/15/14	188,529
655,000	A	6.300% due 1/15/38	700,462
520,000	A	6.550% due 2/15/39	575,402
235,000	BBB-	British Telecommunications PLC, Senior Unsecured Notes, 9.375% due 12/15/10	270,883
225,000	BBB-	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/01/39(d)	295,560
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	253,092
3,000,000	BBB-	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/01/16(b)	3,386,115
55,000	A	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	60,488
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	314,647
160,000	BBB	Telecom Italia Capital SA, Company Guaranteed Notes, 4.950% due 9/30/14	167,425
680,000	A-	Telefonica Emisiones SAU, Company Guaranteed Notes, 6.221% due 7/03/17	755,412
		Verizon Communications Inc., Senior Unsecured Notes:
340,000	A	6.875% due 4/01/12	364,461
150,000	A	6.100% due 4/15/18	176,189
165,000	A	5.125% due 6/15/33	148,619
280,000	A	6.900% due 4/15/38	331,566
165,000	A	Verizon Global Funding Corp., Senior Unsecured Notes, 7.375% due 9/01/12	183,490
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	913,020
165,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	172,013

		Total Diversified Telecommunication Services	9,257,373

Electric Utilities — 1.5%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	310,503
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/01/18(b)	1,938,444
255,000	BBB-	Constellation Energy Group Inc., Senior Unsecured Notes, 7.600% due 4/01/32	302,695
		Dominion Resources Inc., Senior Unsecured Notes:
70,000	A-	4.750% due 12/15/10	70,000
330,000	A-	5.700% due 9/17/12	357,204
105,000	A-	7.195% due 9/15/14	124,827
390,000	A-	5.200% due 8/15/19	438,714
200,000	A-	5.950% due 6/15/35	219,799
180,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	198,213
		Energy Future Holdings Corp.:
22,462	CCC+	Company Guaranteed Notes, 11.250% due 11/01/17(k)	14,039
160,000	CCC	Senior Unsecured Notes, 6.500% due 11/15/24	61,038
50,000	B+	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/01/20	51,533
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/01/19	1,109,893
115,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	111,518
540,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	575,700
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	54,392
		Florida Power Corp., 1st Mortgage Notes:
195,000	A-	5.900% due 3/01/33	210,722
96,000	A-	6.400% due 6/15/38	113,251
640,000	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	706,014
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Electric Utilities — 1.5% — (continued)
$750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	$867,508
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	271,876
225,000	BBB+	6.500% due 9/15/37	262,330
1,350,000	BBB-	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/01/22	1,514,539
600,000	A-	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/01/13	671,027
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	403,031
210,000	BBB+	6.050% due 3/01/34	232,416
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	820,648
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	891,564
95,000	A-	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	97,939
900,000	BBB-	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/01/19(d)	1,171,572
225,000	BBB	Toledo Edison Co., Senior Secured Notes, 6.150% due 5/15/37	236,235
		TXU Corp., Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	74,400
555,000	CCC	6.550% due 11/15/34	208,125

		Total Electric Utilities	14,691,709

Energy Equipment & Services — 0.0%
110,000	BB-	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	116,050

Food & Staples Retailing — 0.1%
700,000	BBB+	CVS Caremark Corp., Notes, 6.600% due 3/15/19	846,699
		CVS Pass-Through Trust, Pass Thru Certificates:
80,000	B+	9.350% due 1/10/23(d)	80,650
361,272	BBB+	6.036% due 12/10/28	381,320

		Total Food & Staples Retailing	1,308,669

Food Products — 0.3%
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB-	6.500% due 8/11/17	1,303,335
690,000	BBB-	5.375% due 2/10/20	769,881
315,000	BBB-	6.500% due 11/01/31	359,595

		Total Food Products	2,432,811

Gas Utilities — 0.2%
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
650,000	BBB	7.875% due 4/01/13	741,556
200,000	BBB	6.150% due 5/01/16	228,689
460,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	580,362
500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	554,961

		Total Gas Utilities	2,105,568

Health Care Equipment & Supplies — 0.0%
150,000	AA-	Medtronic Inc., Senior Unsecured Notes, 4.450% due 3/15/20	162,628

Health Care Providers & Services — 0.6%
		HCA Inc.:
1,260,000	BB-	Secured Notes, 9.250% due 11/15/16(b)	1,351,350
		Senior Secured Notes:
66,268	BB-	9.625% due 11/15/16(k)	70,990
1,345,000	BB	8.500% due 4/15/19	1,472,775
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/01/11	30,188
200,000	B-	6.250% due 2/15/13	204,000
120,000	B-	7.190% due 11/15/15	117,300
29,000	B-	6.500% due 2/15/16	28,637
420,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/01/19(d)	502,418
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Health Care Providers & Services — 0.6% — (continued)
		Tenet Healthcare Corp., Senior Secured Notes:
$38,000	BB-	9.000% due 5/01/15	$40,945
38,000	BB-	10.000% due 5/01/18	42,655
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	779,627
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	739,908
30,000	A-	5.875% due 6/15/17	34,194

		Total Health Care Providers & Services	5,414,987

Hotels, Restaurants & Leisure — 0.0%
80,000	CCC+	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/01/16(i)	66,900
30,000	NR	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10(e)(h)(j)	12,375
		MGM Mirage, Company Guaranteed Notes:
20,000	CCC+	6.625% due 7/15/15	17,400
100,000	CCC+	7.625% due 1/15/17	88,625
10,000	CC	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/01/12(i)	8,850
		Station Casinos Inc.:
5,000	NR	Senior Subordinated Notes, 6.875% due 3/01/16(h)(j)	2
		Senior Unsecured Notes:
28,000	NR	6.000% due 4/01/12(h)(j)	3
95,000	NR	7.750% due 8/15/16(h)(j)	19

		Total Hotels, Restaurants & Leisure	194,174

Independent Power Producers & Energy Traders — 0.0%
130,000	BB-	AES Corp., Senior Unsecured Notes, 7.750% due 10/15/15	138,450
		NRG Energy Inc., Company Guaranteed Notes:
40,000	BB-	7.375% due 2/01/16	40,300
15,000	BB-	7.375% due 1/15/17	15,187

		Total Independent Power Producers & Energy Traders	193,937

Industrial Conglomerates — 0.1%
420,000	A-	Tyco International Group SA, Company Guaranteed Notes, 6.000% due 11/15/13	472,158

Insurance — 1.4%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	1.168% due 7/19/13(a)	730,966
2,100,000	A-	5.850% due 1/16/18(b)	2,121,000
2,300,000	A-	8.250% due 8/15/18(b)	2,622,000
1,400,000	AA-	Guardian Life Insurance Co. of America, Subordinated Notes, 7.375% due 9/30/39(d)	1,624,057
175,000	A-	Lincoln National Corp., Senior Unsecured Notes, 7.000% due 6/15/40	188,236
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/08/38(d)	712,500
1,540,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	1,470,700
		Metropolitan Life Global Funding I, Senior Secured Notes:
1,300,000	AA-	5.125% due 4/10/13(d)	1,408,597
375,000	AA-	5.125% due 6/10/14(d)	415,984
1,150,000	AA-	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(d)	1,281,331
		Prudential Financial Inc., Senior Unsecured Notes:
375,000	A	7.375% due 6/15/19	450,632
450,000	A	5.375% due 6/21/20	479,618
290,000	AA	Teachers Insurance & Annuity Association of America, Notes, 6.850% due 12/16/39(d)	338,210

		Total Insurance	13,843,831

Media — 0.9%
		Comcast Cable Communications Holdings Inc., Company Guaranteed Notes:
30,000	BBB+	8.375% due 3/15/13	34,510
175,000	BBB+	9.455% due 11/15/22	247,828
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,312,479
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Media — 0.9% — (continued)
$170,000	BBB+	8.875% due 5/01/17	$215,787
280,000	BBB+	Comcast Cable Holdings LLC, Senior Unsecured Notes, 9.800% due 2/01/12	306,615
		Comcast Corp., Company Guaranteed Notes:
595,000	BBB+	5.300% due 1/15/14	656,915
280,000	BBB+	6.500% due 1/15/15	324,878
30,000	BBB+	5.875% due 2/15/18	34,191
240,000	BBB+	5.700% due 5/15/18	270,834
300,000	BBB+	5.150% due 3/01/20	323,537
70,000	BBB+	5.650% due 6/15/35	68,732
250,000	BBB+	6.450% due 3/15/37	270,015
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/01/13	21,400
50,000	BB-	6.625% due 10/01/14	51,938
25,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/01/16	25,813
400,000	BBB+	NBC Universal Inc., Senior Unsecured Notes, 4.375% due 4/01/21(d)	402,296
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	154,052
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	374,549
35,000	BBB+	6.200% due 12/15/34	37,061
365,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	476,116
70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	82,484
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	5,031
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/02/12	788,436
450,000	BBB	5.850% due 5/01/17	514,686
10,000	BBB	8.750% due 2/14/19	13,030
240,000	BBB	8.250% due 4/01/19	305,942
70,000	BBB	4.125% due 2/15/21	68,315
350,000	BBB	7.300% due 7/01/38	412,607
		Time Warner Entertainment Co. LP:
125,000	BBB	Company Guaranteed Notes, 8.375% due 3/15/23	163,088
50,000	BBB	Senior Unsecured Notes, 8.375% due 7/15/33	63,494
		Time Warner Inc., Company Guaranteed Notes:
175,000	BBB	6.875% due 5/01/12	189,275
310,000	BBB	4.700% due 1/15/21	326,314
125,000	BBB	7.570% due 2/01/24	155,144
95,000	BBB	7.700% due 5/01/32	116,441
280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	324,638

		Total Media	9,138,471

Metals & Mining — 0.3%
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14(d)	107,999
295,000	A	3.750% due 11/04/20(d)	289,358
190,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	212,494
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
460,000	BBB+	6.500% due 7/15/18	548,493
520,000	BBB+	9.000% due 5/01/19	713,539
340,000	BBB+	3.500% due 11/02/20	330,809
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/01/12	5,350
90,000	BB+	6.750% due 4/01/15	91,350
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	289,139

		Total Metals & Mining	2,588,531

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.3%
$2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	$2,497,000
40,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	43,039
		Anadarko Petroleum Corp., Senior Unsecured Notes:
215,000	BBB-	6.375% due 9/15/17	232,585
320,000	BBB-	6.450% due 9/15/36	311,157
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	624,137
755,000	A	Atlantic Richfield Co., Senior Unsecured Notes, 9.125% due 3/01/11	771,311
350,000	A	BP Capital Markets PLC, Company Guaranteed Notes, 5.250% due 11/07/13	380,764
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	231,909
325,000	BBB+	Cenovus Energy Inc., Senior Unsecured Notes, 6.750% due 11/15/39	377,770
65,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 7.250% due 12/15/18	68,575
35,000	BB-	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	36,050
120,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	123,600
520,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	629,513
185,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	234,359
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	797,850
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/01/31	237,537
325,000	BB-	7.750% due 1/15/32	340,277
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	723,320
		Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	BBB-	6.300% due 9/15/17	572,541
175,000	BBB-	6.500% due 1/31/19	203,270
400,000	BBB-	5.250% due 1/31/20	426,776
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/07/22(d)	101,250
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/01/29	63,365
460,000	BBB	7.300% due 8/15/31	555,392
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	765,790
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	193,097
50,000	BBB	5.850% due 9/15/12	53,855
30,000	BBB	6.000% due 2/01/17	33,629
300,000	BBB	6.950% due 1/15/38	324,960
250,000	BBB-	Nexen Inc., Senior Unsecured Notes, 6.200% due 7/30/19	289,503
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/01/19	1,197,275
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	30,447
300,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(d)	328,767
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,407,712
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/01/12	86,233
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	390,492
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17(d)	43,722
58,000	BB	8.000% due 3/01/32	65,310
220,000	BBB-	Southwestern Energy Co., Senior Notes, 7.500% due 2/01/18	249,150
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39(b)	1,521,932
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	121,527
370,000	BBB-(g)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/01/13	400,589
50,000	AA	Total Capital SA, Company Guaranteed Notes, 4.450% due 6/24/20	53,620
		Valero Energy Corp.:
200,000	BBB	Company Guaranteed Notes, 6.625% due 6/15/37	199,250
1,250,000	BBB	Senior Unsecured Notes, 9.375% due 3/15/19	1,583,694
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.3% — (continued)
		Williams Cos., Inc., Senior Unsecured Notes:
$551,000	BB+	7.875% due 9/01/21	$667,545
328,000	BB+	7.500% due 1/15/31	367,307
178,000	BB+	7.750% due 6/15/31	200,205
262,000	BB+	8.750% due 3/15/32	319,696
		XTO Energy Inc., Senior Unsecured Notes:
430,000	AAA	7.500% due 4/15/12	468,870
30,000	AAA	6.250% due 4/15/13	33,727
235,000	AAA	5.750% due 12/15/13	269,009
40,000	AAA	5.650% due 4/01/16	47,160

		Total Oil, Gas & Consumable Fuels	22,297,420

Paper & Forest Products — 0.1%
1,000	BBB-	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	1,030
175,000	BBB	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(d)	194,250
250,000	BBB	International Paper Co., Senior Unsecured Notes, 8.700% due 6/15/38	312,644

		Total Paper & Forest Products	507,924

Pharmaceuticals — 0.4%
650,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	760,099
300,000	BBB-	CareFusion Corp., Senior Unsecured Notes, 6.375% due 8/01/19	351,344
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	714,994
600,000	BB	Fresenius Medical Care Capital Trust IV, Company Guaranteed Notes, 7.875% due 6/15/11(b)	615,000
290,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	386,272
175,000	AA	Schering-Plough Corp., Senior Unsecured Notes, 6.550% due 9/15/37	219,667
445,000	BBB	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	484,174
350,000	AA	Wyeth, Senior Unsecured Notes, 5.950% due 4/01/37	398,631

		Total Pharmaceuticals	3,930,181

Professional Services — 0.0%
65,000	NR	Selectica Inc., 8.750% due 11/15/15(d)(e)(j)	325

Real Estate Investment Trusts (REITs) — 0.9%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	766,266
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(b)(d)	2,869,434
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	849,572
700,000	BBB	6.450% due 6/25/12	741,444
300,000	BBB	6.700% due 1/30/18	331,537
1,200,000	BBB-	Health Care REIT Inc., Senior Unsecured Notes, 4.950% due 1/15/21	1,178,731
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	654,484
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	825,098
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A-	7.500% due 6/02/14(d)	537,361
440,000	A-	6.750% due 9/02/19(d)	508,485

		Total Real Estate Investment Trusts (REITs)	9,262,412

Road & Rail — 0.0%
155,000	BBB+	Burlington Northern Santa Fe LLC, Debentures Notes, 5.750% due 5/01/40	163,533
20,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 6.750% due 2/15/11	20,222
140,000	BBB+	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	156,658

		Total Road & Rail	340,413

Software — 0.0%
233,000	A	Oracle Corp., Senior Notes, 5.375% due 7/15/40(d)	242,176

Specialty Retail — 0.0%
90,000	BB+	Sears Holdings Corp., Senior Secured Notes, 6.625% due 10/15/18(d)	84,375

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Tobacco — 0.1%
		Altria Group Inc., Company Guaranteed Notes:
$200,000	BBB	8.500% due 11/10/13	$238,560
400,000	BBB	9.700% due 11/10/18(b)	538,694
260,000	BBB	9.250% due 8/06/19	347,531
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	91,452

		Total Tobacco	1,216,237

Wireless Telecommunication Services — 0.3%
230,000	A-	America Movil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	246,219
841,000	A	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	1,139,670
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	56,601
530,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.875% due 9/01/11	556,500
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	11,368
1,300,000	BB-	Sprint Capital Corp., Company Guaranteed Notes, 7.625% due 1/30/11(b)	1,309,750

		Total Wireless Telecommunication Services	3,320,108

		TOTAL CORPORATE BONDS & NOTES (Cost — $240,107,287)	252,969,340

MUNICIPAL BONDS — 2.0%
California — 0.4%
220,000	AA-	Los Angeles Department of Airports, Build America Bonds, 6.582% due 5/15/39	214,672
		Los Angeles, CA, Unified School District:
255,000	AA-	5.750%, due 7/1/34	242773
195,000	AA-	6.758%, due 7/1/34	203566
155,000	AA-	Napa Valley Unified School District, Build America Bonds, Series B, 6.507% due 8/1/43	156,359
25,000	A+	Sacramento Municipal Utility District, Build America Bonds, 6.156% due 5/15/36	24,536
		State of California, GO:
400,000	A-	5.000% due 06/01/2037(b)	380,292
900,000	A-	5.000% due 11/01/2037(b)	855,297
100,000	A-	5.000% due 12/01/2037(b)	95,031
		State of California, GO, Build America Bonds:
1,330,000	A-	7.550%, due 4/1/39	1370991
175,000	A-	7.625%, due 3/1/40	181482
110,000	AA-	University of California Regents Medical Center, Build America Bonds, Series F, 6.583% due 5/15/49	110,747

		Total California	3,835,746

Colorado — 0.1%
435,000	AA-	State of Colorado, Certificate of Participation, Series B, 6.250% due 9/15/29	462,614

Delaware — 0.0%
400,000	AAA	Northstar Education Finance Inc., Series 2007-1, GTDSTD-Insured, 1.753% due 1/29/46(a)(e)	336,192

Florida — 0.0%
300,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.753% due 12/1/36(a)(e)(l)	228,078

Georgia — 0.1%
		Municipal Electric Authority of Georgia:
290,000	A+	Build America Bonds, 6.637% due 4/1/57	288,689
70,000	A+	Build America Bonds Project, 6.655% due 4/1/57	68,483

		Total Georgia	357,172

Illinois — 1.1%
		Chicago Transit Authority:
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Illinois — 1.1% — (continued)
$3,500,000		AA	Series A, 6.899% due 12/1/40(b)	$3,483,445
2,400,000		AA	Series B, 6.899% due 12/1/40(b)	2,388,648
			Chicago, IL, GO, Series A, FSA-Insured, :
510,000		AA+	4.750% due 1/01/36(b)	473,867
			Chicago, IL:
200,000		AA-	Build America Bonds, 6.742% due 11/1/40	200,806
220,000		A-	O’Hare International Airport, Series B, 6.395% due 1/1/40	213,693
4,200,000		A+	State of Illinois, GO, 2.766% due 1/1/12(b)	4,226,040

			Total Illinois	10,986,498

Indiana — 0.0%
165,000		AA+	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116% due 1/15/40	169,217

Maryland — 0.0%
75,000		AA-	Maryland State Transportation Authority, Build America Bonds, 5.754% due 7/1/41	77,574

Massachusetts — 0.0%
200,000		Aa2(f)	University of Massachusetts Building Authority, Build America Bonds, 5.450% due 11/1/40	188,406

New York — 0.1%
200,000		AA	Metropolitan Transportation Authority, Build America Bonds, 6.089% due 11/15/40	197,906
			New York City Municipal Water Finance Authority:
245,000		AA+	Water & Sewer System Revenue, 5.724% due 6/15/42	239,539
190,000		AAA	Water & Sewer System Revenue, Series 1289, 8.810% due 12/15/13(a)(b)(d)	190,547
205,000		AA+	Water & Sewer System Revenue, Series EE, 6.011% due 6/15/42	211,488
250,000		AA-	Port Authority of New York & New Jersey, Consolidated Bonds, 6.040% due 12/1/29	257,435

			Total New York	1,096,915

Ohio — 0.1%
1,000,000		BB-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	722,230

Texas — 0.0%
140,000		AA+	Dallas, TX Area Rapid Transit Revenue Bond, Build America Bonds, 5.999% due 12/1/44	149,312

Virginia — 0.1%
896,616		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	903,170

			TOTAL MUNICIPAL BONDS (Cost — $19,769,251)	19,513,124

SOVEREIGN BONDS — 2.0%
Australia — 0.7%
			Australian Government Bond, Senior Unsecured Notes
5,700,000	AUD	Aaa	4.750% due 6/15/16	5,351,560
1,700,000	AUD	Aaa	6.000% due 2/15/17	1,694,430

			Total Australia	7,045,990

Brazil — 0.2%
2,500,000	BRL	BBB-	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,727,405

Canada — 0.7%
7,000,000	CAD	AAA	Canadian Government Bond, Notes, 1.500% due 3/01/12(b)	6,825,222

Hong Kong — 0.1%
1,000,000		AA+	Hong Kong Government Bond, Notes, 5.125% due 8/01/14(b)(d)	1,106,295

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Japan — 0.1%
$800,000	AA	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/02/15	$836,472

Mexico — 0.1%
		Mexico Government International Bond:
		Senior Unsecured Notes:
70,000	BBB	5.625% due 1/15/17	79,100
45,000	BBB	7.500% due 4/08/33	56,700
418,000	BBB	6.750% due 9/27/34	489,060
275,000	BBB	Unsubordinated Notes, 6.375% due 1/16/13	302,500
78,000	BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	83,265

		Total Mexico	1,010,625

Russia — 0.1%
		Russian Federation (Restricted Shares), step bond to yield, Senior Unsecured Notes, 7.500% due
903,950	BBB	3/31/30	1,042,978

		TOTAL SOVEREIGN BONDS (Cost — $18,594,927)	19,594,987

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.2%
U.S. GOVERNMENT OBLIGATIONS — 18.8%
		U.S. Treasury Bonds:
3,600,000		8.125% due 5/15/21(b)(m)	5,326,877
5,400,000		8.125% due 8/15/21(b)	8,016,467
2,680,000		8.000% due 11/15/21(b)(m)	3,951,743
1,600,000		7.250% due 8/15/22(b)	2,258,750
1,900,000		7.625% due 11/15/22(b)	2,760,938
200,000		7.125% due 2/15/23(b)	280,531
2,000,000		7.500% due 11/15/24(b)	2,928,750
1,430,000		6.500% due 11/15/26	1,943,906
800,000		5.500% due 8/15/28(b)	987,125
340,000		4.500% due 2/15/36	367,413
390,000		4.250% due 5/15/39	400,481
2,080,000		4.375% due 11/15/39(b)(m)	2,179,451
100,000		4.625% due 2/15/40(b)(m)	109,234
10,987,000		4.375% due 5/15/40(b)(m)	11,510,597
6,930,000		3.875% due 8/15/40(b)	6,659,300
5,895,000		4.250% due 11/15/40	6,045,140
		U.S. Treasury Notes:
630,000		0.625% due 6/30/12(b)(m)	632,291
2,125,000		0.750% due 9/15/13	2,131,143
5,795,000		0.500% due 11/15/13	5,761,499
2,124,700		1.250% due 10/31/15	2,106,440
9,980,000		1.375% due 11/30/15	9,939,461
345,000		3.000% due 9/30/16	368,881
920,000		3.250% due 12/31/16	994,391
1,065,000		3.125% due 1/31/17	1,142,379
11,195,000		3.125% due 4/30/17	11,981,281
15,320,000		2.750% due 5/31/17(b)(m)	16,030,940
1,598,500		2.500% due 6/30/17	1,645,705
1,070,000		2.375% due 7/31/17	1,092,236
3,840,000		1.875% due 8/31/17	3,791,401
5,515,000		1.875% due 9/30/17	5,434,431
7,220,000		2.250% due 11/30/17	7,267,948
2,160,000		3.625% due 8/15/19(b)(m)	2,344,445
3,355,000		3.375% due 11/15/19(b)(m)	3,564,164
4,095,000		3.625% due 2/15/20	4,425,479
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.2% — (continued)
U.S. GOVERNMENT OBLIGATIONS — 18.8%(continued)
$7,170,000	3.500% due 5/15/20(b)(m)	$7,655,093
9,163,000	2.625% due 8/15/20	9,061,346
2,010,000	2.625% due 11/15/20	1,980,793
	U.S. Treasury Bonds, Inflation Indexed:
8,865,203	2.375% due 1/15/25	10,221,995
66,034	2.000% due 1/15/26	72,885
146,229	2.375% due 1/15/27	169,260
31,281	1.750% due 1/15/28	33,280
101,742	2.500% due 1/15/29	120,477
	U.S. Treasury Notes, Inflation Indexed:
4,107,478	0.500% due 4/15/15	4,233,910
2,481,785	2.000% due 1/15/16	2,743,343
12,019,440	1.250% due 7/15/20(b)	12,659,848

	TOTAL U.S. GOVERNMENT OBLIGATIONS	185,333,448

U.S. GOVERNMENT AGENCIES — 1.4%
400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	423,483
	Federal Home Loan Bank (FHLB):
682,433	4.770% due 9/20/12	721,284
535,000	5.625% due 6/13/16	593,800
470,000	5.625% due 11/23/35	509,872
	Federal National Mortgage Association (FNMA):
670,000	5.250% due 8/1/12	718,989
5,465,000	0.273% due 8/23/12(a)	5,467,902
2,790,000	0.283% due 10/18/12(a)	2,793,169
2,075,000	5.125% due 1/2/14	2,299,196
650,000	0.000% due 10/9/19	430,138

	TOTAL U.S. GOVERNMENT AGENCIES	13,957,833

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $197,320,291)	199,291,281

Shares
COMMON STOCK — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
	SemGroup Corp.*
168	(Cost — $54,253)	4,388

CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
3,000	Motors Liquidation Co., 6.250% (h)	23,077
20,000	Motors Liquidation Co., 5.250% (h)	152,050

	Total Automobiles	175,127

	TOTAL CONSUMER DISCRETIONARY	175,127

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Shares	Security	Value

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
35	McLeodUSA Inc., 2.500% (e)	$0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $136,625)	175,127

WARRANT — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
	SemGroup Corp., expires 11/30/14(e)*
177	(Cost — $9,884)	1,151

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $966,236,645)	982,978,271

Face
Amount†

SHORT-TERM INVESTMENTS (n) — 12.1%
COMMERCIAL PAPER — 0.5%
1,925,000	Deutsche Bank Financial LLC, 0.240% due 12/22/10 (o)	1,924,731
2,590,000	UBS Finance Delaware LLC, 0.200% due 12/21/10 (o)	2,589,712

	TOTAL COMMERCIAL PAPER (Cost — $4,514,443)	4,514,443

CORPORATE NOTE — 0.0%
5,000	Hydro Quebec, 6.300% due 5/11/11 (Cost — $5,214)	5,130

MONEY MARKET FUND— 0.0%
83,190	The AIM STIT — Liquid Assets Portfolio(p) (Cost — $83,190)	83,190

MUNICIPAL BONDS— 0.1%
1,200,000	State of Illinois, 1.823% due 1/1/11 (Cost — $1,200,000)	1,200,000

REPURCHASE AGREEMENTS — 6.6%
9,651,000	Banc of America repurchase agreement dated 11/30/10, 0.220% due 12/1/10, Proceeds at maturity — $9,651,059; (Fully collateralized by U.S. Treasury Note 3.250% due 7/31/16; Market Value - $9,840,848)(o)	9,651,000
20,949,000	Barclays Capital Inc. repurchase agreement dated 11/30/10, 0.210% due 12/1/10, Proceeds at maturity — $20,949,122; (Fully collateralized by U.S. Treasury Bond 3.625% due 4/15/28; Market Value — $21,306,391)(o)	20,949,000
27,900,000	Barclays Capital Inc. repurchase agreement dated 11/30/10, 0.260% due 12/1/10, Proceeds at maturity — $27,900,202; (Fully collateralized by U.S. Treasury Note 0.875% due 1/31/12; Market Value — $28,467,167)(o)	27,900,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†		Security	Value

REPURCHASE AGREEMENTS — 6.6% — (continued)
$6,800,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 11/30/10, 0.260% due 12/1/10, Proceeds at maturity — $6,800,049; (Fully collateralized by U.S. Treasury Note 1.750% due 1/31/14; Market Value — $6,953,693)(o)	$6,800,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $65,300,000)	65,300,000

SOVEREIGN BOND — 0.1%
1,050,000		Export-Import Bank of Korea, 0.510% due 10/4/11(d) (Cost — $1,049,710)	1,050,998

TIME DEPOSITS — 2.7%
		Bank of America — Toronto:
18,281,406		0.030% due 12/1/10	18,281,406
		BBH — Grand Cayman:
512,126	JPY	0.005% due 12/1/10	6,129
208,207	EUR	0.060% due 12/1/10	271,450
13,000	GBP	0.083% due 12/1/10	20,251
500	CAD	0.210% due 12/1/10	487
808	AUD	3.892% due 12/1/10	776
		Wells Fargo — Grand Cayman:
8,042,049		0.030% due 12/1/10	8,042,049

		TOTAL TIME DEPOSITS (Cost — $26,622,548)	26,622,548

U.S. GOVERNMENT AGENCIES — 0.6%
		Federal Home Loan Banks:
2,000,000		0.240% due 10/28/11(o)	1,999,034
		Federal Home Loan Mortgage Corp (FHLMC), Discount Notes:
2,100,000		0.230% due 4/19/11(o)	2,098,135
2,140,000		0.180% due 5/26/11(o)	2,138,117

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $6,235,286)	6,235,286

U.S. GOVERNMENT OBLIGATIONS — 1.5%
2,807,000		U.S. Treasury Bills, 0.210% due 12/9/10 — 2/10/2011(m)	2,806,789
1,349,200		U.S. Treasury Inflation Indexed Notes, 3.500% due 1/15/11	1,363,717

		U.S. Treasury Notes:
9,405,000		0.875% due 4/30/11 (o)	9,431,823
900,000		1.000% due 8/31/11	905,027

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $14,523,677)	14,507,356

		TOTAL SHORT-TERM INVESTMENTS (Cost — $119,534,068)	119,518,951

		TOTAL INVESTMENTS — 112.0% (Cost — $1,085,770,713 #)	1,102,497,222

		Liabilities in Excess of Other Assets — (12.0%)	(118,352,860)

		TOTAL NET ASSETS — 100.0%	$984,144,362

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-income producing securities.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(f)	Rating by Moody’s Investors Service. All ratings are unaudited.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.

(h)	Security is currently in default.

(i)	All or a portion of this security is on loan (See Note 1).

(j)	Illiquid Security.

(k)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(l)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 12.1%.

(o)	Rate shown represents yield-to-maturity.

(p)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

EUR	—	Euro Dollar

FNMA	—	Federal National Mortgage Association

FSA	—	Financial Security Assurance

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

GTDSTD	—	Guaranteed Student Loans

JPY	—	Japanese Yen

MASTR	—	Mortgage Asset Securitization Transactions Inc

PLC	—	Public Limited Company

REMICS	—	Real Estate Mortgage Investment Conduits
See pages 123 to 125 for definition of ratings.

Summary of Investments by Security Type^

Mortgage-Backed Securities	29.7%
Corporate Bonds & Notes	22.9
U.S. Government & Agency Obligations	18.1
Collateralized Mortgage Obligations	13.9
Sovereign Bonds	1.8
Municipal Bonds	1.8
Asset-Backed Securities	1.0
Convertible Preferred Stock	0.0	**
Common Stock	0.0	**
Warrant	0.0	**
Short-Term Investments	10.8

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
7	Eurodollar Futures, Call	12/13/10	$99.50	$2,450
7	Eurodollar Futures, Put	12/13/10	99.50	350
10,400,000	Swaption, 3-Month USD-LIBOR, Put	12/1/10	4.00	1
2,900,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	23,325
3,100,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	24,933
600,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	3,981
5,000,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	33,177
600,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	257
700,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	300
1,300,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	556
1,800,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	770
15,500,000	Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	114,089
30	U.S. Treasury Bonds 10-Year Futures, Call	12/23/10	126.50	7,969
30	U.S. Treasury Bonds 10-Year Futures, Put	12/23/10	121.50	7,500
20	U.S. Treasury Bonds 10-Year Futures, Put	2/18/11	122.00	18,750
20	U.S. Treasury Bonds 10-Year Futures, Put	2/18/11	123.00	25,625

	Total United States			264,033

	TOTAL OPTIONS WRITTEN (Premiums received — $392,046)			$264,033

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$1,000,000	5.500% due 12/01/40 (a)	$1,075,000
5,000,000	6.000% due 12/01/40 (a)	5,441,410
11,000,000	5.500% due 01/01/41 (a)	11,804,375
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 12/01/40 (a)	3,307,500

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $21,559,688)	$21,628,285

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 89.1%

Aerospace & Defense — 2.5%
$2,215,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15(a)	$2,303,600
		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Company Guaranteed Notes:
1,055,000	CCC-	8.500% due 4/01/15	796,525
1,380,000	CCC-	9.750% due 4/01/17	776,250
200,000	B+	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/01/17	224,250
320,000	B+	Triumph Group Inc., Company Guaranteed Notes, 8.625% due 7/15/18	349,200
500,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/01/18(a)	495,000

		Total Aerospace & Defense	4,944,825

Airlines — 1.3%
		Air Canada, Senior Secured Notes:
150,000	B+	9.250% due 8/01/15(a)	157,500
390,000	B-	12.000% due 2/01/16(a)	409,500
		Continental Airlines Inc.:
539,938	B	Pass Thru Certificates, 7.339% due 4/19/14	550,737
280,000	BB-	Senior Secured Notes, 6.750% due 9/15/15(a)	289,450
		Delta Air Lines Inc.:
		Pass Thru Certificates:
370,000	B+	7.711% due 9/18/11	382,950
146,268	B	8.954% due 8/10/14	153,215
73,279	BB	8.021% due 8/10/22	76,027
108,000	BB-	Senior Secured Notes, 9.500% due 9/15/14(a)	117,720
430,000	BB-	United Air Lines Inc., Senior Secured Notes, 9.875% due 8/01/13(a)	470,850

		Total Airlines	2,607,949

Auto Components — 1.3%
765,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	780,300
435,000	B-	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.250% due 2/11/14	419,775
605,000	B-	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	616,344
670,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/01/17(a)	722,762

		Total Auto Components	2,539,181

Automobiles — 0.2%
		Motors Liquidation Co., Senior Unsecured Notes:
605,000	NR	7.200% due 1/15/11(b)	188,306
730,000	NR	8.375% due 7/15/33(b)(c)	233,600

		Total Automobiles	421,906

Biotechnology — 0.2%
360,000	BB+	FMC Finance III SA, Company Guaranteed Notes, 6.875% due 7/15/17	386,100

Building Products — 0.0%
60,000	BB	USG Corp., Company Guaranteed Notes, 8.375% due 10/15/18(a)	57,900

Chemicals — 1.7%
860,000	BB	Ashland Inc., Company Guaranteed Notes, 9.125% due 6/01/17	991,150
200,000	BB+	CF Industries Inc., Company Guaranteed Notes, 7.125% due 5/01/20	224,250
305,000	B	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	324,825
590,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 11/15/20(a)	587,050
240,000	B	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	249,600
		Lyondell Chemical Co., Senior Secured Notes:
320,000	BB	8.000% due 11/01/17(a)	346,000
100,000	B	11.000% due 5/01/18	111,750
		Solutia Inc.:
230,000	B+	Company Guaranteed Notes, 7.875% due 3/15/20	248,975
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Chemicals — 1.7% — (continued)
$175,000	B+	Senior Notes, 8.750% due 11/01/17	$192,500

		Total Chemicals	3,276,100

Commercial Banks — 3.4%
		Ally Financial Inc.:
		Company Guaranteed Notes:
60,000	B	7.500% due 12/31/13	63,750
165,000	B	6.750% due 12/01/14	170,362
480,000	B	6.250% due 12/01/17(a)	461,400
140,000	B	8.000% due 3/15/20(a)	144,550
		Senior Unsecured Notes:
180,000	B	0.000% due 12/01/12	159,620
880,000	B	0.000% due 6/15/15	631,400
51,000	CCC+	Subordinated Notes, 8.000% due 12/31/18	52,020
300,000	BB+	Amsouth Bank, Subordinated Notes, 4.850% due 4/01/13	280,650
110,000	BB	BAC Capital Trust VI, Bank Guaranteed Notes, 5.625% due 3/08/35	98,469
90,000	BB	Bank of America Corp., Junior Subordinated Notes, 8.000% due 12/29/49(d)	90,040
430,000	BB	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	435,375
210,000	A-	Credit Agricole SA, Subordinated Notes, 8.375% due 10/29/49(a)(d)	214,200
80,000	BB	NB Capital Trust II, Limited Guaranteed Notes, 7.830% due 12/15/26	80,900
180,000	BB	NB Capital Trust IV, Limited Guaranteed Notes, 8.250% due 4/15/27	182,700
		Synovus Financial Corp., Subordinated Notes:
695,000	B+	4.875% due 2/15/13	639,776
2,365,000	B+	5.125% due 6/15/17	1,931,032
620,000	Ba3(e)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/01/15(f)	623,100
465,000	BB+	Zions Bancorporation, Subordinated Notes, 6.000% due 9/15/15	453,839

		Total Commercial Banks	6,713,183

Commercial Services — 1.2%
240,000	BB-	American Reprographics Co., Senior Unsecured Notes, 10.500% due 12/15/16(a)	240,000
385,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 7.750% due 5/15/16	386,925
140,000	B	Bankrate Inc., Company Guaranteed Notes, 11.750% due 7/15/15(a)	153,300
186,375	CCC	Ceridian Corp., Company Guaranteed Notes, 12.250% due 11/15/15(g)	181,250
305,000	BB-	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	324,825
160,000	B-	Interactive Data Corp., Company Guaranteed Notes, 10.250% due 8/01/18(a)	173,600
260,000	CCC+	NES Rentals Holdings Inc., Senior Secured Notes, 12.250% due 4/15/15(a)	227,500
190,000	BB-	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	203,300
515,000	B-	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Company Guaranteed Notes, 10.250% due 12/01/17	558,775

		Total Commercial Services	2,449,475

Commercial Services & Supplies — 1.8%
1,905,000	CCC+	ACE Cash Express Inc., Senior Notes, 10.250% due 10/01/14(a)	1,638,300
355,000	CCC+	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/01/16(a)	352,338
770,000	B-	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13(c)	756,525
370,000	B	Prospect Medical Holdings Inc., Senior Secured Notes, 12.750% due 7/15/14	404,225
335,000	B-	RSC Equipment Rental Inc., Company Guaranteed Notes, 9.500% due 12/01/14	346,725

		Total Commercial Services & Supplies	3,498,113

Computers & Peripherals — 0.4%
70,000	B	Spansion LLC, Company Guaranteed Notes, 7.875% due 11/15/17(a)	71,663
765,000	B-	Stratus Technologies Inc., Senior Secured Notes, 12.000% due 3/29/15(a)(f)	646,425

		Total Computers & Peripherals	718,088

Construction & Engineering — 0.1%
250,000	B+	Abengoa Finance SAU, Company Guaranteed Notes, 8.875% due 11/01/17(a)	241,250

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Consumer Finance — 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
$105,000	B+	7.500% due 8/01/12	$111,267
975,000	B+	12.000% due 5/15/15	1,208,880

		Total Consumer Finance	1,320,147

Containers & Packaging — 0.7%
60,000	BB+	Ball Corp., Company Guaranteed Notes, 6.625% due 3/15/18	61,350
220,000	CCC	Berry Plastics Corp., Senior Secured Notes, 9.500% due 5/15/18	212,300
660,000	BBB	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25	630,658
95,000	BB+	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	103,075
270,000	B+	Solo Cup Co./Solo Cup Operating Corp., Senior Secured Notes, 10.500% due 11/01/13	282,825

		Total Containers & Packaging	1,290,208

Diversified Financial Services — 9.1%
300,000	BB(h)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(a)	300,750
520,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/01/13(a)	501,800
460,000	B+	CEDC Finance Corp. International Inc., Senior Secured Notes, 9.125% due 12/01/16(a)	485,300
		CIT Group Inc., Senior Secured Notes:
585,000	B+	7.000% due 5/01/16	577,687
1,126,613	B+	7.000% due 5/01/17	1,104,081
180,000	BB	Countrywide Capital III, Company Guaranteed Notes, 8.050% due 6/15/27	188,325
		E*Trade Financial Corp., Senior Unsecured Notes:
600,000	CCC+	7.875% due 12/01/15	594,000
807,387	CCC+	12.500% due 11/30/17(g)	934,550
250,000	B	Express LLC/Express Finance Corp., Company Guaranteed Notes, 8.750% due 3/01/18	266,250
150,000	B+	Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes, 6.500% due 5/01/21(a)	148,500
100,000	BB	Fresenius US Finance II Inc., Senior Unsecured Notes, 9.000% due 7/15/15(a)	115,000
511,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	512,277
		International Lease Finance Corp., Senior Unsecured Notes:
960,000	BB+	6.375% due 3/25/13	969,600
985,000	BB+	5.875% due 5/01/13	985,000
545,000	BB+	5.625% due 9/20/13	539,550
585,000	BB+	6.625% due 11/15/13	589,388
190,000	BB+	8.750% due 3/15/17(a)	200,450
1,150,000	BB+	8.875% due 9/01/17	1,224,750
37,600	NR	Jack Cooper Holdings Corp., Units, 12.750% due 12/15/15(a)	372,537
190,000	CCC+	Landry’s Holdings Inc., Senior Secured Notes, 11.500% due 6/01/14(a)	179,550
260,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	283,400
160,000	BB	MBNA Capital A, Bank Guaranteed Notes, 8.278% due 12/01/26	162,400
100,000	B	Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes, 11.625% due 4/15/16(a)	104,250
460,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/01/17(a)	464,600
		Nuveen Investments Inc.:
2,315,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	2,317,894
1,200,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	1,009,500
1,020,000	B-	Offshore Group Investments Ltd., Senior Secured Notes, 11.500% due 8/01/15(a)	1,081,200
260,000	B	Petroplus Finance Ltd., Senior Secured Notes, 6.750% due 5/01/14(a)	236,600
485,000	B+	Pinafore LLC/Pinafore Inc., Senior Secured Notes, 9.000% due 10/01/18(a)	514,100
740,000	CCC+	Residential Capital LLC, Secured Notes, 9.625% due 5/15/15	728,900
		SLM Corp.:
90,000	BBB-	Senior Notes, 8.000% due 3/25/20	90,597
270,000	BBB-	Senior Unsecured Notes, 8.450% due 6/15/18	282,340

		Total Diversified Financial Services	18,065,126

Diversified Telecommunication Services — 6.1%
415,000	NR	ADC Telecommunications Inc., Subordinated Notes, 3.500% due 7/15/15	413,963
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Diversified Telecommunication Services — 6.1% — (continued)
$555,000	B-	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	$546,675
		Cincinnati Bell Inc., Company Guaranteed Notes:
395,000	B-	8.750% due 3/15/18	359,450
180,000	B+	8.375% due 10/15/20	167,850
35,000	BB	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	27,825
535,000	B	Global Crossing Ltd., Senior Secured Notes, 12.000% due 9/15/15	604,550
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	494,000
140,000	NR	Hawaiian Telcom Communications Inc., Company Guaranteed Notes, 12.500% due 5/01/15(b)(f)	13
340,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/01/17(a)	358,700
		Intelsat Jackson Holdings Ltd., Company Guaranteed Notes:
595,000	B+	9.500% due 6/15/16	630,700
725,000	CCC+	11.500% due 6/15/16	779,375
1,065,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/01/16	1,147,537
		Level 3 Financing Inc., Company Guaranteed Notes:
1,545,000	CCC	9.250% due 11/01/14	1,490,925
180,000	CCC	10.000% due 2/01/18	166,500
15,000	BB	Nordic Telephone Co. Holdings ApS, Senior Secured Notes, 8.875% due 5/01/16(a)	16,050
675,000	NR	Nortel Networks Corp., Company Guaranteed Notes, 1.750% due 4/15/12(b)	528,187
1,575,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/01/27	1,338,750
70,000	B+	Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	71,050
580,000	NR	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/01/14	841,725
430,000	B-	tw telecom holdings inc., Company Guaranteed Notes, 8.000% due 3/01/18	455,800
		West Corp.:
240,000	B	Company Guaranteed Notes, 8.625% due 10/01/18(a)	250,800
350,000	B	Senior Notes, 7.875% due 1/15/19(a)	346,500
		Wind Acquisition Finance SA:
200,000	B+	Secured Notes, 11.750% due 7/15/17(a)	223,000
		Senior Secured Notes:
260,000	B+	12.000% due 12/01/15(a)	275,925
200,000	BB-	7.250% due 2/15/18(a)	197,500
107,145	B-	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(g)	121,610
245,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	255,412

		Total Diversified Telecommunication Services	12,110,372

Electric Utilities — 2.7%
245,000	BB-	Calpine Construction Finance Co. LP & CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/01/16(a)	259,088
		Calpine Corp., Senior Secured Notes:
455,000	B+	7.250% due 10/15/17(a)	455,000
90,000	B+	7.500% due 2/15/21(a)	88,875
		Edison Mission Energy, Senior Unsecured Notes:
260,000	B-	7.750% due 6/15/16	223,600
10,000	B-	7.625% due 5/15/27	7,250
98,387	BB	Elwood Energy LLC, Senior Secured Notes, 8.159% due 7/05/26	95,436
		Energy Future Holdings Corp., Company Guaranteed Notes:
74,000	CCC+	10.875% due 11/01/17	53,650
495,988	CCC+	11.250% due 11/01/17(g)	309,992
1,300,000	B+	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/01/20	1,339,850
57,905	B+	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(f)	55,369
180,000	B+	Inergy LP/Inergy Finance Corp., Company Guaranteed Notes, 7.000% due 10/01/18(a)	185,400
465,000	B-	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/01/31	446,400
949,940	BB	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	1,059,183
575,000	CCC	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/01/15(c)	345,000
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Electric Utilities — 2.7% — (continued)
$385,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Senior Secured Notes, 11.750% due 6/15/15	$376,338

		Total Electric Utilities	5,300,431

Electronic Equipment & Instruments — 0.5%
350,000	BBB	International Game Technology, Senior Unsecured Notes, 3.250% due 5/01/14	383,688
530,000	B-	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/01/18(a)	575,050

		Total Electronic Equipment & Instruments	958,738

Energy Equipment & Services — 0.3%
290,000	B-	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/08/16	271,150
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66(d)	244,650
170,000	BB	7.034% due 1/15/68(d)	176,408

		Total Energy Equipment & Services	692,208

Firearms & Ammunition — 0.2%
370,000	B	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/01/15(a)	384,800

Food Products — 1.4%
243,000	B2(e)	Bumble Bee Foods LLC, Senior Secured Notes, 7.750% due 12/15/15	278,235
130,000	BB	Del Monte Corp., Company Guaranteed Notes, 7.500% due 10/15/19	147,875
700,000	B-	Simmons Foods Inc., Senior Secured Notes, 10.500% due 11/01/17(a)	728,000
		Smithfield Foods Inc.:
160,000	B+	Senior Secured Notes, 10.000% due 7/15/14(a)	181,600
430,000	B-	Senior Unsecured Notes, 7.750% due 7/01/17	436,450
880,000	B	Viskase Cos., Inc., Company Guaranteed Notes, 9.875% due 1/15/18(a)(f)	915,200

		Total Food Products	2,687,360

Gas Utilities — 0.7%
490,000	B	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	470,400
965,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	895,037

		Total Gas Utilities	1,365,437

Health Care Equipment & Supplies — 0.9%
505,000	B-	Alere Inc., Senior Subordinated Notes, 8.625% due 10/01/18(a)	513,837
		Biomet Inc., Company Guaranteed Notes:
260,000	B-	10.000% due 10/15/17	284,700
155,000	B-	10.375% due 10/15/17(g)	169,725
100,000	B-	11.625% due 10/15/17	110,750
450,000	CCC+	DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes, 9.750% due 10/15/17(a)	453,375
290,000	B+	Universal Hospital Services Inc., Senior Secured Notes, 3.834% due 6/01/15(d)	264,625

		Total Health Care Equipment & Supplies	1,797,012

Health Care Providers & Services — 5.0%
210,000	B	American Renal Holdings, Senior Secured Notes, 8.375% due 5/15/18(a)	218,400
70,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	73,413
1,335,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	1,335,000
510,000	B-	Gentiva Health Services Inc., Company Guaranteed Notes, 11.500% due 9/01/18(a)	561,638
30,000	B-	HCA Holdings Inc., Senior Unsecured Notes, 7.750% due 5/15/21(a)	29,587
		HCA Inc.:
60,000	BB-	Secured Notes, 9.875% due 2/15/17	65,850
		Senior Secured Notes:
395,506	BB-	9.625% due 11/15/16(g)	423,686
20,000	BB	7.875% due 2/15/20	21,375
		Senior Unsecured Notes:
120,000	B-	9.000% due 12/15/14	125,100
60,000	B-	7.690% due 6/15/25	57,000
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Health Care Providers & Services — 5.0% — (continued)
$40,000	CCC+	Multiplan Inc., Company Guaranteed Notes, 9.875% due 9/01/18(a)	$42,600
805,000	B	OnCure Holdings Inc., Senior Secured Notes, 11.750% due 5/15/17(a)	744,625
865,000	CCC+	Radnet Management Inc., Senior Unsecured Notes, 10.375% due 4/01/18(a)	800,125
1,280,000	B-	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	1,280,000
1,310,000	CCC+	Skilled Healthcare Group Inc., Company Guaranteed Notes, 11.000% due 1/15/14	1,350,937
		Tenet Healthcare Corp.:
		Senior Secured Notes:
280,000	BB-	9.000% due 5/01/15	301,700
690,000	BB-	10.000% due 5/01/18	774,525
232,000	BB-	8.875% due 7/01/19	248,240
460,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	370,300
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	397,512
240	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 6.643% due 3/15/12(g)	241
		US Oncology Inc.:
280,000	CCC+	Company Guaranteed Notes, 10.750% due 8/15/14	291,200
80,000	B	Senior Secured Notes, 9.125% due 8/15/17	96,800
280,000	B-	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., Company Guaranteed Notes, 8.000% due 2/01/18	284,200

		Total Health Care Providers & Services	9,894,054

Hotels, Restaurants & Leisure — 6.2%
		Boyd Gaming Corp.:
200,000	B	Senior Notes, 9.125% due 12/01/18(a)	189,000
		Senior Subordinated Notes:
345,000	CCC+	6.750% due 4/15/14(c)	326,025
30,000	CCC+	7.125% due 2/01/16(c)	25,088
140,000	NR	CB Buffets Inc., 0.000% due 11/01/14(b)(f)(i)	14
370,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15(a)	357,975
90,000	CCC+	Dunkin Finance Corp., Senior Notes, 9.625% due 12/01/18(a)	91,013
		El Pollo Loco Inc.:
465,000	CC	Company Guaranteed Notes, 11.750% due 11/15/13	362,700
175,000	CCC+	Senior Secured Notes, 11.750% due 12/01/12	179,375
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(b)	533
195,000	B-	Gaylord Entertainment Co., Company Guaranteed Notes, 6.750% due 11/15/14	195,487
1,225,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/01/17	1,280,125
		Harrah’s Operating Co., Inc.:
		Company Guaranteed Notes:
1,320,000	CCC	5.625% due 6/01/15	1,036,200
360,000	CCC	10.750% due 2/01/16	321,300
		Senior Secured Notes:
55,000	B	11.250% due 6/01/17	60,225
445,000	CCC	10.000% due 12/15/18	378,250
65,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.375% due 3/15/15	66,462
710,000	NR	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10(b)(f)(i)	292,875
715,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14(c)	681,931
525,000	B	Lions Gate Entertainment Inc., Senior Secured Notes, 10.250% due 11/01/16(a)	535,500
		MGM Resorts International:
460,000	CCC+	Company Guaranteed Notes, 6.750% due 4/01/13	440,450
		Senior Secured Notes:
435,000	B	13.000% due 11/15/13	513,300
25,000	B	10.375% due 5/15/14	27,875
55,000	B	11.125% due 11/15/17	62,425
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Hotels, Restaurants & Leisure — 6.2% — (continued)
		Mohegan Tribal Gaming Authority:
$130,000	CCC-	Senior Secured Notes, 11.500% due 11/01/17(a)	$118,950
610,000	CC	Senior Subordinated Notes, 8.000% due 4/01/12(c)	539,850
		NCL Corp., Ltd.:
230,000	B	Senior Notes, 9.500% due 11/15/18(a)	235,463
1,540,000	B+	Senior Secured Notes, 11.750% due 11/15/16	1,751,750
		Pinnacle Entertainment Inc., Company Guaranteed Notes:
640,000	B	7.500% due 6/15/15	634,400
50,000	B	8.750% due 5/15/20	50,188
230,000	CC	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15	111,550
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	CCC	4.428% due 2/01/14(a)(d)	100,200
40,000	CCC	9.125% due 2/01/15(a)	37,200
		Station Casinos Inc.:
15,000	NR	Senior Subordinated Notes, 6.625% due 3/15/18(b)(f)	6
		Senior Unsecured Notes:
235,000	NR	6.000% due 4/01/12(b)(f)	23
325,000	NR	7.750% due 8/15/16(b)(f)	65
		Travelport LLC, Company Guaranteed Notes:
320,000	CCC+	9.875% due 9/01/14	318,400
350,000	CCC	11.875% due 9/01/16	359,625
435,000	CCC+	Universal City Development Partners Ltd./UCDP Finance Inc., Company Guaranteed Notes, 10.875% due 11/15/16	474,150
200,000	BB+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 1st Mortgage Notes, 7.750% due 8/15/20(a)	212,000

		Total Hotels, Restaurants & Leisure	12,367,948

Household Durables — 0.5%
510,000	B	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15(a)	548,250
490,000	CCC+	Sealy Mattress Co., Company Guaranteed Notes, 8.250% due 6/15/14	497,350

		Total Household Durables	1,045,600

Household Products — 1.1%
310,000	BB-	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15	346,425
640,000	BB+	American Greetings Corp., Senior Unsecured Notes, 7.375% due 6/01/16(i)	661,532
1,065,000	B	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Notes, 9.000% due 4/15/19(a)	1,088,962

		Total Household Products	2,096,919

Independent Power Producers & Energy Traders — 0.5%
		AES Corp., Senior Unsecured Notes:
290,000	BB-	7.750% due 10/15/15	308,850
150,000	BB-	8.000% due 10/15/17	156,750
		NRG Energy Inc., Company Guaranteed Notes:
410,000	BB-	7.375% due 2/01/16	413,075
70,000	BB-	7.375% due 1/15/17	70,875

		Total Independent Power Producers & Energy Traders	949,550

Insurance — 2.5%
		American International Group Inc.:
170,000	NR	Senior Unsecured Notes, 6.400% due 12/15/20	169,560
600,000	BBB	Junior Subordinated Notes, 6.250% due 3/15/37	514,500
		HUB International Holdings Inc.:
2,195,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	2,205,975
760,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	763,800
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	96,525
1,150,000	CCC+	MGIC Investment Corp., Senior Unsecured Notes, 5.375% due 11/01/15	1,109,750

		Total Insurance	4,860,110

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Internet & Catalog Retail — 0.4%
$400,000	BB-	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16	$457,000
375,000	BB+	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	423,750

		Total Internet & Catalog Retail	880,750

Internet Software & Services — 0.4%
725,000	B-	Terremark Worldwide Inc., Senior Secured Notes, 12.000% due 6/15/17	822,875

Leisure Equipment & Products — 0.3%
630,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 9.505% due 8/15/14	521,325

Machinery — 1.0%
50,000	BB+	Case New Holland Inc., Company Guaranteed Notes, 7.750% due 9/01/13	53,750
455,000	B	Liberty Tire Recycling, Company Guaranteed Notes, 11.000% due 10/01/16(a)	475,475
		Manitowoc Co., Inc. (The), Company Guaranteed Notes:
415,000	B+	9.500% due 2/15/18	446,125
690,000	B+	8.500% due 11/01/20	708,975
305,000	B-	Thermadyne Holdings Corp., Senior Secured Notes, 9.000% due 12/15/17(a)	308,813

		Total Machinery	1,993,138

Media — 4.2%
140,000	BB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.750% due 5/01/17(a)	155,050
85,025	B	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 13.500% due 11/30/16	100,436
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
320,000	B	7.875% due 4/30/18(a)	332,800
240,000	B	8.125% due 4/30/20(a)	253,200
410,000	CCC+	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)	410,000
170,000	CCC+	Cengage Learning Acquistions Inc., Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15(a)	174,250
225,000	BB+	Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes, 10.875% due 9/15/14(a)	252,000
320,000	CCC-	Clear Channel Communications Inc., Company Guaranteed Notes, 10.750% due 8/01/16	241,600
16,000	NR	CMP Susquehanna Corp., Senior Subordinated Notes, 3.440% due 9/15/14(a)(i)	11,303
470,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 8.500% due 6/15/15	512,300
		DISH DBS Corp., Company Guaranteed Notes:
40,000	BB-	6.625% due 10/01/14	41,550
180,000	BB-	7.875% due 9/01/19	189,900
130,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.750% due 5/31/15	138,613
500,000	CCC	Gray Television Inc., Senior Secured Notes, 10.500% due 6/29/15	502,500
455,000	NR	Idearc Inc., , 8.000% due 11/15/16(b)(f)(i)	0
460,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Senior Secured Notes, 8.875% due 4/15/17(a)	481,850
910,000	B	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 7.750% due 10/15/18(a)	930,475
665,000	B+	Sinclair Television Group Inc., Senior Secured Notes, 9.250% due 11/01/17(a)	723,187
590,000	B+	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/01/15(a)	623,925
		Univision Communications Inc.:
260,000	B	Senior Secured Notes, 7.875% due 11/01/20(a)	267,150
350,000	CCC+	Senior Unsecured Notes, 8.500% due 5/15/21(a)	336,000
		XM Satellite Radio Inc.:
885,000	B+	Company Guaranteed Notes, 13.000% due 8/01/13(a)	1,039,875
485,000	B+	Senior Subordinated Notes, 7.000% due 12/01/14(a)	554,719

		Total Media	8,272,683

Metals & Mining — 1.4%
		Century Aluminum Co.:
540,000	B	Company Guaranteed Notes, 1.750% due 8/01/24	530,550
464,600	B	Senior Secured Notes, 8.000% due 5/15/14	484,926
150,000	B	FMG Resources August 2006 Pty Ltd., Senior Notes, 7.000% due 11/01/15(a)	152,625
610,983	CCC+	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 5.274% due 5/15/15(g)	543,775
440,000	CCC	Ryerson Holding Corp., Senior Discount Notes, 0.000% due 2/01/15(a)	205,700
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Metals & Mining — 1.4% — (continued)
$220,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.375% due 11/01/12	$235,400
710,000	CC	Wise Metals Group LLC, Senior Secured Notes, 10.250% due 5/15/12	715,325

		Total Metals & Mining	2,868,301

Multiline Retail — 0.8%
		Michaels Stores Inc.:
		Company Guaranteed Notes:
220,000	CCC	11.375% due 11/01/16	238,975
780,000	CCC	step bond to yield, 13.000% due 11/01/16	758,550
100,000	CCC	Senior Notes, 7.750% due 11/01/18(a)	97,750
520,000	BB-	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/01/28	504,400

		Total Multiline Retail	1,599,675

Office Electronics — 0.0%
60,000	CCC	CDW LLC/CDW Finance Corp, Company Guaranteed Notes, 11.000% due 10/12/15(a)	61,800

Oil, Gas & Consumable Fuels — 11.0%
440,000	B-	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/01/17	448,800
170,000	B	Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes, 9.625% due 10/15/18(a)	165,750
		Basic Energy Services Inc.:
770,000	B-	Company Guaranteed Notes, 7.125% due 4/15/16	735,350
590,000	B+	Senior Secured Notes, 11.625% due 8/01/14	654,900
745,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	711,475
		Berry Petroleum Co.:
200,000	BB-	Senior Notes, 10.250% due 6/01/14	228,000
50,000	BB-	Senior Unsecured Notes, 6.750% due 11/01/20	49,875
595,000	B+	Brigham Exploration Co., Company Guaranteed Notes, 8.750% due 10/01/18(a)	636,650
150,000	B+	Calfrac Holdings LP, Senior Unsecured Notes, 7.500% due 12/01/20(a)	149,625
		Chaparral Energy Inc., Company Guaranteed Notes:
560,000	B+	8.500% due 12/01/15	555,800
810,000	B+	8.875% due 2/01/17	797,850
		Chesapeake Energy Corp., Company Guaranteed Notes:
135,000	BB	7.250% due 12/15/18	142,425
230,000	BB	6.625% due 8/15/20	232,875
		Cie Generale de Geophysique-Veritas, Company Guaranteed Notes:
250,000	BB-	7.500% due 5/15/15	257,500
250,000	BB-	9.500% due 5/15/16	272,500
145,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	149,350
160,000	B+	Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes, 8.875% due 2/15/18	167,600
230,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	251,850
500,000	BB-	El Paso Corp., Senior Unsecured Notes, 8.050% due 10/15/30	533,066
260,000	BB-	Energy Transfer Equity LP, Company Guaranteed Notes, 7.500% due 10/15/20	270,400
220,000	B+	Frac Tech Services LLC/Frac Tech Finance Inc., Company Guaranteed Notes, 7.125% due 11/15/18(a)	218,900
60,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 7.875% due 12/15/18(a)	59,625
485,000	NR	Goodrich Petroleum Corp., Senior Unsecured Notes, 5.000% due 10/01/29	448,019
		Headwaters Inc.:
565,000	B+	Senior Secured Notes, 11.375% due 11/01/14	610,906
385,000	CCC+	Senior Subordinated Notes, 2.500% due 2/01/14	329,175
700,000	B-	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	731,500
320,000	B-	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	256,000
790,000	BB-	International Coal Group Inc., Senior Secured Notes, 9.125% due 4/01/18	857,150
375,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	398,438
		Linn Energy LLC/Linn Energy Finance Corp.:
		Company Guaranteed Notes:
155,000	B	11.750% due 5/15/17	177,475
705,000	B	7.750% due 2/01/21(a)	713,812
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 11.0% — (continued)
$260,000	B	Senior Unsecured Notes, 8.625% due 4/15/20(a)	$276,900
1,015,000	BB-	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/18	1,096,200
380,000	B	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15(a)	389,500
450,000	CCC+	Newpark Resources Inc., Senior Unsecured Notes, 4.000% due 10/01/17	401,625
		OPTI Canada Inc., Senior Secured Notes:
130,000	B	9.000% due 12/15/12(a)	130,000
400,000	B	9.750% due 8/15/13(a)	400,000
290,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/01/18	301,600
		Peabody Energy Corp., Company Guaranteed Notes:
150,000	BB+	7.375% due 11/01/16	166,125
230,000	BB+	7.875% due 11/01/26	253,000
60,000	B+	PetroHawk Energy Corp., Company Guaranteed Notes, 7.875% due 6/01/15	62,100
730,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/01/17	753,725
765,000	B	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	810,900
		Plains Exploration & Production Co.:
		Company Guaranteed Notes:
555,000	BB-	7.750% due 6/15/15	578,588
290,000	BB-	10.000% due 3/01/16	323,350
210,000	BB-	Senior Unsecured Notes, 8.625% due 10/15/19	229,950
210,000	BB+	Precision Drilling Corp., Company Guaranteed Notes, 6.625% due 11/15/20(a)	212,625
		Quicksilver Resources Inc.:
40,000	B+	Company Guaranteed Notes, 9.125% due 8/15/19	43,200
565,000	B+	Senior Notes, 11.750% due 1/01/16	651,162
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	142,350
250,000	B+	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/01/18	253,750
550,000	B+	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	591,250
		SandRidge Energy Inc., Company Guaranteed Notes:
470,000	B+	8.625% due 4/01/15(g)	460,600
220,000	B+	9.875% due 5/15/16(a)	228,800
160,000	B+	8.750% due 1/15/20(c)	162,400
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	248,400
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16	59,201
		Whiting Petroleum Corp., Company Guaranteed Notes:
20,000	BB	7.000% due 2/01/14	20,900
220,000	BB	6.500% due 10/01/18	224,400

		Total Oil, Gas & Consumable Fuels	21,685,242

Paper & Forest Products — 2.0%
		Appleton Papers Inc.:
610,000	CCC+	Secured Notes, 11.250% due 12/15/15(a)	481,900
705,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	694,425
460,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/01/17	509,450
775,000	B	Exopack Holding Inc., Company Guaranteed Notes, 11.250% due 2/01/14	802,125
330,000	BBB	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(a)	366,300
100,000	BB-	Neenah Paper Inc., Company Guaranteed Notes, 7.375% due 11/15/14	101,625
470,000	CCC+	NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14	427,700
220,000	BB	Smurfit Kappa Treasury Funding Ltd., Company Guaranteed Notes, 7.500% due 11/20/25	200,750
380,000	BB-	Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes, 11.500% due 7/01/14	414,200

		Total Paper & Forest Products	3,998,475

Personal Products — 0.2%
445,000	B	Revlon Consumer Products Corp., Secured Notes, 9.750% due 11/15/15	469,475

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Professional Services — 0.2%
$415,000	B-	inVentiv Health Inc., Senior Notes, 10.000% due 8/15/18(a)	$408,775
470,000	NR	Selectica Inc., , 8.750% due 11/15/15(a)(f)(i)	2,350

		Total Professional Services	411,125

Real Estate Investment Trusts (REITs) — 1.3%
70,000	NR	Annaly Capital Management Inc., Senior Unsecured Notes, 4.000% due 2/15/15	79,537
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 0.000% due 6/30/15(a)(f)	41,769
1,280,000	B2(e)	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/01/14	1,422,400
1,180,000	C	Realogy Corp., Company Guaranteed Notes, 10.500% due 4/15/14	1,023,650

		Total Real Estate Investment Trusts (REITs)	2,567,356

Road & Rail — 0.7%
180,000	BB-	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 12.500% due 4/01/16	223,200
1,003,000	BB-	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	1,208,615

		Total Road & Rail	1,431,815

Semiconductors & Semiconductor Equipment — 0.3%
65,000	B+	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	68,900
615,000	CCC	Freescale Semiconductor Inc., Company Guaranteed Notes, 10.125% due 12/15/16(c)	585,788

		Total Semiconductors & Semiconductor Equipment	654,688

Software — 0.7%
40,000	B-	Aspect Software Inc., Senior Notes, 10.625% due 5/15/17(a)	40,600
		First Data Corp., Company Guaranteed Notes:
500,000	B-	9.875% due 9/24/15	427,500
357,226	B-	10.550% due 9/24/15(g)	309,894
100,000	B-	MedAssets Inc., Senior Notes, 8.000% due 11/15/18(a)	101,250
585,000	CCC+	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15(f)	530,887

		Total Software	1,410,131

Specialty Retail — 1.7%
1,025,000	CCC+	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14(c)	1,035,250
755,000	B	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/01/15	804,075
430,000	CCC+	Petco Animal Supplies Inc., Company Guaranteed Notes, 9.250% due 12/01/18(a)	435,375
220,000	BB	Phillips-Van Heusen Corp., Senior Unsecured Notes, 7.375% due 5/15/20	237,050
375,000	BB+	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(a)	393,750
350,000	B+	Wendy’s/Arby’s Restaurants LLC, Company Guaranteed Notes, 10.000% due 7/15/16	383,250

		Total Specialty Retail	3,288,750

Textiles, Apparel & Luxury Goods — 0.8%
950,000	BB-	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	1,071,125
545,000	CCC+	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	520,475

		Total Textiles, Apparel & Luxury Goods	1,591,600

Tobacco — 0.1%
140,000	B+	Alliance One International Inc., Company Guaranteed Notes, 10.000% due 7/15/16	147,000

Trading Companies & Distributors — 0.8%
285,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	298,538
390,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	393,900
530,000	CCC+	KAR Holdings Inc., Company Guaranteed Notes, 8.750% due 5/01/14	550,537
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	278,119

		Total Trading Companies & Distributors	1,521,094

Transportation Infrastructure — 3.5%
360,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/01/18	392,400
315,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	319,725
500,000	B	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	527,500
1,505,000	CCC+	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	1,378,956
460,000	BB-	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 8.000% due 2/01/18	496,800
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Transportation Infrastructure — 3.5% — (continued)
$270,000	BB-	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18	$276,750
1,000,000	B-	Quality Distribution LLC/QD Capital Corp., Senior Secured Notes, 9.875% due 11/01/18(a)	970,000
536,000	BB	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/01/17	589,600
575,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	586,500
300,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/01/18(a)	308,250
320,000	BB	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	350,400
410,000	Caa2(e)	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/01/14(a)(b)	342,350
535,000	B-	Western Express Inc., Senior Secured Notes, 12.500% due 4/15/15(a)	454,750

		Total Transportation Infrastructure	6,993,981

Wireless Telecommunication Services — 4.1%
		Alcatel-Lucent USA Inc., Senior Unsecured Notes:
415,000	B	6.500% due 1/15/28	338,225
365,000	B	6.450% due 3/15/29	297,475
15,000	B+	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	15,413
325,000	BB-	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	331,906
495,000	CCC+	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	517,275
200,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/01/18	208,250
760,000	BB-	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	762,850
650,000	BB-	NII Capital Corp., Company Guaranteed Notes, 10.000% due 8/15/16	724,750
		PAETEC Holding Corp., Company Guaranteed Notes:
905,000	CCC+	9.500% due 7/15/15	920,837
460,000	B	8.875% due 6/30/17	483,000
		Sprint Capital Corp., Company Guaranteed Notes:
450,000	BB-	7.625% due 1/30/11	453,375
685,000	BB-	8.375% due 3/15/12	724,387
1,275,000	BB-	8.750% due 3/15/32	1,268,625
920,000	BB-	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	867,100
170,000	BB+	Valor Telecommunications Enterprises Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/15	174,763

		Total Wireless Telecommunication Services	8,088,231

		TOTAL CORPORATE BONDS & NOTES (Cost — $164,540,412)	176,319,600

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
116,443	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(b)(i)	12,052

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $87,171)	12,052

Shares
COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
16,441	Charter Communications Inc.*	551,102

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,216	SemGroup Corp.*	31,762

FINANCIALS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
0	Ashton Woods USA LLC, Class B Shares(f)(i)*	9,721

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Shares	Security	Value

INDUSTRIALS — 0.0%
Building Products — 0.0%
$1,062	Nortek Inc.*	$43,675

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
15,767	Stratus Technology Bermuda Holding Ltd., Series B1 (Restricted Shares)(f)(i)*	158

MATERIALS — 0.1%
Chemicals — 0.1%
9,783	Georgia Gulf Corp.*	198,888

	TOTAL COMMON STOCKS (Cost — $2,125,633)	835,306

PREFERRED STOCKS — 0.7%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
3,638	CMP Susquehanna Radio Holdings Corp., Series A (a)(d)(f)(i)*	0

FINANCIALS — 0.7%
Commercial Banks — 0.7%
10,000	Banesto Holdings Ltd., Series A, 10.500%(a)	251,250
36,050	Zions Bancorporation, Series C, 9.500%(c)	897,645
7,585	Zions Capital Trust B, 8.000%(c)	188,715

	Total Commercial Banks	1,337,610

Diversified Financial Services — 0.0%
4,700	Federal National Mortgage Association (FNMA), Series S, 8.250%(d)	2,784

	TOTAL FINANCIALS	1,340,394

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
3,588	Stratus Technology Bermuda Holding Ltd., Series B1 (Restricted Shares)(f)(i)*	36

	TOTAL PREFERRED STOCKS (Cost — $1,408,939)	1,340,430

CONVERTIBLE PREFERRED STOCKS — 2.1%
CONSUMER DISCRETIONARY — 0.6%
Media — 0.6%
985	LodgeNet Interactive Corp., 10.000% (a)	1,136,690

FINANCIALS — 1.5%
Commercial Banks — 1.3%
410	Bank of America Corp., Series L, 7.250%	381,300
61,200	Synovus Financial Corp., 8.250%	1,228,284
945	Wells Fargo & Co., Series L, 7.500%	932,715

	Total Commercial Banks	2,542,299

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Security	Value

Diversified Financial Services — 0.2%
$20,450	Hartford Financial Services Group Inc., 7.250%	$473,008

	TOTAL FINANCIALS	3,015,307

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $4,115,445)	4,151,997

Shares
WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
118	Buffets Restaurants Holdings Inc., expires 4/28/14(f)(i)	1

Media — 0.0%
554	Charter Communications Inc., expires 11/30/14	2,493
4,157	CMP Susquehanna Corp., expires 3/23/19(a)(f)(i)	0

	Total Media	2,493

	TOTAL CONSUMER DISCRETIONARY	2,494

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,280	SemGroup Corp., expires 11/30/14(i)	8,320

INDUSTRIALS — 0.0%
Building Products — 0.0%
875	Nortek Inc., expires 12/7/14	7,000

	TOTAL WARRANTS (Cost — $596,460)	17,814

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $172,874,060)	182,677,199

Face
Amount
SHORT-TERM INVESTMENTS (j) — 8.8%
MONEY MARKET FUND— 2.4%
4,747,454	The AIM STIT — Liquid Assets Portfolio(k) (Cost — $4,747,454)	4,747,454

TIME DEPOSITS— 6.4%
6,498,152	Bank of America — Toronto, 0.030% due 12/1/10	6,498,152
6,231,833	HSBC Bank — Grand Cayman, 0.030% due 12/1/10	6,231,833

	TOTAL TIME DEPOSITS (Cost — $12,729,985)	12,729,985

	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,477,439)	17,477,439

	TOTAL INVESTMENTS — 101.1% (Cost — $190,351,499 #)	200,154,638

	Liabilities in Excess of Other Assets — (1.1%)	(2,117,312)

	TOTAL NET ASSETS — 100.0%	$198,037,326

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-income producing securities.

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is currently in default.

(c)	All or a portion of this security is on loan (See Note 1).

(d)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Illiquid Security.

(g)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.4%.

(k)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

PLC     —  Public Limited Company
See pages 123 to 125 for definition of ratings.

Summary of Investments by Security Type^

Corporate Bonds & Notes	88.1%
Convertible Preferred Stock	2.1
Preferred Stock	0.7
Common Stock	0.4
Warrant	0.0	**
Collateralized Mortgage Obligations	0.0	**
U.S. Government & Agency Obligations	0.0	**
Short-Term Investments	8.7

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 47.1%
Belgium — 2.9%
		Belgium Government Bond:
$1,600,000	EUR	3.500% due 3/28/15	$2,137,658
3,000,000	EUR	3.250% due 9/28/16	3,881,399

		Total Belgium	6,019,057

Brazil — 0.4%
660,000		Federative Republic of Brazil, 8.875% due 10/14/19(a)	909,150

Canada — 4.9%
7,400,000	CAD	Canadian Government Bond, 1.500% due 12/01/12(a)	7,200,763
1,500,000	CAD	Province of Ontario Canada, 4.600% due 6/02/39(a)	1,524,593
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/01/38(a)	1,592,952

		Total Canada	10,318,308

France — 7.2%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	403,846
		Government of France:
9,800,000	EUR	3.500% due 4/25/15 — 4/25/20	13,521,817
900,000	EUR	4.750% due 4/25/35	1,390,216

		Total France	15,315,879

Germany — 13.7%
8,300,000	EUR	Bundesobligation, 2.250% due 4/10/15	11,134,754
		Bundesrepublik Deutschland:
1,400,000	EUR	4.250% due 1/4/14	1,997,006
3,000,000	EUR	3.750% due 1/4/15 — 1/4/19	4,267,097
2,300,000	EUR	3.250% due 7/4/15	3,214,823
2,000,000	EUR	6.250% due 1/4/30	3,743,848
100,000	EUR	5.500% due 1/4/31	173,742
2,600,000	EUR	4.750% due 7/4/34	4,251,950
100,000	EUR	4.000% due 1/4/37	148,712

		Total Germany	28,931,932

Italy — 5.3%
8,800,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	11,133,009

Japan — 6.5%
		Japan Government:
520,000,000	JPY	1.500% due 12/20/17	6,544,937
547,000,000	JPY	2.500% due 9/20/35 — 6/20/36	7,112,305
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

Japan — 6.5% — (continued)

		Total Japan	13,657,242

Netherlands — 2.3%
		Netherlands Government:
$100,000	EUR	3.750% due 7/15/14	$140,925
200,000	EUR	3.250% due 7/15/15	276,783
2,300,000	EUR	4.000% due 7/15/19	3,281,650
900,000	EUR	3.500% due 7/15/20	1,228,530

		Total Netherlands	4,927,888

Norway — 1.0%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,190,617

Qatar — 1.1%
		Qatar Government International Bond:
1,300,000		5.250% due 1/20/20 (a)(b)	1,404,000
800,000		6.400% due 1/20/40 (a)(b)	892,000

		Total Qatar	2,296,000

Russia — 0.2%
447,500		Russian Foreign Bond, step bond to yield, 7.500% due 3/31/30	516,325

South Africa — 0.5%
900,000		South Africa Government International Bond, 6.875% due 5/27/19(a)	1,080,000

South Korea — 0.5%
		Export — Import Bank of Korea:
500,000		1.343% due 3/13/12 (b)(c)(d)	500,311
400,000	EUR	5.750% due 5/22/13	551,914

		Total South Korea	1,052,225

United Kingdom — 0.6%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	174,817
100,000	GBP	8.000% due 6/7/21	220,763
500,000	GBP	4.250% due 3/7/36	783,126

		Total United Kingdom	1,178,706

		TOTAL SOVEREIGN BONDS (Cost — $97,691,486)	99,526,338

See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

ASSET-BACKED SECURITIES — 0.8%
Credit Card — 0.3%
$600,000	Arran Master Trust, Series 2005-B, Class A1, 0.342% due 12/15/12(c)	$599,682

Student Loan — 0.5%
540,278	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.238% due 4/25/38(a)(c)	542,849
490,311	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.846% due 3/01/18(a)(c)	481,986

	Total Student Loan	1,024,835

	TOTAL ASSET-BACKED SECURITIES (Cost — $1,618,400)	1,624,517

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
	Bear Stearns Adjustable Rate Mortgage Trust:
30,072	Series 2003-5, Class 1A2, 2.712% due 8/25/33(a)(c)	30,111
36,431	Series 2003-7, Class 6A, 2.912% due 10/25/33(a)(c)	37,663
138,964	Series 2004-2, Class 22A, 3.012% due 5/25/34(a)(c)	132,157
26,637	Series 2004-2, Class 23A, 4.530% due 5/25/34(a)(c)	26,638
89,959	Series 2005-2, Class A2, 2.934% due 3/25/35(a)(c)	86,480
258,714	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 3.073% due 1/26/36(a)(c)	171,749
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.474% due 2/05/19(a)(b)(c)	847,791
	Countrywide Alternative Loan Trust:
32,572	Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	27,294
176,703	Series 2007-11T1, Class A12, 0.603% due 5/25/37(a)(c)	97,150
76,467	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	54,699
115,269	Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	81,593
	Countrywide Asset-Backed Certificates:
14,858	Series 2006-15, Class A1, 0.363% due 10/25/46(a)(c)	14,674
153,228	Series 2007-2, Class 2A1, 0.303% due 8/25/37(a)(c)	148,386
	Countrywide Home Loan Mortgage Pass Through Trust:
14,490	Series 2004-12, Class 11A1, 2.984% due 8/25/34(a)(c)	10,737
67,812	Series 2005-11, Class 3A1, 3.491% due 4/25/35(a)(c)	45,355
298,255	Series 2005-2, Class 1A1, 0.573% due 3/25/35(a)(c)	182,079
38,205	Series 2005-3, Class 2A1, 0.543% due 4/25/35(a)(c)	25,452
258,649	Series 2005-9, Class 1A3, 0.483% due 5/25/35(a)(c)	172,089
146,952	Series 2005-HYB9, Class 3A2A, 3.017% due 2/20/36(a)(c)	117,930
82,914	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	43,007
176,309	Crusade Global Trust, Series 2004-2, Class A2, 1.184% due 11/19/37(c)	221,162
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4% — (continued)
$60,768	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.699% due 8/25/33(a)(c)	$61,302
364,629	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	244,234
	Federal Home Loan Mortgage Corp. (FHLMC):
196,813	Series 2391, Class FJ, 0.753% due 4/15/28(a)(c)	198,283
279,614	Series 3037, Class BC, 4.500% due 2/15/20(a)	293,421
423,897	Series 3174, Class FM, 0.493% due 5/15/36(a)(c)	424,366
90,428	Structured Pass Through Securities, Series T-35, Class A, 0.533% due 9/25/31(a)(c)	85,699
134,607	Structured Pass Through Securities, Series T-62, Class 1A1, 1.552% due 10/25/44(a)(c)	135,175
26,407	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	29,216
	Federal National Mortgage Association (FNMA), REMICS:
17,580	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	19,393
48,344	Series 2005-120, Class NF, 0.353% due 1/25/21(a)(c)	48,226
192,684	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	213,683
	First Horizon Asset Securities Inc.:
8,166	Series 2003-AR2, Class 2A1, 2.838% due 7/25/33(a)(c)	8,035
26,079	Series 2003-AR4, Class 2A1, 2.706% due 12/25/33(a)(c)	25,793
12,650	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34(a)	12,750
	Government National Mortgage Association:
726,816	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	840,289
1,823,067	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	1,889,402
20,222	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.140% due 3/25/33(a)(c)	20,070
	Harborview Mortgage Loan Trust:
53,221	Series 2003-1, Class A, 3.089% due 5/19/33(a)(c)	53,950
64,718	Series 2005-2, Class 2A1A, 0.473% due 5/19/35(a)(c)	41,332
214,916	Series 2006-SB1, Class A1A, 1.192% due 12/19/36(a)(c)	114,723
25,385,000	JLOC Ltd., Series 36A, Class A1, 0.456% due 2/16/16(a)(b)(c)	248,183
102,836	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(c)	96,787
	JP Morgan Mortgage Trust:
33,782	Series 2003-A2, Class 3A1, 2.191% due 11/25/33(a)(c)	34,048
31,439	Series 2005-A1, Class 6T1, 5.022% due 2/25/35(a)(c)	32,015
	Merrill Lynch Mortgage Investors Inc.:
22,740	Series 2003-A2, Class 1A1, 2.574% due 2/25/33(a)(c)	21,926
162,297	Series 2005-2, Class 1A, 2.009% due 10/25/35(a)(c)	147,531
699,856	Series 2008-LAQA, Class A1, 0.792% due 7/09/21(a)(b)(c)	655,970
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4% — (continued)
$263,822	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.513% due 7/25/35(a)(c)	$249,145
	Puma Finance Ltd.:
305,523	Series G5, Class A1, 0.354% due 2/21/38(a)(b)(c)	291,833
104,976	Series P10, Class BA, 5.373% due 7/12/36(c)	97,998
362,236	Series P11, Class BA, 4.970% due 8/22/37(c)	337,127
137,937	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.403% due 2/25/47(a)(c)	70,036
	Residential Asset Securitization Trust:
53,519	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	40,020
117,899	Series 2006-R1, Class A2, 0.653% due 1/25/46(a)(c)(f)	54,306
	Structured Adjustable Rate Mortgage Loan Trust:
30,243	Series 2004-1, Class 4A1, 2.785% due 2/25/34(a)(c)	29,343
110,465	Series 2004-19, Class 2A1, 1.730% due 1/25/35(a)(c)	62,591
141,084	Series 2004-4, Class 3A2, 2.765% due 4/25/34(a)(c)	126,873
	Structured Asset Mortgage Investments Inc.:
156,611	Series 2005-AR2, Class 2A1, 0.483% due 5/25/45(a)(c)	105,076
164,988	Series 2005-AR8, Class A1A, 0.533% due 2/25/36(a)(c)	97,237
105,556	Series 2006-AR5, Class 1A1, 0.463% due 5/25/46(a)(c)	57,856
200,000	Series 2007-AR4, Class A3, 0.473% due 9/25/47(a)(c)	57,389
242,375	Series 2007-AR6, Class A1, 1.842% due 8/25/47(a)(c)	150,928
	Swan Trust:
343,244	Series 2006-1E, Class A1, 0.366% due 5/12/37(c)	333,481
441,314	Series 2006-1E, Class A2, 5.200% due 5/12/37(c)	412,420
513,990	Torrens Trust, Series 2007-1, Class A, 5.240% due 10/19/38(c)	485,426
	Wachovia Bank Commercial Mortgage Trust:
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(c)	967,021
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	528,207
460,021	Series 2006-WL7A, Class A1, 0.343% due 9/15/21(a)(b)(c)	437,382
66,821	WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.282% due 7/25/46(a)(c)	30,652
	WaMu Mortgage Pass Through Certificates:
18,057	Series 2003-AR5, Class A7, 2.698% due 6/25/33(a)(c)	17,378
138,919	Series 2005-AR13, Class A1A1, 0.543% due 10/25/45(a)(c)	118,399
240,060	Series 2006-AR13, Class 2A, 3.213% due 10/25/46(a)(c)	171,168
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4% — (continued)
		Washington Mutual Inc.:
$4,674		Series 2001-7, Class A, 1.655% due 5/25/41(a)(c)	$4,458
40,859		Series 2002-AR9, Class 1A, 1.742% due 8/25/42(a)(c)	36,544
1,675,182		Series 2003-AR9, Class 1A6, 2.707% due 9/25/33(a)(c)	1,627,350
146,647		Series 2006-AR4, Class 2A1A, 3.163% due 5/25/46(a)(c)	99,717

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $15,866,713)	15,667,359

CORPORATE BONDS & NOTES — 29.9%
Australia — 3.4%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	1,961,561
900,000		Macquarie Bank Ltd., Government Liquid Guaranteed Notes, 2.600% due 1/20/12(a)(b)	918,951
500,000		National Australia Bank, Subordinated Notes, 0.481% due 6/19/17(c)	488,983
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,315,926
1,600,000	AUD	Westpac Banking Corp., Government Liquid Guaranteed Notes, 4.000% due 3/19/12	1,513,993

		Total Australia	7,199,414

Bermuda — 0.4%
		Noble Group Ltd., Senior Unsecured Notes:
300,000		6.750% due 1/29/20(a)(b)	332,649
400,000		6.750% due 1/29/20	443,532

		Total Bermuda	776,181

Brazil — 0.2%
500,000		Banco Santander Brasil SA, Senior Unsecured Notes, 4.500% due 4/06/15(b)(d)	500,856

Canada — 1.4%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11(a)	1,390,658
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11(a)	1,481,120
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.496% due 5/03/12(a)(c)	189,065

		Total Canada	3,060,843

Cayman Islands — 0.5%
200,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(d)	217,000
400,000		Odebrecht Drilling Norbe VIII/IX Ltd., Senior Secured Notes, 6.350% due 6/30/21(b)(d)	408,000
300,000		Petrobras International Finance Co. — Pifco, Company Guaranteed Notes, 5.750% due 1/20/20(a)	325,458

		Total Cayman Islands	950,458

Chile — 0.1%
300,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.000% due 1/21/21(a)(b)	301,998

See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

France — 2.6%
$300,000	EUR	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 4.500% due 5/30/14	$420,117
300,000	EUR	BPCE SA, Junior Subordinated Notes, 6.117% due 10/29/49(c)	310,944
700,000	EUR	CM-CIC Covered Bonds, Covered Notes, 4.750% due 7/17/12	956,998
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	303,240
900,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/29/49(c)	1,091,239
1,600,000	EUR	Societe Generale Societe de Credit Fonciere, Covered Notes, 5.000% due 3/27/19	2,322,980

		Total France	5,405,518

Germany — 0.5%
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	976,573

India — 0.2%
400,000		Indian Oil Corp., Ltd., Bonds, 4.750% due 1/22/15	416,875

Ireland — 0.7%
		AK Transneft OJSC Via TransCapitalInvest Ltd., Secured Notes:
200,000		5.670% due 3/05/14(a)(b)	211,414
400,000		8.700% due 8/07/18(a)(b)	498,862
800,000		RZD Capital Ltd., Notes, 5.739% due 4/03/17	820,000

		Total Ireland	1,530,276

Japan — 0.2%
400,000		Resona Bank Ltd., Junior Subordinated Notes, 5.850% due 9/29/49(a)(b)(c)	400,300

Luxembourg — 0.3%
		TNK-BP Finance SA, Company Guaranteed Notes:
300,000		7.500% due 7/18/16(d)	329,250
300,000		7.875% due 3/13/18	334,500

		Total Luxembourg	663,750

Netherlands — 2.0%
500,000		Gazprom Via White Nights Finance BV, Secured Notes, 10.500% due 3/25/14	591,250
		ING Bank NV:
800,000	EUR	Covered Notes, 5.250% due 6/05/18	1,176,105
700,000		Senior Notes, 0.919% due 1/13/12(a)(b)(c)	699,733
1,687,544		SovRisc BV, Secured Notes, 5.250% due 4/30/11(b)(d)	1,724,184

		Total Netherlands	4,191,272

New Zealand — 0.7%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	221,785
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

New Zealand — 0.7% — (continued)
$1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/02/12(a)(b)	$1,239,090

		Total New Zealand	1,460,875

Norway — 1.1%
1,200,000	EUR	DnB NOR Boligkreditt, Covered Notes, 4.125% due 2/01/13	1,639,641
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17(a)	307,302
300,000		5.100% due 8/17/40(a)	310,321

		Total Norway	2,257,264

Qatar — 0.4%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	101,987
600,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19(d)	711,390

		Total Qatar	813,377

Sweden — 0.6%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 1.082% due 3/08/16(c)	260,436
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,096,507

		Total Sweden	1,356,943

United Kingdom — 3.2%
200,000		BP Capital Markets PLC, Company Guaranteed Notes, 2.750% due 2/27/12	202,240
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49	272,615
		HBOS PLC:
600,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	831,233
600,000		Senior Subordinated Notes, 6.750% due 5/21/18(a)(b)	575,592
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(c)(e)	187,408
		Lloyds TSB Bank PLC:
100,000		Bank Guaranteed Notes, 4.375% due 1/12/15(a)(b)	101,336
2,300,000		Government Liquid Guaranteed Notes, 2.800% due 4/02/12(a)(b)	2,358,705
300,000	CAD	National Grid PLC, Senior Unsecured Notes, 4.980% due 6/22/11(d)	296,654
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14(a)(b)	1,105,098
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(c)	561,251
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	106,101
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	103,652

		Total United Kingdom	6,701,885

United States — 11.4%
		American Express Bank FSB, Senior Unsecured Notes:
800,000		0.385% due 5/29/12(a)(c)	794,793
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States — 11.4% — (continued)
$800,000		0.403% due 6/12/12(a)(c)	$794,907
		American General Finance Corp., Senior Unsecured Notes:
600,000		0.564% due 8/17/11(a)(c)	561,128
200,000		5.625% due 8/17/11(a)	197,000
300,000		5.200% due 12/15/11(a)	292,500
1,000,000		6.900% due 12/15/17(a)	797,500
		American International Group Inc.:
		Junior Subordinated Notes:
800,000	EUR	8.000% due 5/22/38(c)	969,990
1,000,000	EUR	4.875% due 3/15/67(c)	964,775
600,000	GBP	5.750% due 3/15/67(c)	733,724
100,000,000	JPY	Senior Unsecured Notes, 0.326% due 4/03/12(c)	1,173,166
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/05/17	1,073,680
		Bank of America Corp.:
600,000		Senior Unsecured Notes, 0.793% due 9/11/12(a)(c)	593,397
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17(c)	1,088,376
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11(a)	103,572
500,000		CIT Group Inc., Senior Secured Notes, 7.000% due 5/01/13(a)	503,125
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18(a)	304,181
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11(a)	205,955
600,000		Dow Chemical Co., Senior Unsecured Notes, 2.536% due 8/08/11(a)(c)	607,552
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)(b)	412,895
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	1,039,620
		Goldman Sachs Group Inc., Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,235,754
200,000		0.740% due 3/22/16(a)(c)	188,275
500,000	AUD	5.313% due 4/12/16(c)	447,617
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12(a)	282,000
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15(a)	330,293
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(f)	286,000
600,000		6.875% due 5/02/18(f)	140,250
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	536,250
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
650,000		5.750% due 7/15/14(a)	697,938
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States — 11.4% — (continued)
$1,000,000		5.900% due 12/01/16(a)	$1,080,000
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	1,082,162
600,000		Merrill Lynch & Co., Inc., Senior Unsecured Notes, 0.523% due 6/05/12(a)(c)	592,502
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/01/13(a)	99,315
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	1,097,500
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18(a)	548,516
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,255,804

		Total United States	24,112,012

		TOTAL CORPORATE BONDS & NOTES (Cost — $59,824,591)	63,076,670

MORTGAGE-BACKED SECURITIES — 4.8%

FNMA — 4.7%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(c)	773,871
997,494		5.700% due 8/1/18 (a)(c)	1,117,172
258,210		2.733% due 11/1/34 (a)(c)	270,371
441,660		6.500% due 8/1/37 (a)	488,237
7,000,000		4.000% due 12/1/39 (a)(g)	7,110,467
119,923		7.000% due 10/1/48 (a)	132,309

		TOTAL FNMA	9,892,427

GNMA — 0.1%
247,956		Government National Mortgage Association II (GNMA), 6.000% due 9/23/38 (a)	266,214

		TOTAL GNMA	266,214

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $9,948,412)	10,158,641

MUNICIPAL BONDS — 1.1%
United States — 1.1%
200,000		Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47(a)	139,560
1,500,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)	1,501,590
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

United States — 1.1% — (continued)
$200,000	Municipal Electric Authority of Georgia, Build America Bonds Project, 6.655% due 4/1/57(a)	$195,664
200,000	New York City Transitional Finance Authority, Build America Bonds Project, 5.508% due 8/1/37(a)	195,266
300,000	Philadelphia School District, Build America Bonds Project, 6.765% due 6/1/40(a)	295,146
100,000	Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.000% due 8/1/54(a)	5,605
100,000	Tobacco Settlement Financing Corp., New Jersey, Series 1A, 5.000% due 6/1/41(a)	63,570

	Total United States	2,396,401

	TOTAL MUNICIPAL BONDS (Cost — $2,503,569)	2,396,401

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.3%
U.S. GOVERNMENT OBLIGATIONS — 11.0%
16,200,000	U.S. Treasury Notes, 1.875% due 10/31/17(a)	15,940557
	U.S. Treasury Inflation Indexed Bonds:
108,318	2.375% due 1/15/27(a)(h)	125,378
4,171,422	2.500% due 1/15/29(a)(h)	4,939,552
132,876	3.875% due 4/15/29(a)(h)	185,466
909,576	2.125% due 2/15/40(a)	1,013,680
1,001,620	U.S. Treasury Notes, Inflation Indexed, 1.250% due 7/15/20(a)	1,054,987

	TOTAL U.S. GOVERNMENT OBLIGATIONS	23,259,620

U.S. GOVERNMENT AGENCIES — 0.3%
600,000	Tennessee Valley Authority, 5.250% due 9/15/39(a)	664,197

	TOTAL U.S. GOVERNMENT AGENCIES	664,197

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $24,102,925)	23,923,817

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $211,556,096)	216,373,743

See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SHORT-TERM INVESTMENTS — 7.5%

MUNICIPAL BOND — 0.8%
$1,600,000		State of Illinois, 1.823% due 1/1/11 (Cost — $1,600,000)	$1,600,000

REPURCHASE AGREEMENTS — 2.5%
5,400,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 11/30/10, 0.260% due 12/1/10, Proceeds at maturity - $5,400,039; (Fully collateralized by U.S. Treasury Bond 1.375% due 9/15/12; Market Value — $5,523,409)(i) (Cost - $5,400,000)	5,400,000

TIME DEPOSITS- 4.2%
		BBH — Grand Cayman:
18,959,998	JPY	0.005% due 12/1/10	226,903
94,106	DKK	0.050% due 12/1/10	16,459
118,842	EUR	0.060% due 12/1/10	154,940
173,936	GBP	0.083% due 12/1/10	270,958
1,558	CAD	0.210% due 12/1/10	1,518
185,979	SEK	0.217% due 12/1/10	26,521
123	NZD	2.200% due 12/1/10	92
63,185	AUD	3.892% due 12/1/10	60,696
1,201,458		HSBC Bank — Grand Cayman, 0.030% due 12/1/10	1,201,458
7,005,724		Wells Fargo — Grand Cayman, 0.030% due 12/1/10	7,005,724

		TOTAL TIME DEPOSITS (Cost — $8,965,269)	8,965,269

		TOTAL SHORT-TERM INVESTMENTS (Cost — $15,965,269)	15,965,269

		TOTAL INVESTMENTS — 109.9% (Cost — $227,521,365 #)	232,339,012

		Liabilities in Excess of Other Assets — (9.9%)	(20,992,826)

		TOTAL NET ASSETS — 100.0%	$211,346,186

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(d)	Illiquid Security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(f)	Security is currently in default.

(g)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

DKK	—	Danish Krone

EUR	—	Euro Dollar

FHLMC	—	Federal Home Loan Mortgage Association

FNMA	—	Federal National Mortgage Association
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

JPY	—	Japanese Yen

NOK	—	Norwegian Krone

NZD	—	New Zealand Dollar

Summary of Investments by Security Type^

Sovereign Bonds	42.8%
Corporate Bonds & Notes	27.2
U.S. Government & Agency Obligations	10.3
Collateralized Mortgage Obligations	6.7
Mortgage-Backed Securities	4.4
Municipal Bonds	1.0
Asset-Backed Securities	0.7
Short-Term Investments	6.9

100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United States
6,600,000		Swaption, 3-Month USD-LIBOR, Put	12/1/10	$4.00	$1
5,800,000		Swaption, 3-Month USD-LIBOR, Put	12/1/10	4.00	0
4,500,000		Swaption, 3-Month USD-LIBOR, Call	12/13/10	2.25	0
600,000		Swaption, 3-Month USD-LIBOR, Call	12/13/10	2.75	1,064
3,900,000		Swaption, 3-Month USD-LIBOR, Put	12/13/10	2.75	88,872
1,300,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	10,456
1,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	12,065
2,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	16,589
2,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	16,589
800,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	5,888
9,000,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	66,245
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	2,688

		Total United States			$220,457

		TOTAL OPTIONS WRITTEN (Premiums received — $304,277)			$220,457

See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$1,000,000	6.000% due 12/01/40 (a)	$1,088,282

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $1,084,531)	$1,088,282

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

MUNICIPAL BONDS — 94.1%
Alaska — 2.3%
$1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$2,018,642

California — 6.6%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,153,820
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NPFG-Insured, 5.250% due 7/1/19	1,098,940
1,000,000	Baa1(b)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	925,220
1,000,000	AA-	San Francisco, CA, City & County Public Utilities Commission, Sub-Series D, 5.000% due 11/1/19	1,168,120
1,230,000	Aa1(b)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Insured, 5.000% due 8/1/26	1,317,576

		Total California	5,663,676

Colorado — 4.4%
1,000,000	AA+	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,198,670
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,567,170

		Total Colorado	3,765,840

District of Colombia — 1.3%
1,075,000	AA+	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(c)	1,127,869

Florida — 5.2%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,032,340
1,000,000	AA-	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,089,730
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,087,190
1,075,000	A	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NPFG-Insured, 5.000% due 5/1/23	1,090,899
195,000	AA-	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(a)	213,348

		Total Florida	4,513,507

Georgia — 2.6%
2,000,000	AA+	Augusta, GA, Water & Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,205,460

Hawaii — 0.6%
535,000	AA+	Maui County, HI, GO, Series A, 5.500% due 3/1/15(a)	539,317

Illinois — 8.9%
		Chicago, IL:
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Insured, 5.250% due 12/1/20	1,117,880
1,000,000	AA+	Housing Authority Capital Program Revenue, Refunding, AGM-Insured, 5.000% due 7/1/14	1,091,850
		Illinois Finance Authority Revenue:
1,095,000	A3(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,206,843
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	1,898,820

1,025,000	AA+	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25(a)	1,209,039
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Illinois — 8.9% — (continued)
$1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NPFG-Insured, 5.500% due 4/1/19	$1,143,350

		Total Illinois	7,667,782

Indiana — 1.2%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,003,770

Kansas — 1.4%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,165,035

Massachusetts — 4.4%
1,400,000	AA	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,660,484
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,083,840
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,016,770

		Total Massachusetts	3,761,094

Michigan — 2.0%
1,750,000	AA+	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,740,638

Minnesota — 0.7%
587,916	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	633,515

Nevada — 1.8%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Insured, 4.750% due 11/1/24	1,554,195

New Jersey — 10.3%
1,000,000	Aa3(b)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,192,680
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,516,695
		New Jersey State:
1,340,000	Aa2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,648,053
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,137,810
3,000,000	AA+	Turnpike Authority, Refunding, Series A, AGM-Insured, 5.250% due 1/1/27	3,335,640

		Total New Jersey	8,830,878

New Mexico — 1.4%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG-Insured, 5.000% due 6/1/29	1,211,835

New York — 5.5%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,461,281
1,000,000	AA	Series D, 5.000% due 11/1/27	1,052,110
		New York State:
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(e)	1,057,440
1,100,000	AA+	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/01/14	1,183,237
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

New York — 5.5% — (continued)

		Total New York	$4,754,068

North Carolina — 1.2%
$1,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	1,032,150

Oregon — 4.3%
1,000,000	AA+	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,043,330
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Subseries Twenty C, AMT, 5.000% due 7/1/16(c)	1,103,080
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,520,682

		Total Oregon	3,667,092

Pennsylvania — 2.7%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,361,300

Tennessee — 1.0%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	906,490

Texas — 12.0%
2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,040,120
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,097,100
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1,069,780
2,575,000	AAA	5.250%, due 4/1/26	2,982,803
1,000,000	A+	University of North Texas, University Revenue, Financing System, Prerefunded 4/15/12 @ 100, FGIC & NPFG-Insured, 5.000% due 4/15/18(a)	1,060,640
1,000,000	AA+	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,062,120

		Total Texas	10,312,563

Virginia — 2.0%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,705,233

Washington — 8.8%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,591,185
2,000,000	AA+	King County, Washington School District No 210 Federal Way, FGIC, NPFG-Insured & School Bond Guarantee, 5.000% due 12/1/23	2,169,200
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,212,140
1,500,000	AA-	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,644,495

		Total Washington	7,617,020

Wisconsin — 1.5%
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,255,245

		TOTAL MUNICIPAL BONDS (Cost — $78,717,664)	81,014,214

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $78,717,664)	81,014,214

See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 5.0%
TIME DEPOSITS- 5.0%
$1,390,637	Bank of America — Toronto, 0.030% due 12/1/10	$1,390,637
2,882,434	Wells Fargo — Grand Cayman, 0.030% due 12/1/10	2,882,434

	TOTAL TIME DEPOSITS (Cost — $4,273,071)	4,273,071

	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,273,071)	4,273,071

	TOTAL INVESTMENTS — 99.1% (Cost — $82,990,735 #)	85,287,285

	Other Assets in Excess of Liabilities — 0.9%	797,444

	TOTAL NET ASSETS — 100.0%	$86,084,729

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	Ambac Assurance Corporation

AMT	—	Alternative Minimum Tax

COP	—	Certificate of Participation

FGIC	—	Financial Guarantee Insurance Company

FNMA	—	Federal National Mortgage Association

FSA	—	Financial Security Assurance

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

HEFA	—	Health & Education Facility Authority

NPFG	—	National Public Finance Guarantee Corp.

XLCA	—	XL Capital Assurance Inc.
See pages 123 to 125 for definition of ratings.
Summary of Investments by Industry^

Education	22.7%
General Obligation	21.5
Transportation	16.7
Health Care Providers & Services	10.7
Utilities	8.4
Development	3.8
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)

Water and Sewer	2.8
Airport	2.6
Public Facilities	2.6
Housing	2.0
Power	1.2
Short-Term Investments	5.0
100.0%

^	As a percentage of total investments.
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.9%
CERTIFICATES OF DEPOSIT — 7.1%
$1,000,000	Banco Bilbao Vizcaya Argentaria, 0.358% due 1/28/11(a)	$1,000,000
3,000,000	Bank of Montreal, 0.230% due 2/2/11	3,000,000
3,000,000	Fortis Bank SA/NV — New York NY, 0.290% due 1/12/11	3,000,000
1,000,000	Lloyds TSB Bank PLC/New York NY, 0.330% due 2/28/11	1,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $8,000,000)	8,000,000

COMMERCIAL PAPER — 49.3%
2,400,000	Alpine Securitization Corp., 0.240% due 12/8/10(b)(c)	2,399,888
3,000,000	Amsterdam Funding Corp., 0.260% due 12/14/10(b)(c)	2,999,718
2,000,000	Atlantic Asset Securitization LLC, 0.280% due 1/7/11(b)(c)	1,999,424
5,600,000	Atlantis One Funding, 0.230% due 12/1/10(b)(c)	5,600,000
5,000,000	Autobahn Funding Co. LLC, 0.250% due 12/1/10(b)(c)	5,000,000
2,000,000	Bank of Nova Scotia, 0.245% due 1/5/11(b)	1,999,524
	Crown Point Capital Co. LLC:
1,500,000	0.400% due 12/2/10(b)(c)	1,499,984
1,000,000	0.400% due 1/11/11(b)(c)	999,544
1,750,000	Falcon Asset Securitization Co. LLC, 0.270% due 1/24/11(b)(c)	1,749,291
3,000,000	Gemini Securitization Corp. LLC, 0.280% due 1/11/11(b)(c)	2,999,043
1,300,000	ING (US) Funding LLC, 0.250% due 1/28/11(b)	1,299,476
2,000,000	JPMorgan Chase & Co., 0.250% due 2/22/11(b)	1,998,847
2,500,000	Jupiter Securitization Co. LLC, 0.250% due 1/10/11(b)(c)	2,499,306
	Mont Blanc Capital Corp.:
3,000,000	0.270% due 1/6/11(b)(c)	2,999,190
2,000,000	0.290% due 1/10/11(b)(c)	1,999,356
2,000,000	Old Line Funding Corp., 0.250% due 1/21/11(b)(c)	1,999,292
3,000,000	RBS Holdings USA Inc., 0.330% due 12/1/10(b)(c)	3,000,000
2,000,000	Solitaire Funding LLC, 0.260% due 12/3/10(b)(c)	1,999,971
1,000,000	Surrey Funding Corp., 0.320% due 1/5/11(b)(c)	999,689
3,000,000	Thames Asset Global Securization No. 1 Inc., 0.280% due 1/20/11(b)(c)	2,998,833
3,000,000	UBS Finance Delaware LLC, 0.310% due 4/5/11(b)	2,996,771
2,000,000	Westpac Trust Securities NZ Ltd., 0.300% due 1/10/11(b)(c)	1,999,333
	Windmill Funding Corp.:
1,000,000	0.260% due 1/4/11(b)(c)	999,755
1,000,000	0.260% due 1/5/11(b)(c)	999,747

	TOTAL COMMERCIAL PAPER (Cost — $56,035,982)	56,035,982

U.S. GOVERNMENT AGENCIES — 29.6%
	Federal Home Loan Bank (FHLB):
3,000,000	0.210% due 3/14/11	2,999,818
1,500,000	0.750% due 7/8/11	1,503,018
	Federal Home Loan Bank (FHLB), Discount Notes:
345,000	0.070% due 12/1/10(b)	345,000
2,000,000	0.160% due 1/5/11(b)	1,999,689
3,000,000	0.165% due 2/2/11(b)	2,999,134
3,500,000	0.163% due 2/4/11(b)	3,498,970
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
3,270,000	0.160% due 12/6/10(b)	3,269,928
6,000,000	0.140% due 1/10/11(b)	5,999,068
3,000,000	0.140% due 1/24/11(b)	2,999,370
3,000,000	0.220% due 2/22/11(b)	2,998,478
1,000,000	0.200% due 4/20/11(b)	999,222
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA), Discount Notes:
$1,000,000	0.190% due 1/26/11(b)	$999,704
3,000,000	0.180% due 2/14/11(b)	2,998,875

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $33,610,274)	33,610,274

TIME DEPOSITS — 0.8%
5,097	BBH — Grand Cayman, 0.030% due 12/1/10	5,097
918,181	Wells Fargo — Grand Cayman, 0.030% due 12/1/10	918,181

	TOTAL TIME DEPOSITS (Cost — $923,278)	923,278

U.S. GOVERNMENT OBLIGATIONS — 14.1%
16,000,000	U.S. Treasury Bill, 0.130% due 1/13/11(b) (Cost — $15,997,508)	15,997,508

	TOTAL SHORT-TERM INVESTMENTS (Cost — $114,567,042)	114,567,042

	TOTAL INVESTMENTS — 100.9% (Cost — $114,567,042 #)	114,567,042

	Liabilities in Excess of Other Assets — (0.9)%	(1,015,701)

	TOTAL NET ASSETS — 100.0%	$113,551,341

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(b)	Rate shown represents yield-to-maturity.

(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

PLC	—	Public Limited Company
See Notes to Financial Statements.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Each Fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.
Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers will be valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.
Portfolio securities traded in the over the counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations will be determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less will be valued at cost. Term repurchase agreements maturing in more than seven days will be valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by the Manager.
When market quotations are not readily available or are determined to be unreliable by the Trust’s Valuation Committee, the Funds will price such securities pursuant to fair value procedures adopted by the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV. The Board has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.
The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 —Fair Value Measurement and Disclosures (“ASC 820”), effective September 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:
Level 1— unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$334,575,343	$334,575,343	$—	$—
Consumer Staples	23,290,238	23,290,238	—	—
Energy	177,403,982	177,403,982	—	—
Financials	115,099,270	115,099,270	—	—
Health Care	195,890,591	195,890,591	—	—
Industrials	228,621,995	228,621,995	—	—
Information Technology	537,133,455	537,133,455	—	—
Materials	58,249,571	58,249,571	—	—
Telecommunication Services	40,029,774	40,029,774	—	—
Short-term:
Money Market Fund	27,193,239	27,193,239	—	—
Time Deposits	27,498,233	—	27,498,233	—
U.S. Government Agency	1,584,997	—	1,584,997	—

Total — Investments, at value	$1,766,570,688	$1,737,487,458	$29,083,230	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$61,557,155	$61,557,155	$—	$—
Consumer Staples	151,916,891	151,916,891	—	—
Energy	189,271,261	189,271,261	—	—
Financials	190,010,927	190,010,927	—	—
Health Care	160,730,897	160,730,897	—	—
Industrials	135,025,351	135,025,351	—	—
Information Technology	141,786,816	141,786,816	—	—
Materials	31,574,959	31,574,959	—	—
Telecommunication Services	45,619,310	45,619,310	—	—
Utilities	50,464,805	50,464,805	—	—
Warrants:
Financials	5,103,000	5,103,000	—	—
Short-term:
Money Market Fund	37,136,096	37,136,096	—	—
Time Deposits	17,469,134	—	17,469,134	—

Total — Investments, at value	$1,217,666,602	$1,200,197,468	$17,469,134	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$50,640,921	$50,640,921	$—	$—
Consumer Staples	3,733,634	3,733,634	—	—
Energy	32,977,706	32,977,706	—	—
Financials	7,884,295	7,884,295	—	—
Health Care	56,510,797	56,510,797	—	—
Industrials	51,195,494	51,195,494	—	—
Information Technology	100,241,989	100,241,989	—	—
Materials	7,907,633	7,907,633	—	—
Short-term:
Money Market Fund	39,903,041	39,903,041	—	—
Time Deposits	8,263,562	—	8,263,562	—

Total — Investments, at value	$359,259,072	$350,995,510	$8,263,562	$—

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$37,732,644	$37,732,644	$—	$—
Consumer Staples	15,046,946	15,046,946	—	—
Energy	13,125,243	13,125,243	—	—
Financials	33,179,591	33,179,591	—	—
Health Care	8,965,480	8,965,480	—	—
Industrials	48,539,528	48,539,528	—	—
Information Technology	20,222,029	20,222,029	—	—
Materials	38,535,534	38,535,534	—	—
Telecommunication Services	492,082	492,082	—	—
Utilities	10,740,867	10,740,867	—	—
Short-term:
Commercial Paper	469,997	—	469,997	—
Money Market Fund	16,289,115	16,289,115	—	—
Time Deposits	3,184,260	—	3,184,260	—

Total — Investments, at value	$246,523,316	$242,869,059	$3,654,257	$—

International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$142,564,309	$142,500,000	$64,222	$87
Japan	104,838,956	104,838,956	—	—
France	74,125,734	74,125,734	—	—
Germany	69,323,230	69,323,230	—	—
Switzerland	67,607,149	67,607,149	—	—
Hong Kong	43,348,031	43,348,031	—	—
Brazil	36,307,438	36,307,438	—	—
Canada	33,578,143	33,578,143	—	—
China	32,205,394	32,205,394	—	—
Other Countries	218,119,406	218,119,406	—	—
Preferred Stocks:
Germany	7,628,758	7,628,758	—	—
Rights:
China	181,205	181,205	—	—
Units:
Brazil	4,072,405	4,072,405	—	—
Warrants:
Luxembourg	3,626,707	—	3,626,707	—
Short-term:
Money Market Fund	23,761,556	23,761,556	—	—
Time Deposits	21,195,510	—	21,195,510	—

Total — Investments, at value	$882,483,931	$857,597,405	$24,886,439	$87

Other Financial Instruments
Forward Foreign Currency Contracts	$(605,043)	$—	$(605,043)	$—

Total — Other Financial Instruments	$(605,043)	$—	$(605,043)	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$135,821,848	$135,821,848	$—	$—
South Korea	111,418,399	111,418,399	—	—
China	89,383,796	89,383,796	—	—
South Africa	68,843,610	68,843,610	—	—
Russia	68,326,196	62,142,199	6,183,997	—
Taiwan	53,453,897	47,600,765	5,853,132	—
Mexico	51,579,738	51,579,738	—	—
Turkey	41,747,076	41,747,076	—	—
Hong Kong	36,459,242	36,459,242	—	—
Other Countries	149,447,524	145,231,049	4,216,475	—
Preferred Stocks:
Brazil	29,656,442	29,656,442	—	—
South Korea	1,101,166	1,101,166	—	—
Russia	435,359	—	435,359	—
Exchange-Traded Securities (ETFs):
United States	8,247,320	8,247,320	—	—
Rights:
China	576,196	576,196	—	—
Short-term:
Money Market Fund	43,220,531	43,220,531	—	—
Time Deposits	27,432,748	—	27,432,748	—

Total — Investments, at value	$917,151,088	$873,029,377	$44,121,711	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$(60,675)	$—	$(60,675)	$—
Futures Contracts	159,372	159,372	—	—

Total — Other Financial Instruments	$98,697	$159,372	$(60,675)	$—

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$327,629,266	$—	$327,629,266	$—
Asset-Backed Securities	10,643,583	—	10,643,583	—
Collateralized Mortgage Obligations	153,156,024	—	153,156,024	—
Corporate Bonds & Notes	252,969,340	—	252,969,340	—
Municipal Bonds	19,513,124	—	19,513,124	—
Sovereign Bonds	19,594,987	—	19,594,987	—
U.S. Government & Agency Obligations	199,291,281	—	199,291,281	—
Common Stocks:
Energy	4,388	—	4,388	—
Convertible Preferred Stocks:
Consumer Discretionary	175,127	—	175,127	—
Warrants:
Energy	1,151	—	1,151	—
Short-term:
Commercial Paper	4,514,443	—	4,514,443	—
Corporate Note	5,130	—	5,130	—
Money Market Fund	83,190	83,190	—	—
Municipal Bond	1,200,000	—	1,200,000	—
Repurchase Agreements	65,300,000	—	65,300,000	—
Sovereign Bonds	1,050,998	—	1,050,998	—
Time Deposits	26,622,548	—	26,622,548	—
U.S. Government Agencies	6,235,286	—	6,235,286	—
U.S. Government Obligations	14,507,356	—	14,507,356	—

Total — Investments, at value	$1,102,497,222	$83,190	$1,102,414,032	$—

Other Financial Instruments
Credit Default Swaps	$882,872	$—	$882,872	$—
Forward Foreign Currency Contracts	58,264	—	58,264	—
Forward Sale Commitments	(21,628,285)	—	(21,628,285)	—
Futures Contracts	(15,809)	(15,809)	—	—
Interest Rate Swaps	102,381	—	102,381	—
Options Written	(264,033)	(62,644)	(201,389)	—

Total — Other Financial Instruments	$(20,864,610)	$(78,453)	$(20,786,157)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$176,319,586	$—	$176,319,586	$—
Hotels, Restaurants & Leisure	14	—	—	14
Collateralized Mortgage Obligations	12,052	—	12,052	—
Common Stocks:
Consumer Discretionary	551,102	200,617	350,485	—
Energy	31,762	—	31,762	—
Financials
Real Estate Investment Trusts (REITs)	9,721	—	—	9,721
Industrials	43,675	—	43,675	—
Information Technology
Computer Peripherals	158	—	—	158
Materials	198,888	198,888	—	—
Preferred Stocks:
Financials	1,340,394	1,089,144	251,250	—
Information Technology	—
Computer Peripherals	36	—	—	36
Convertible Preferred Stocks:
Consumer Discretionary	1,136,690	—	1,136,690	—
Financials	3,015,307	3,015,307	—	—
Warrants:
Consumer Discretionary	2,493	—	2,493	—
Hotels, Restaurants & Leisure	1	—	—	1
Energy	8,320	—	8,320	—
Industrials	7,000	—	7,000	—
Short-term:
Money Market Fund	4,747,454	4,747,454	—	—
Time Deposits	12,729,985	—	12,729,985	—

Total — Investments, at value	$200,154,638	$9,251,410	$190,893,298	$9,930

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$28,931,932	$—	$28,931,932	$—
France	15,315,879	—	15,315,879	—
Japan	13,657,242	—	13,657,242	—
Italy	11,133,009	—	11,133,009	—
Canada	10,318,308	—	10,318,308	—
Belgium	6,019,057	—	6,019,057	—
Netherlands	4,927,888	—	4,927,888	—
Qatar	2,296,000	—	2,296,000	—
Norway	2,190,617	—	2,190,617	—
Other Countries	4,736,406	—	4,736,406	—
Asset-Backed Securities	1,624,517	—	1,624,517	—
Collateralized Mortgage Obligations	15,667,359	—	15,667,359	—
Corporate Bonds & Notes
United States	24,112,012	—	24,112,012	—
Australia	7,199,414	—	7,199,414	—
Britain	6,701,885	—	6,701,885	—
France	5,405,518	—	5,405,518	—
Netherlands	4,191,272	—	4,191,272	—
Canada	3,060,843	—	3,060,843	—
Norway	2,257,264	—	2,257,264	—
Ireland	1,530,276	—	1,530,276	—
New Zealand	1,460,875	—	1,460,875	—
Other Countries	7,157,311	—	7,157,311	—
Mortgage-Backed Securities	10,158,641	—	10,158,641	—
Municipal Bonds	2,396,401	—	2,396,401	—
U.S. Government & Agency Obligations	23,923,817	—	23,923,817	—
Short-term:
Municipal Bond	1,600,000	—	1,600,000	—
Repurchase Agreements	5,400,000	—	5,400,000	—
Time Deposits	8,965,269	—	8,965,269	—

Total — Investments, at value	$232,339,012	$—	$232,339,012	$—

Other Financial Instruments
Credit Default Swaps	$610,937	$—	$610,937	$—
Forward Foreign Currency Contracts	4,204,570	—	4,204,570	—
Forward Sale Commitments	(1,088,282)	—	(1,088,282)	—
Futures Contracts	(149,404)	(149,404)	—	—
Interest Rate Swaps	623,247	—	623,247	—
Options Written	(220,457)	—	(220,457)	—

Total — Other Financial Instruments	$3,980,611	$(149,404)	$4,130,015	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$81,014,214	$—	$81,014,214	$—
Short-term:
Time Deposits	4,273,071	—	4,273,071	—

Total — Investments, at value	$85,287,285	$—	$85,287,285	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$8,000,000	$—	$8,000,000	$—
Commercial Paper	56,035,982	—	56,035,982	—
Time Deposits	923,278	—	923,278	—
U.S. Government Agencies	33,610,274	—	33,610,274	—
U.S. Government Obligations	15,997,508	—	15,997,508	—

Total — Investments, at value	$114,567,042	$—	$114,567,042	$—

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2009, through November 30, 2010:

		Collateralized		Corporate
		Mortgage	Common	Bonds &		Preferred
	Total	Obligations	Stocks	Notes	Warrants	Stocks

International Equity Investments
Balance as of August 31, 2010	$85	$—	$85	$—	$—	$—
Change in unrealized appreciation (depreciation)	2	—	2	—	—	—
Balance as of November 30, 2010	$87	$—	$87	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2010	$2	$—	$2	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2010	$52,451	$52,451	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	$(1,531)	(1,856)	—	325	—	—
Transfers in and/or out of Level 3	(50,920)	(50,595)	—	(325)	—	—
Balance as of November 30, 2010	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2010	$—	$—	$—	$—	$—	$—

High Yield Investments
Balance as of August 31, 2010	$9,930	$—	$9,879	$14	$1	$36
Balance as of November 30, 2010	$9,930	$—	$9,879	$14	$1	$36
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2010	$—	$—	$—	$—	$—	$—

(b) Accounting for Derivative Instruments. In August 2009, the Funds adopted the FASB ASC 815-10-15-2 and ASC 815-10-65-1, Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB ASC 815 (“ASC 815-10-15-2 and ASC 815-10-65-1”). ASC 815-10-15-2 and ASC 815-10-65-1 establish disclosure requirements for derivative instruments and hedging activities. ASC 815-10-15-2 and ASC 815-10-65-1 require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
In September 2008, FASB Staff Position ASC 815-10, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460-10; and Clarification of the Effective Date of FASB ASC 815-10-15-2 and ASC 815-10-65-1” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. The Funds adopted this amendment in May 2009.
All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.
Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:
(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.
(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.
(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The initial market value of the collateral received is at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. If the value of the collateral falls below 102% of the market value of the loaned securities (105% for foreign equity securities), it will be adjusted the following day. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or Money Market Investments. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At November 30, 2010, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:
Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held
Large Capitalization Growth Investments	$26,423,756	$27,193,239
Large Capitalization Value Equity Investments	35,817,813	37,136,096
Small Capitalization Growth Investments	38,756,806	39,903,041
Small Capitalization Value Equity Investments	15,768,373	16,289,115
International Equity Investments	22,664,962	23,761,556
Emerging Markets Equity Investments	42,054,579	43,220,531
Core Fixed Income Investments	79,708	83,190
High Yield Investments	4,576,317	4,747,454

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and will realize the gain or loss at the time the transaction is entered into on these transactions.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.
(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.
Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.
The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2010 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).
(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.
2. Investments
At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$389,680,040	$(17,828,278)	$371,851,762
Large Capitalization Value Equity Investments	171,216,590	(37,867,738)	133,348,852
Small Capitalization Growth Investments	91,925,030	(6,575,948)	85,349,082
Small Capitalization Value Equity Investments	77,455,648	(4,974,842)	72,480,806
International Equity Investments	153,983,008	(21,876,264)	132,106,744
Emerging Markets Equity Investments	254,326,887	(8,651,455)	245,675,432
Core Fixed Income Investments	41,486,270	(24,759,761)	16,726,509
High Yield Investments	15,983,569	(6,180,430)	9,803,139
International Fixed Income Investments	11,185,430	(6,367,783)	4,817,647
Municipal Bond Investments	2,973,965	(677,415)	2,296,550
At November 30, 2010, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open future contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	77	12/10	$2,928,906	$159,217
Hang Seng China Enterprises Index	53	12/10	4,386,522	(20,868)
MSCI Taiwan Stock Index December Futures	97	12/10	2,898,360	21,023

Net Unrealized Gain on Open Futures Contracts				$159,372

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate June Futures	58	6/11	$18,669,961	$(3,227)
90-Day Eurodollar December Futures	38	12/11	9,425,425	8,550
90-Day Eurodollar March Futures	65	3/11	16,156,562	(33,925)
Euro-Bund December Futures	15	12/10	2,503,591	(47,521)
U.S. Ultra Bond March Futures	23	3/11	3,038,875	36,000

				(40,123)

Contracts to Sell:
90-Day Eurodollar December Futures	38	12/12	9,376,025	(32,850)
U.S. Treasury 10-Year Note March Futures	128	3/11	15,886,001	59,703
U.S. Treasury 2-Year Note March Futures	46	3/11	10,091,250	(6,781)
U.S. Treasury 5-Year Note December Futures	17	12/10	2,050,625	13,211
U.S. Treasury 5-Year Note March Futures	52	3/11	6,232,281	(4,523)
U.S. Treasury Long Bond March Futures	5	3/11	636,406	(3,321)
U.S. Ultra Bond December Futures	1	12/10	133,500	(1,125)

				24,314

Net Unrealized (Loss) on Open Futures Contracts				$(15,809)

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
90-Day Eurodollar March Futures	25	3/11	$6,214,063	$(8,863)
Euro-Bund December Futures	29	12/10	4,840,276	(91,875)
Japan Government 10-Year Bond December Futures	13	12/10	21,916,108	(103,160)
U.S. Treasury 10-Year Note March Futures	3	3/11	372,328	516
United Kingdom Long Gilt March Futures	35	3/11	6,592,921	53,978

Net Unrealized (Loss) on Open Futures Contracts				$(149,404)

During the period ended November 30, 2010, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2010	45,800,088	$330,175
Options written	15,500,423	355,670
Options closed	(2,900,396)	(211,002)
Options expired	(16,500,001)	(82,797)

Options written, outstanding at November 30, 2010	41,900,114	$392,046

	Number of	Premiums
International Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2010	25,800,000	$195,126
Options written	19,400,186	227,893
Options closed	(600,186)	(99,632)
Options expired	(2,600,000)	(19,110)

Options written, outstanding at November 30, 2010	42,000,000	$304,277

At November 30, 2010, International Equity Investment, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:
International Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Euro	9,266,700	SSB	$12,078,897	1/25/11	$(524,000)

Contracts to Sell:
Euro	9,266,700	SSB	(12,078,897)	1/25/11	(161,504)
Mexican Peso	82,055,200	SSB	(6,478,482)	5/24/11	80,461

					(81,043)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(605,043)

Emerging Markets Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
New Taiwan Dollar	71,070,000	BOA	$2,332,285	12/17/10	$(8,624)
South African Rand	20,621,700	SCB	2,901,501	12/17/10	(52,051)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(60,675)

Core Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	2,752,647	HSBC	$1,605,042	12/2/10	$(39,311)
Indian Rupee	28,488,060	HSBC	616,721	1/12/11	10,721
Indian Rupee	14,422,860	BCLY	312,232	1/12/11	5,232
Korean Won	1,958,736,000	HSBC	1,686,370	1/19/11	(65,630)
Korean Won	662,400,000	BCLY	569,069	5/9/11	(20,622)
Korean Won	305,000,000	HSBC	262,026	5/9/11	(9,664)
Korean Won	533,813,600	GSC	458,601	5/9/11	(11,803)
Korean Won	1,241,000,000	JPM	1,066,146	5/9/11	(28,179)
Korean Won	743,000,000	RBS	638,313	5/9/11	(18,424)
Malaysian Ringgit	27,770	DUB	8,730	2/7/11	(217)
Malaysian Ringgit	10,000	BCLY	3,144	2/7/11	(75)
New Taiwan Dollar	9,952,000	UBS	326,819	1/14/11	12,826
New Taiwan Dollar	11,938,000	JPM	392,038	1/14/11	14,014
New Taiwan Dollar	13,368,680	DUB	439,021	1/14/11	9,414
Singapore Dollar	1,944,333	DUB	1,472,176	6/9/11	(19,608)
Yuan Renminbi	193,720	JPM	29,052	1/10/11	52
Yuan Renminbi	5,643,832	JPM	848,422	4/7/11	(2,578)
Yuan Renminbi	1,805,895	JPM	271,676	4/28/11	(1,324)
Yuan Renminbi	5,093,517	HSBC	767,630	6/15/11	1,630
Yuan Renminbi	1,524,900	UBS	230,677	9/14/11	677
Yuan Renminbi	636,480	RBS	96,282	9/14/11	282
Yuan Renminbi	2,668,930	DUB	404,518	11/4/11	(13,482)
Yuan Renminbi	2,119,040	DUB	321,308	11/15/11	1,308
Yuan Renminbi	1,271,284	UBS	193,487	2/13/12	(3,933)
Yuan Renminbi	3,539,750	JPM	538,744	2/13/12	(11,191)
Yuan Renminbi	2,564,341	DUB	390,288	2/13/12	(7,698)
Yuan Renminbi	26,621,894	BCLY	4,051,802	2/13/12	(86,530)

					(284,113)

Contracts to Sell:
Australian Dollar	7,605,000	DUB	7,304,458	12/3/10	152,610
Brazilian Real	2,752,647	HSBC	1,605,042	12/2/10	(71,192)
Brazilian Real	2,752,647	HSBC	1,575,326	3/2/11	38,845
Canadian Dollar	5,907,000	RBS	5,752,863	12/16/10	8,585
Euro	3,632,000	JPM	4,734,598	1/6/11	212,259
Indian Rupee	1,217,417	UBS	26,142	3/9/11	125
Indian Rupee	370,800	BCLY	7,962	3/9/11	38
Japanese Yen	84,551,000	RBS	1,011,903	12/6/10	(235)
Japanese Yen	99,140,300	CSFB	1,187,751	2/14/11	982
Pound Sterling	1,681,000	UBS	2,618,327	12/20/10	360

					342,377

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$58,264

International Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	736,027	HSBC	$429,170	12/2/10	$19,036
Brazilian Real	736,027	JPM	421,225	3/2/11	(9,957)
Euro	864,000	UBS	1,126,201	1/25/11	(80,939)
Euro	352,493	GSC	459,465	1/25/11	(30,535)
Euro	783,000	DUB	1,020,620	1/25/11	(56,553)
Euro	4,565,000	BCLY	5,950,356	1/25/11	(145,955)
Japanese Yen	27,513,000	BCLY	329,274	12/6/10	(868)
Korean Won	128,000,000	RBS	109,965	5/9/11	(3,174)
Korean Won	214,400,000	JPM	184,192	5/9/11	(4,868)
Korean Won	114,500,000	BCLY	98,367	5/9/11	(3,565)
Korean Won	92,184,146	GSC	79,196	5/9/11	(2,038)
Korean Won	53,000,000	HSBC	45,532	5/9/11	(1,679)
Malaysian Ringgit	37,310	DUB	11,730	2/7/11	(292)
Malaysian Ringgit	10,000	BCLY	3,144	2/7/11	(75)
Malaysian Ringgit	10,000	RBS	3,144	2/7/11	(85)
Mexican Peso	6,478,069	BCLY	516,301	2/22/11	20,101
New Taiwan Dollar	12,830,933	JPM	422,431	4/6/11	(1,592)
New Taiwan Dollar	4,400,000	DUB	144,860	4/6/11	1,421
Norwegian Krone	615,000	BCLY	99,078	2/7/11	(5,620)
Pound Sterling	552,118	GSC	859,979	12/20/10	(30,021)
Singapore Dollar	1,159,661	DUB	878,062	3/9/11	10,474
Singapore Dollar	290,000	JPM	219,580	3/9/11	4,398
Singapore Dollar	530,000	RBS	401,301	3/9/11	7,819
Yuan Renminbi	13,260,000	UBS	2,005,884	9/14/11	5,885
Yuan Renminbi	7,640,058	JPM	1,158,453	11/15/11	(31,031)
Yuan Renminbi	7,284,200	DUB	1,104,495	11/15/11	4,495
Yuan Renminbi	14,100,000	JPM	2,262,490	9/8/15	(33,927)

					(369,145)

Contracts to Sell:
Australian Dollar	5,111,000	DUB	4,909,018	12/3/10	102,562
Brazilian Real	736,027	JPM	429,170	12/2/10	9,987
Canadian Dollar	13,322,000	RBS	12,974,377	12/16/10	19,362
Danish Krone	260,000	RBC	45,474	2/7/11	2,912
Euro	76,037,000	JPM	99,120,215	1/6/11	4,443,700
Indian Rupee	223,065	UBS	4,790	3/9/11	23
Japanese Yen	24,228,000	UBS	289,960	12/6/10	2,539
Japanese Yen	1,463,874,000	BCLY	17,519,586	12/6/10	(130,088)
Norwegian Krone	13,791,000	RBC	2,221,767	2/7/11	115,532
Pound Sterling	253,000	BCLY	394,073	12/20/10	6,417
Pound Sterling	3,593,000	UBS	5,596,460	12/20/10	769

					4,573,715

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$4,204,570

At November 30, 2010, Core Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD	1,500,000	$(30,238)	$(7,490)	$(22,748)
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD	1,000,000	(20,158)	(4,460)	(15,698)
Pay	BRL-CDI-Compounded	10.115%	1/2/2012	GSC	BRL	5,500,000	(117,886)	(201,197)	83,311
Pay	BRL-CDI-Compounded	11.020%	1/2/2012	UBS	BRL	700,000	4,916	—	4,916
Pay	BRL-CDI-Compounded	11.890%	1/2/2013	HSBC	BRL	5,200,000	17,937	33,965	(16,028)
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL	6,900,000	19,477	33,612	(14,135)
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	2,100,000	(2,584)	6,189	(8,773)
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL	18,800,000	47,163	(17,858)	65,021
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL	1,100,000	3,162	358	2,804
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL	8,300,000	42,932	19,221	23,711

							$(35,279)	$(137,660)	$102,381
At November 30, 2010, Core Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Embarq Corp., BBB-	(1.300%)	3/20/2014	MSC	0.990%	USD	$200,000	$(2,523)	$—	$(2,523)
Embarq Corp., BBB-	(1.425%)	3/20/2014	DUB	0.990%	USD	600,000	(10,142)	—	(10,142)
Embarq Corp., BBB-	(1.270%)	3/20/2014	DUB	0.990%	USD	600,000	(6,951)	—	(6,951)
Embarq Corp., BBB-	(1.250%)	3/20/2014	DUB	0.990%	USD	1,200,000	(13,078)	—	(13,078)
Fosters Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.744%	USD	2,400,000	(142,377)	—	(142,377)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.580%	USD	300,000	846	—	846
HSBC Finance Corp., A	(0.165%)	12/20/2013	BNP	0.739%	USD	300,000	5,093	—	5,093
Motorola Inc., BB+	(3.550%)	12/20/2017	MSC	1.458%	USD	400,000	(55,688)	—	(55,688)
Motorola Inc., BB+	(3.600%)	12/20/2017	RBS	1.458%	USD	400,000	(56,991)	—	(56,991)
Newell Rubbermaid Inc., BBB-	(0.480%)	6/20/2017	UBS	1.340%	USD	200,000	10,012	—	10,012
Newell Rubbermaid Inc., BBB-	(0.485%)	6/20/2017	RBS	1.340%	USD	400,000	19,901	—	19,901
Race Point CLO, B+	(4.030%)	4/15/2020	BOA	N/A	USD	1,100,000	442,034	8,250	433,784
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	N/A	USD	800,000	238,583	2,800	235,783
Saratoga CLO I Ltd., B+	(1.880%)	12/15/2019	BOA	N/A	USD	1,000,000	239,843	7,500	232,343
Saratoga CLO I Ltd., CCC+	(3.780%)	12/15/2019	BOA	N/A	USD	860,903	519,884	4,735	515,149

							$1,188,446	$23,285	$1,165,161
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Ally Financial Inc., B	3.570%	9/20/2017	BOA	4.164%	USD	$2,800,000	$(59,848)	$—	$(59,848)

							$(59,848)	$—	$(59,848)
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	DUB	USD	$5,200,000	$(65,130)	$396,500	$(461,630)
Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	MSC	USD	5,130,400	(71,328)	(210,543)	139,215
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	DUB	USD	3,571,200	(31,916)	61,322	(93,238)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2012	GSC	USD	4,452,800	152,105	(38,295)	190,400
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	MSC	USD	290,400	9,920	7,108	2,812

						$(6,349)	$216,092	$(222,441)
At November 30, 2010, International Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL	400,000	$1,844	$827	$1,017
Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL	1,900,000	13,927	8,488	5,439
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL	8,900,000	25,122	40,775	(15,653)
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	8,200,000	(10,091)	5,340	(15,431)
Pay	6-Month JPY-LIBOR, AA	1.000%	12/15/2015	UBS	JPY	1,520,000,000	349,812	187,164	162,648
Pay	6-Month JPY-LIBOR, AA	1.500%	12/15/2020	RBS	JPY	410,000,000	115,454	32,812	82,642
Pay	6-Month JPY-LIBOR, BBA	1.500%	12/20/2015	GSC	JPY	870,000,000	515,563	126,714	388,849
Pay	3-Month SEK-STIBOR-SIDE	4.500%	3/18/2014	GSC	SEK	1,000,000	12,696	(1,040)	13,736

							$1,024,327	$401,080	$623,247

At November 30, 2010, International Fixed Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

American General Finance Corp., B	(1.820%)	12/20/2017	RBS	9.785%	USD	$1,000,000	$265,172	$—	$265,172
Capital One Financial Corp., BBB	(0.350%)	9/20/2011	UBS	0.605%	USD	100,000	138	—	138
Cleveland Electric Illumination Co., BBB-	(0.940%)	6/20/2017	RBS	2.309%	USD	1,000,000	76,541	—	76,541
CNA Financial Corp., BBB-	(0.440%)	9/20/2011	JPM	2.342%	USD	200,000	1,010	—	1,010
GATX Financial Corp., BBB+	(0.605%)	3/20/2012	RBS	0.983%	USD	1,000,000	3,730	—	3,730
Goldman Sachs Group Inc., A	(0.330%)	3/20/2016	BES	1.527%	USD	200,000	11,816	—	11,816
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	0.537%	USD	200,000	(85)	—	(85)
Istar Financial Inc., CCC-	(0.450%)	3/20/2012	CSFB	13.016%	USD	300,000	37,962	—	37,962
Limited Brands Inc., BB	(3.550%)	9/20/2017	GSC	1.899%	USD	500,000	(53,103)	—	(53,103)
Macys Retail Holdings Inc., BB+	(2.530%)	12/20/2016	DUB	1.730%	USD	1,000,000	(51,620)	—	(51,620)
Macy’s Retail Holdings Inc., BB+	(5.000%)	9/20/2014	BNP	1.416%	USD	650,000	(92,834)	(67,378)	(25,456)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	1.187%	USD	1,000,000	17,630	—	17,630
National Grid PLC, BBB+	(0.208%)	6/20/2011	BCLY	0.296%	USD	300,000	25	—	25
Pearson Dollar Finance PLC, BBB+	(0.540%)	6/20/2014	MSC	0.502%	USD	1,000,000	(2,418)	—	(2,418)
Starwood Hotels & Resorts World, BB	(1.490%)	6/20/2018	BOA	1.582%	USD	1,000,000	3,056	—	3,056
Tate & Lyle International Finance PLC., BBB-	(0.510%)	12/20/2014	DUB	1.005%	USD	100,000	1,839	—	1,839
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.367%	USD	500,000	(12,777)	—	(12,777)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	0.687%	USD	100,000	432	—	432

							$206,514	$(67,378)	$273,892
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

America Movil SAB de CV, A-	1.000%	3/20/2012	DUB	0.806%	USD	$500,000	$2,272	$(1,265)	$3,537
Australia Government Bond, Aaa	1.000%	3/20/2015	DUB	0.497%	USD	600,000	13,828	8,609	5,219
Australia Government Bond, Aaa	1.000%	9/20/2015	UBS	0.527%	USD	400,000	9,595	9,263	332
BP Capital Markets America Inc., A	5.000%	9/20/2011	DUB	0.378%	USD	100,000	4,766	(517)	5,283
BP Capital Markets America Inc., A	1.000%	6/20/2012	BCLY	0.565%	EUR	300,000	3,419	(32,916)	36,335
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	CSFB	0.352%	USD	700,000	1,645	2,529	(884)
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	RBS	0.352%	USD	300,000	705	1,175	(470)
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	GSC	0.352%	USD	200,000	470	750	(280)
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	UBS	0.733%	USD	600,000	2,348	2,789	(441)
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	HSBC	0.367%	USD	100,000	389	474	(85)
Bundesrepublik Deutschland, AAA	0.250%	6/20/2015	BOA	0.539%	USD	300,000	(3,697)	(2,773)	(924)
China Government International Bond, A+	1.000%	3/20/2015	BCLY	0.686%	USD	900,000	13,576	10,215	3,361
Egypt Government International Bond, BB+	1.000%	3/20/2015	BCLY	2.040%	USD	300,000	(12,156)	(24,099)	11,943
Egypt Government International Bond, BB+	1.000%	3/20/2015	DUB	2.040%	USD	500,000	(20,259)	(39,127)	18,868
Emirate of Abu Dhabi, AA	1.000%	3/20/2011	GSC	0.347%	USD	500,000	1,978	349	1,629
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	0.899%	USD	800,000	4,761	(20,483)	25,244
France Government Bond, AAA	0.250%	6/20/2015	BOA	1.055%	USD	300,000	(10,382)	(5,786)	(4,596)
Gazprom OAO, BBB	0.610%	5/20/2012	BOA	1.706%	USD	200,000	(3,181)	—	(3,181)
Japan Government Bond, AA	0.635%	12/20/2014	GSC	0.615%	USD	300,000	609	—	609
Japan Government Bond, AA	0.650%	12/20/2014	BCLY	0.615%	USD	600,000	1,604	—	1,604
Japan Government Bond, AA	1.000%	3/20/2015	BCLY	0.649%	USD	200,000	3,349	1,238	2,111
Japan Government Bond, AA	1.000%	3/20/2015	DUB	0.649%	USD	1,500,000	25,075	11,496	13,579
Mexico Government International Bond, BBB	1.000%	12/20/2010	RBS	0.524%	USD	300,000	674	546	128
Mexico Government International Bond, BBB	1.000%	12/20/2010	HSBC	0.524%	USD	300,000	675	757	(82)
Mexico Government International Bond, BBB	1.000%	12/20/2010	GSC	0.524%	USD	600,000	1,350	1,462	(112)
Mexico Government International Bond, BBB	1.000%	3/20/2011	RBS	0.545%	USD	300,000	1,003	542	461
Norway Government Bond, AAA	0.250%	12/20/2014	GSC	0.201%	USD	1,000,000	2,454	4,099	(1,645)
Petroleo Brasileiro SA, BBB-	1.000%	9/20/2012	DUB	1.078%	USD	1,000,000	589	(12,405)	12,994
Republic of Korea Bond, A	1.000%	3/20/2011	BCLY	0.525%	USD	300,000	1,022	1,725	(703)
Republic of Korea Bond, A	1.000%	3/20/2011	DUB	0.525%	USD	200,000	681	811	(130)
Republic of Korea Bond, A	1.000%	9/20/2015	DUB	1.205%	USD	600,000	(4,372)	(4,034)	(338)
Russia Foreign Bond, BBB	1.000%	12/20/2010	GSC	0.705%	USD	300,000	644	335	309
Russia Foreign Bond, BBB	1.000%	9/20/2015	BCLY	1.729%	USD	200,000	(6,179)	(7,310)	1,131
U.S. Treasury Note, AAA	0.250%	12/20/2014	BCLY	0.391%	EUR	700,000	(4,616)	(3,432)	(1,184)

							$34,639	$(94,983)	$129,622

Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG12 10 Year Index, BAA+	(1.000%)	6/20/2019	DUB	USD	$2,182,400	$14,904	$94,925	$(80,021)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	MSC	USD	7,936,000	(70,923)	235,226	(306,149)
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	DUB	USD	2,420,000	104,884	15,974	88,910
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	GSC	USD	15,391,200	667,068	158,531	508,537
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	DUB	USD	1,161,600	39,680	43,534	(3,854)

						$755,613	$548,190	$207,423

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:

BCLY	Barclays Bank PLC

BNP	BNP Paribas Bank

BOA	Bank of America

BSN	Bank of Nova Scotia

CSFB	Credit Suisse Securities (USA) LLC

DUB	Deutsche Bank AG

GSC	Goldman Sachs & Co.

HSBC	HSBC Bank USA

JPM	JP Morgan Chase & Co.

MSC	Morgan Stanley

RBS	Royal Bank of Scotland PLC

UBS	UBS Securities LLC

SCB	Standard Chartered Bank

SSB	State Street Corp.
Currency Abbreviation:

BRL	Brazilian Real

EUR	Euro Dollar

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

At November 30, 2010, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation of $985,253 and $1,234,184 respectively, from swap contracts.
At November 30, 2010, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $1,770,000 and $5,052,000, respectively, for the open swaps contracts.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds
By	/s/ JAMES F. WALKER
James F. Walker
Chief Executive Officer
Date: January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES F. WALKER
James F. Walker
Chief Executive Officer
Date: January 24, 2011

By:	/s/ MARC GORDON
Marc Gordon
Chief Financial Officer
Date: January 24, 2011